UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05514

                                                 Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890

(Address of principal executive offices) (Zip code)

John McDonnell

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-651-8409

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2022, through October 31, 2022. Inside you will find a comprehensive review of the Funds’ holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semi-annual fiscal period between May and October was turbulent. At the onset of the period, inflation concerns rattled investors as U.S. Consumer Price Index (“CPI”) accelerated in May to 8.6% and again in June, making a new cycle high of 9.1% and reaching its highest level in 40-years. U.S. consumers felt pain at the gas pump as the national average for a gallon of gasoline topped $5 in mid-June and consumer sentiment reached its lowest level on record. However, job growth in the U.S. remained strong with nearly 400,000 net new jobs added per month for the first three months of the period (May-July). The strong job reports stoked investor fears that the Federal Reserve (the “Fed”) would hike rates more aggressively due to the underlying strength of the labor market. Fears were warranted as the Fed hiked interest rates by 150 basis points1 in just a six-week period, the most since 1982. At the same time, the U.S. posted a second consecutive quarter of negative Gross Domestic Product “GDP” (-0.9% quarter-on-quarter, for Q2) marking a “technical recession”.

Over the summer, economic data and some commentary from the Fed led investors to suspect that the Fed would pause or pivot from its hawkish stance. Equity markets bottomed in mid-June and decisively rallied throughout the summer on the back of the ‘Fed Put’ narrative and in lockstep with stronger-than-expected corporate earnings. Chair Powell ended rumors of a pivot in a 10-minute speech delivered at the Fed’s annual Jackson Hole symposium in August. In the speech, Powell noted that pain for households and businesses was “the unfortunate cost of reducing inflation.” U.S. equity indices sold off following the Jackson Hole speech and remained under pressure through mid-October. The economy finished the period on a high note with Q3 GDP rebounding and beating consensus estimates (+2.6% quarter-on-quarter, for Q3).

Abroad, the economic picture was far more dismal. The war in Ukraine escalated as Russian gas providers shut down natural gas pipelines to Europe. Russia’s weaponization of energy exacerbated inflation and weighed on consumer confidence. In July, the European Central Bank hiked interest rates by 50 basis points, taking rates out of negative territory for the first time since 2014. During the period, the U.K. saw three different Prime Ministers in office. Boris Johnson resigned in July after a three-year run following a vote of no confidence. Liz Truss took over and released a ‘mini-budget’ featuring nearly 50 billion in unfunded tax cuts. Markets reacted sharply with the pound notching its third worst day since 1992. The Bank of England was forced to intervene at the eleventh hour and buy long dated bonds to bail out several of the nation’s largest pension funds. Truss resigned after 45 days on the job amid the market turmoil and was replaced by Rishi Sunak.

In China, the political scene was less noisy after President Xi Jinping secured an unprecedented but expected third term in power. Xi was also able to strengthen his grip on power by stacking the Chinese Communist Party leadership with loyalists. The Chinese economy continued to be hurt by the government’s enforcement of Zero-Covid restrictions and regulation in the property market. China’s central bank was active, providing monetary and fiscal support to the economy in the form of prime rate cuts and infrastructure spending.

Bond markets

Fixed income markets declined significantly during the period. Credit and Treasury indices underperformed Corporate High Yield and Municipal bond indices. The Fed Funds target rate increased 2.75% during the period driving Treasury yields higher across the curve. The 10-year Treasury yield ended the period up 107 basis points to 4.05%. The two-year Treasury yield pushed up 175 basis points to end the period at 4.48%. As for yield curve slopes, the 10y-2y ended the quarter deeply inverted at -43 basis points and the 10y-3m ducked into inversion territory at -1 basis points by the end of the period (down from +221 basis points at the start of the period). Volatility in the bond market, as measured by the ICE BofA MOVE Index, remained extremely heightened, ending the period at 147.9 compared to its five-year average of 69.5.

PRESIDENT’S MESSAGE / October 31, 2022 (unaudited)

ii

For the six-month period May 1, 2022, to October 31 2022, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]
-6.34%	-6.86%	-7.57%	-4.43%	-4.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

Equity markets were down across the board during the period with U.S. small cap stocks the outperformer of the group. Overall, it was a tumultuous period for all indices. The S&P 500 made sharp moves in both directions rallying 17.4% through the summer followed by a subsequent drop of 16.7% around Powell’s Jackson Hole speech. The two corporate earnings seasons during the period were both better than expected with the energy sector masking much of the weakness in equities. Mega cap tech stocks were hit hard by higher interest rates and lower ad spending revenue. Firms like Meta, Google and Amazon made headlines by announcing plans to reduce headcount. The Russell 1000 Value Index8 outperformed its counterpart the Russell 1000 Growth Index9, declining 3.2% versus a -8.2% return for Growth. Economic weakness in Europe and China led the MSCI EAFE and MSCI Emerging Markets lower with both indices underperforming significantly.

For the six-month period May 1, 2022 to October 31, 2022, certain stock market indices performed as follows:

S&P 500® Index[10]	Russell 2000® Index[11]	MSCI EAFE (Net) Index[12]	MSCI Emerging Markets (Net) Index[13]
-5.50%	-0.20%	-12.70%	-19.66%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Eric W. Taylor

President

November 18, 2022

October 31, 2022 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the money market funds, and you should not expect that the investment advisor will provide financial support to the money market funds at any time.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of the large-cap value segment of U.S. equity securities. It includes the Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

9.

The Russell 1000® Growth Index is a market capitalization-weighted index that measures the performance of the large-cap growth segment of U.S. equity securities. It includes the Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

10.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

11.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

12.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

13.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 27 Emerging Markets countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2022 (unaudited)

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period(1)	Annualized Net Expense Ratio

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Actual

Administrative Class	$1,000.00	$1,007.00	$2.53	0.50%

Institutional Class	$1,000.00	$1,008.30	$1.27	0.25%

Select Class	$1,000.00	$1,008.00	$1.67	0.33%

Service Class	$1,000.00	$1,006.10	$3.49	0.69%

Hypothetical (assuming a 5% return before expenses)

Administrative Class	$1,000.00	$1,022.68	$2.55	0.50%

Institutional Class	$1,000.00	$1,023.95	$1.28	0.25%

Select Class	$1,000.00	$1,023.54	$1.68	0.33%

Service Class	$1,000.00	$1,021.73	$3.52	0.69%

WILMINGTON U.S. TREASURY MONEY MARKET FUND

Actual

Administrative Class	$1,000.00	$1,007.00	$2.48	0.49%

Institutional Class	$1,000.00	$1,008.30	$1.27	0.25%

Select Class	$1,000.00	$1,007.90	$1.67	0.33%

Service Class	$1,000.00	$1,006.10	$3.44	0.68%

Hypothetical (assuming a 5% return before expenses)

Administrative Class	$1,000.00	$1,022.74	$2.50	0.49%

Institutional Class	$1,000.00	$1,023.95	$1.28	0.25%

Select Class	$1,000.00	$1,023.54	$1.68	0.33%

Service Class	$1,000.00	$1,021.78	$3.47	0.68%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Government Money Market Fund

At October 31, 2022, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Repurchase Agreements	69.9%
U.S. Government Agency Obligations	15.9%
U.S. Treasury Obligations	12.2%
Money Market Funds	3.7%
Other Assets and Liabilities - Net(1)	(1.7)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2022 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 15.9%

FEDERAL FARM CREDIT BANK (FFCB) – 1.9%
(SOFR + 0.06%), 3.11%, 01/20/23Δ	$9,000,000	$9,000,000
(SOFR + 0.05%), 3.10%, 03/01/24Δ	8,000,000	8,000,000
(SOFR + 0.05%), 3.10%, 04/12/24Δ	15,000,000	15,000,000
(Prime - 3.130%), 3.12%, 05/24/24Δ	50,000,000	50,000,000
(SOFR + 0.13%), 3.17%, 11/01/24Δ	80,000,000	80,000,000

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$162,000,000

FEDERAL FARM CREDIT DISCOUNT NOTES – 3.4%
2.49%, 12/29/22‡	50,000,000	49,801,834
2.64%, 01/06/23‡	40,000,000	39,809,333
1.82%, 02/01/23‡	100,000,000	99,540,000
1.85%, 02/15/23‡	100,000,000	99,464,112

TOTAL FEDERAL FARM CREDIT DISCOUNT NOTES		$288,615,279

FEDERAL HOME LOAN BANK (FHLB) – 9.7%
2.87%, 11/25/22‡	25,000,000	24,952,500
2.76%, 12/12/22‡	50,000,000	49,844,542
2.78%, 12/15/22‡	50,000,000	49,831,944
1.73%, 01/03/23‡	100,000,000	99,700,750
3.68%, 01/06/23‡	25,000,000	24,832,846
4.09%, 01/25/23‡	100,000,000	99,044,458
(SOFR + 0.06%), 3.11%, 11/18/22Δ	50,000,000	50,000,000
(SOFR + 0.06%), 3.11%, 12/08/22Δ	50,000,000	50,000,000
(SOFR + 0.06%), 3.11%, 12/16/22Δ	50,000,000	50,000,000
1.81%, 01/05/23	150,000,000	150,000,000
1.87%, 01/09/23	25,000,000	25,000,000
(SOFR + 0.04%), 3.09%, 01/30/23Δ	50,000,000	50,000,000
2.08%, 02/13/23	50,000,000	50,000,000
3.86%, 03/09/23	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$823,207,040

Description	Par Value	Value

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.9%
0.38%, 04/20/23	$75,085,000	$74,483,708

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $1,348,306,027)		$1,348,306,027

U.S. TREASURY OBLIGATIONS – 12.2%

U.S. TREASURY BILLS – 3.1%
0.16%, 11/03/22‡	50,000,000	49,999,556
2.81%, 12/13/22‡	60,000,000	59,805,400
2.32%, 12/15/22‡	75,000,000	74,789,808
3.00%, 12/27/22‡	75,000,000	74,653,500

TOTAL U.S. TREASURY BILLS		$259,248,264

U.S. TREASURY NOTES – 9.1%
(U.S. Treasury 3 Month Bill Money Market Yield + 0.05%), 4.09%, 01/31/23Δ	85,000,000	85,000,859
(U.S. Treasury 3 Month Bill Money Market Yield + 0.03%), 4.08%, 04/30/23Δ	296,140,500	296,143,395
(U.S. Treasury 3 Month Bill Money Market Yield - 0.02%), 4.03%, 01/31/24Δ	120,000,000	120,000,000
(U.S. Treasury 3 Month Bill Money Market Yield - 0.08%), 3.97%, 04/30/24Δ	75,000,000	74,954,945
(U.S. Treasury 3 Month Bill Money Market Yield + 0.03%), 4.08%, 07/31/24Δ	150,000,000	149,931,016
(U.S. Treasury 3 Month Bill Money Market Yield + 0.14%), 4.19%, 10/31/24Δ	49,950,000	49,950,000

TOTAL U.S. TREASURY NOTES		$775,980,215

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,035,228,479)		$1,035,228,479

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

3                      PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (concluded)

Description	Number of Shares	Value

MONEY MARKET FUNDS – 3.7%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 2.92%^	72,632,382	$72,632,382

Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.07%^	244,497,007	244,497,007

TOTAL MONEY MARKET FUNDS (COST $317,129,389)		$317,129,389

	Par Value

REPURCHASE AGREEMENTS – 69.9%

Federal Reserve Bank of New York, 3.05%, dated 10/31/22, due 11/01/22, repurchase price $5,825,493,506, collateralized by U.S. Treasury Securities, 0.25% to 1.63%, maturing 5/15/24 to 8/15/29; total market value $5,825,493,581.	$5,825,000,000	5,825,000,000

Description	Par Value	Value

Mizuho Securities USA, 3.05%, dated 10/31/22, due 11/01/22, repurchase price $100,008,472, collateralized by U.S. Treasury Securities, 0.63% to 2.75%, maturing 12/31/23 to 6/30/28; total market value $102,000,037.	$100,000,000	$100,000,000

TOTAL REPURCHASE AGREEMENTS (COST $5,925,000,000)		$5,925,000,000

TOTAL INVESTMENTS – 101.7% (COST $8,625,663,895)		$8,625,663,895
OTHER ASSETS LESS LIABILITIES – (1.7)%		(147,691,360)

TOTAL NET ASSETS – 100.0%		$8,477,972,535

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Agency Obligations	$—	$1,348,306,027	$—	$1,348,306,027

U.S. Treasury Obligations	—	1,035,228,479	—	1,035,228,479

Money Market Funds	317,129,389	—	—	317,129,389

Repurchase Agreements	—	5,925,000,000	—	5,925,000,000

Total	$317,129,389	$8,308,534,506	$—	$8,625,663,895

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

SOFR	Secured Overnight Financing Rate

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Treasury Money Market Fund

At October 31, 2022, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Repurchase Agreements	76.9%
U.S. Treasury Obligations	19.8%
Money Market Fund	3.4%
Other Assets and Liabilities - Net(1)	(0.1)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2022 (unaudited)

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 19.8%

U.S. TREASURY BILLS – 5.7%
0.16%, 11/03/22‡	$10,945,000	$10,944,903
2.81%, 12/13/22‡	40,000,000	39,870,267
2.32%, 12/15/22‡	25,000,000	24,929,936
3.00%, 12/27/22‡	25,000,000	24,884,500

TOTAL U.S. TREASURY BILLS		$100,629,606

U.S. TREASURY NOTES – 14.1%
(U.S. Treasury 3 Month Bill Money Market Yield + 0.05%), 4.09%, 01/31/23Δ	15,000,000	15,000,151
2.00%, 02/15/23	25,000,000	25,007,623
1.50%, 02/28/23	15,000,000	14,977,791
0.13%, 03/31/23	20,000,000	19,829,252
(U.S. Treasury 3 Month Bill Money Market Yield + 0.03%), 4.08%, 04/30/23Δ	55,000,000	55,000,500
(U.S. Treasury 3 Month Bill Money Market Yield - 0.02%), 4.03%, 01/31/24Δ	22,975,000	22,975,000
(U.S. Treasury 3 Month Bill Money Market Yield - 0.08%), 3.97%, 04/30/24Δ	25,000,000	24,984,982
(U.S. Treasury 3 Month Bill Money Market Yield + 0.03%), 4.08%, 07/31/24Δ	50,000,000	49,977,006
(U.S. Treasury 3 Month Bill Money Market Yield + 0.14%), 4.19%, 10/31/24Δ	20,000,000	20,000,000

TOTAL U.S. TREASURY NOTES		$247,752,305

TOTAL U.S. TREASURY OBLIGATIONS (COST $348,381,911)		$348,381,911

	Number of Shares

MONEY MARKET FUND – 3.4%

Goldman Sachs Financial Square Funds Treasury Obligations Fund, Institutional Shares, 3.02%^	59,987,830	59,987,830

TOTAL MONEY MARKET FUND (COST $59,987,830)		$59,987,830

Description	Par Value	Value

REPURCHASE AGREEMENTS – 76.9%

CIBC World Market Corp., 3.05%, dated 10/31/2022, due 11/1/2022, repurchase price $75,006,354, collateralized by U.S. Treasury Securities, 0.13% to 3.38%, maturing 8/15/2023 to 11/15/2050; total market value $75,000,044.	$75,000,000	$75,000,000

Deutsche Bank Securities Inc., 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $85,007,083, collateralized by U.S. Treasury Securities, 1.13% to 6.13%, maturing 11/15/27 to 5/15/52; total market value $86,700,046.	85,000,000	85,000,000

FICC Bank of New York 3.05%, dated 10/31/2022, due 11/1/2022, repurchase price $300,025,417, collateralized by U.S. Treasury Securities, 0.38% to 1.38%, maturing 7/15/25 to 10/31/28; total market value $306,000,001.	300,000,000	300,000,000

RBC Capital Markets, 3.00%, dated 10/31/2022, due 11/1/2022, repurchase price $450,037,500, collateralized by U.S. Treasury Securities, 0.00% to 7.50%, maturing 11/3/22 to 5/15/2052; total market value $459,000,049.	450,000,000	450,000,000

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

5                      PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Description	Par Value	Value

TD Securities, Inc. 3.02%, dated 10/31/2022, due 11/1/2022, repurchase price $440,036,911, collateralized by U.S. Treasury Securities, 1.25% to 4.38%, maturing 5/15/23 to 10/31/27; total market value $448,800,051.	$440,000,000	$440,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,350,000,000)		$1,350,000,000

TOTAL INVESTMENTS – 100.1% (COST $1,758,369,741)		$1,758,369,741
OTHER ASSETS LESS LIABILITIES – (0.1)%		(2,224,350)

TOTAL NET ASSETS – 100.0%		$1,756,145,391

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Obligations	$—	$348,381,911	$—	$348,381,911

Money Market Fund	59,987,830	—	—	59,987,830

Repurchase Agreements	—	1,350,000,000	—	1,350,000,000

Total	$59,987,830	$1,698,381,911	$—	$1,758,369,741

‡	The rate shown reflects the effective yield at purchase date.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

^	7-Day net yield.

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES                        6

October 31, 2022 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
ASSETS:
Investments, at identified cost	$8,625,663,895	$1,758,369,741

Investments in securities, at value (including repurchase agreements of $ 5,925,000,000 and $ 1,350,000,000, respectively)	$8,625,663,895	$1,758,369,741
Cash	—	2,000,000
Income receivable	3,787,953	386,919
Receivable for shares sold	100,087	11,856
Prepaid assets	76,337	41,792

TOTAL ASSETS	8,629,628,272	1,760,810,308

LIABILITIES:
Payable for investments purchased	130,000,000	—
Income distribution payable	18,311,605	3,869,222
Payable for shares redeemed	40,252	42,712
Payable for Trustees’ fees	3,978	3,978
Payable for administration fees	213,143	45,386
Payable for distribution services fees	319,057	71,658
Payable for shareholder services fees	562,657	111,974
Payable for investment advisory fees	1,331,635	261,904
Other accrued expenses	873,410	258,083

TOTAL LIABILITIES	151,655,737	4,664,917

NET ASSETS	$8,477,972,535	$1,756,145,391

NET ASSETS CONSIST OF:
Paid-in capital	$8,478,070,878	$1,756,144,237
Distributable earnings (loss)	(98,343)	1,154

TOTAL NET ASSETS	$8,477,972,535	$1,756,145,391

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$1,085,040,941	$355,934,807

Shares outstanding (unlimited shares authorized)	1,085,301,651	355,973,864

Net Asset Value and Offering Price per share	$1.000	$1.000

Institutional Class
Net Assets	$2,335,964,296	$447,335,357

Shares outstanding (unlimited shares authorized)	2,336,056,548	447,335,903

Net Asset Value and Offering Price per share	$1.000	$1.000

Select Class
Net Assets	$4,535,634,550	$952,561,130

Shares outstanding (unlimited shares authorized)	4,536,144,775	952,575,259

Net Asset Value and Offering Price per share	$1.000	$1.000

Service Class
Net Assets	$521,332,748	$314,097

Shares outstanding (unlimited shares authorized)	521,300,298	314,093

Net Asset Value and Offering Price per share	$1.000	$1.000

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

7                    STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2022 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Dividends	$12,134	$85,438
Interest	76,774,115	16,424,399

TOTAL INVESTMENT INCOME	76,786,249	16,509,837

EXPENSES:
Investment advisory fees	9,953,518	2,083,874
Administration fees	1,222,539	254,791
Portfolio accounting and administration fees	702,220	150,002
Custodian fees	63,015	18,847
Transfer and dividend disbursing agent fees and expenses	88,767	17,847
Trustees’ fees	33,571	33,571
Professional fees	89,433	58,974
Distribution services fee—Administrative Class	1,351,239	437,674
Distribution services fee—Service Class	620,148	368
Shareholder services fee—Administrative Class	1,351,239	437,674
Shareholder services fee—Select Class	5,290,431	1,154,083
Shareholder services fee—Service Class	620,148	368
Share registration costs	27,954	24,744
Printing and postage	11,616	3,990
Miscellaneous	179,281	56,281

TOTAL EXPENSES	21,605,119	4,733,088

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(2,455,525)	(634,885)
Waiver of distribution services fee—Administrative Class	(384,197)	(134,933)
Waiver of distribution services fee—Service Class	(144,844)	(97)
Waiver of shareholder services fee—Administrative Class	(956,138)	(309,407)
Waiver of shareholder services fee—Select Class	(3,671,532)	(774,760)
Waiver of shareholder services fee—Service Class	(7,046)	(5)

TOTAL WAIVERS AND REIMBURSEMENTS	(7,619,282)	(1,854,087)

Net expenses	13,985,837	2,879,001

Net investment income	62,800,412	13,630,836

REALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(79,941)	4,135

Net realized gain (loss)	(79,941)	4,135

Change in net assets resulting from operations	$62,720,471	$13,634,971

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS                        8

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
OPERATIONS:
Net investment income	$62,800,412	$1,698,067	$13,630,836	$304,729
Net realized gain (loss)	(79,941)	6,318	4,135	1,160

Change in net assets resulting from operations	62,720,471	1,704,385	13,634,971	305,889

DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Class	(7,338,734)	(260,816)	(2,369,032)	(87,374)
Institutional Class	(18,344,036)	(448,986)	(3,391,978)	(78,651)
Select Class	(34,082,577)	(915,013)	(7,867,975)	(141,228)
Service Class	(3,034,480)	(80,375)	(1,796)	(35)

Total distributions to shareholders	(62,799,827)	(1,705,190)	(13,630,781)	(307,288)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	2,087,022,969	4,528,852,127	501,994,426	1,105,741,959
Institutional Class	2,292,988,410	5,251,394,571	759,004,135	1,425,405,047
Select Class	5,157,361,125	7,706,547,039	1,752,752,214	1,411,785,381
Service Class	947,857,042	2,593,425,038	22,000	179,000
Distributions reinvested
Administrative Class	650	18	4,387	82
Institutional Class	130,605	2,789	2	—
Select Class	347,565	12,445	333,345	9,674
Service Class	132,448	6,611	1,796	35
Cost of shares redeemed
Administrative Class	(2,165,708,153)	(5,093,195,914)	(482,198,468)	(1,131,047,677)
Institutional Class	(1,713,900,475)	(5,230,085,518)	(654,496,990)	(1,283,734,679)
Select Class	(4,619,212,201)	(7,878,033,178)	(1,416,385,000)	(1,612,913,711)
Service Class	(927,649,799)	(3,283,142,270)	—	—

Change in net assets resulting from share transactions	1,059,370,186	(1,404,216,242)	461,031,847	(84,574,889)

Change in net assets	1,059,290,830	(1,404,217,047)	461,036,037	(84,576,288)
NET ASSETS:
Beginning of period	7,418,681,705	8,822,898,752	1,295,109,354	1,379,685,642

End of period	$8,477,972,535	$7,418,681,705	$1,756,145,391	$1,295,109,354

SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	2,087,022,969	4,528,852,127	501,994,426	1,105,741,959
Institutional Class	2,292,988,410	5,251,394,571	759,004,135	1,425,405,047
Select Class	5,157,361,125	7,706,547,039	1,752,752,214	1,411,785,381
Service Class	947,857,042	2,593,425,038	22,000	179,000
Distributions reinvested
Administrative Class	650	18	4,387	82
Institutional Class	130,605	2,789	2	—
Select Class	347,565	12,445	333,345	9,674
Service Class	132,448	6,611	1,796	35
Shares redeemed
Administrative Class	(2,165,708,153)	(5,093,195,914)	(482,198,468)	(1,131,047,677)
Institutional Class	(1,713,900,475)	(5,230,085,518)	(654,496,990)	(1,283,734,679)
Select Class	(4,619,212,201)	(7,878,033,178)	(1,416,385,000)	(1,612,913,711)
Service Class	(927,649,799)	(3,283,142,270)	—	—

Net change resulting from share transactions	1,059,370,186	(1,404,216,242)	461,031,847	(84,574,889)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

9                    FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

	Six Months Ended October 31, 2022		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
ADMINISTRATIVE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.007		0.000	(a)	0.000	(a)	0.013	0.016	0.006
Net Realized Gain (Loss)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.007		0.000		0.000		0.013	0.016	0.006
Less Distributions From:
Net Investment Income	(0.007)		(0.000	)(a)	(0.000	)(a)	(0.013)	(0.016)	(0.006)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.70	%(b)	0.02%		0.01%		1.21%	1.57%	0.56%
Net Assets, End of Period (000’s)	$1,085,041		$1,163,736		$1,728,081		$1,509,322	$1,297,285	$1,196,676
Ratios to Average Net Assets
Gross Expense(c)	0.81	%(d)	0.81%		0.81%		0.81%	0.82%	0.82%
Net Expense(c),(e)	0.50	%(d)	0.08%		0.15%		0.61%	0.62%	0.62%

Net Investment Income	1.36	%(d)	0.02%		0.01%		1.18%	1.57%	0.54%
	Six Months Ended October 31, 2022		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
INSTITUTIONAL CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.008		0.000	(a)	0.000	(a)	0.016	0.019	0.009
Net Realized Gain (Loss)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.008		0.000		0.000		0.016	0.019	0.009
Less Distributions From:
Net Investment Income	(0.008)		(0.000	)(a)	(0.000	)(a)	(0.016)	(0.019)	(0.009)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.83	%(b)	0.02%		0.02%		1.56%	1.92%	0.91%
Net Assets, End of Period (000’s)	$2,335,964		$1,756,769		$1,735,456		$1,745,742	$427,114	$704,435
Ratios to Average Net Assets
Gross Expense(c)	0.31	%(d)	0.31%		0.31%		0.31%	0.32%	0.32%
Net Expense(c),(e)	0.25	%(d)	0.08%		0.14%		0.27%	0.27%	0.27%

Net Investment Income	1.70	%(d)	0.02%		0.01%		1.39%	1.92%	0.97%
	Six Months Ended October 31, 2022		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
SELECT CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.008		0.000	(a)	0.000	(a)	0.015	0.018	0.008
Net Realized Gain (Loss)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.008		0.000		0.000		0.015	0.018	0.008
Less Distributions From:
Net Investment Income	(0.008)		(0.000	)(a)	(0.000	)(a)	(0.015)	(0.018)	(0.008)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.80	%(b)	0.02%		0.02%		1.46%	1.82%	0.81%
Net Assets, End of Period (000’s)	$4,535,635		$3,997,179		$4,168,651		$4,912,640	$4,410,116	$3,273,958
Ratios to Average Net Assets
Gross Expense(c)	0.56	%(d)	0.56%		0.56%		0.56%	0.57%	0.57%
Net Expense(c),(e)	0.33	%(d)	0.08%		0.15%		0.37%	0.37%	0.37%

Net Investment Income	1.61	%(d)	0.02%		0.01%		1.42%	1.82%	0.80%

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)                        10

	Six Months Ended October 31, 2022		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
SERVICE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.006		0.000	(a)	0.000	(a)	0.011	0.014	0.004
Net Realized Gain (Loss)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.006		0.000		0.000		0.011	0.014	0.004
Less Distributions From:
Net Investment Income	(0.006)		(0.000	)(a)	(0.000	)(a)	(0.011)	(0.014)	(0.004)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.61	%(b)	0.01%		0.01%		1.08%	1.42%	0.41%
Net Assets, End of Period (000’s)	$521,333		$500,998		$1,190,711		$1,168,185	$1,191,211	$1,250,181
Ratios to Average Net Assets
Gross Expense(c)	0.81	%(d)	0.81%		0.81%		0.81%	0.82%	0.82%
Net Expense(c),(e)	0.69	%(d)	0.08%		0.15%		0.74%	0.77%	0.77%

Net Investment Income	1.22	%(d)	0.01%		0.01%		1.07%	1.41%	0.41%

(a)	Represents less than $0.001.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

11                FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

	Six Months Ended October 31, 2022		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018
ADMINISTRATIVE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.007		0.000	(a)	0.000	(a)	0.013		0.016	0.006
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.007		0.000		0.000		0.013		0.016	0.006
Less Distributions From:
Net Investment Income	(0.007)		(0.000	)(a)	(0.000	)(a)	(0.013)		(0.016)	(0.006)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	0.70	%(b)	0.02%		0.01%		1.20%		1.58%	0.57%
Net Assets, End of Period (000’s)	$355,935		$336,133		$361,438		$360,463		$283,323	$340,788
Ratios to Average Net Assets
Gross Expense(c)	0.82	%(d)	0.82%		0.82%		0.83%		0.83%	0.84%
Net Expense(c),(e)	0.49	%(d)	0.07%		0.14%		0.59%		0.60%	0.60%

Net Investment Income	1.35	%(d)	0.02%		0.01%		1.15%		1.54%	0.53%
	Six Months Ended October 31, 2022		Year Ended April 30, 2022		Year Ended April 30, 2021		For the Period October 16, 2019* through April 30, 2020
INSTITUTIONAL CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.008		0.000	(a)	0.000	(a)	0.007
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.008		0.000		0.000		0.007
Less Distributions From:
Net Investment Income	(0.008)		(0.000	)(a)	(0.000	)(a)	(0.007)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000

Total Return	0.83	%(b)	0.02%		0.02%		0.61	%(b)
Net Assets, End of Period (000’s)	$447,335		$342,827		$201,157		$50,788
Ratios to Average Net Assets
Gross Expense(c)	0.32	%(d)	0.32%		0.32%		0.32	%(d)
Net Expense(c),(e)	0.25	%(d)	0.09%		0.12%		0.25	%(d)

Net Investment Income	1.72	%(d)	0.02%		0.01%		1.18	%(d)
	Six Months Ended October 31, 2022		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018
SELECT CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.008		0.000	(a)	0.000	(a)	0.015		0.018	0.008
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.008		0.000		0.000		0.015		0.018	0.008
Less Distributions From:
Net Investment Income	(0.008)		(0.000	)(a)	(0.000	)(a)	(0.015)		(0.018)	(0.008)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	0.79	%(b)	0.02%		0.02%		1.44%		1.83%	0.82%
Net Assets, End of Period (000’s)	$952,561		$615,858		$816,980		$992,205		$1,203,639	$790,207
Ratios to Average Net Assets
Gross Expense(c)	0.57	%(d)	0.57%		0.57%		0.58%		0.58%	0.59%
Net Expense(c),(e)	0.33	%(d)	0.08%		0.15%		0.35%		0.35%	0.35%

Net Investment Income	1.70	%(d)	0.02%		0.02%		1.45%		1.85%	0.89%

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)                    12

	Six Months Ended October 31, 2022		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
SERVICE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.006		0.000	(a)	0.000	(a)	0.011	0.014	0.004
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.006		0.000		0.000		0.011	0.014	0.004
Less Distributions From:
Net Investment Income	(0.006)		(0.000	)(a)	(0.000	)(a)	(0.011)	(0.014)	(0.004)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.61	%(b)	0.01%		0.01%		1.07%	1.43%	0.42%
Net Assets, End of Period (000’s)	$314		$290		$111		$188	$85	$44
Ratios to Average Net Assets
Gross Expense(c)	0.82	%(d)	0.82%		0.83%		0.84%	0.83%	0.84%
Net Expense(c),(e)	0.68	%(d)	0.09%		0.17%		0.70%	0.75%	0.74%
Net Investment Income	1.22	%(d)	0.01%		0.01%		0.97%	1.40%	0.44%

(a)	Represents less than $0.001.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

13                 NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2022 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

(d) Diversified

The Funds offers Service Class, Select Class, Administrative Class and Institutional Class shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares of the class outstanding at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the ‘‘Fed’’) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)                    14

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2022, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

U.S. Government Money Market Fund
Federal Reserve Bank of New York	$5,825,000,000	$5,825,000,000	$—	$—
Mizuho Securities USA	100,000,000	100,000,000	—	—

	$5,925,000,000	$5,925,000,000	$—	$—

U.S. Treasury Money Market Fund
CIBC World Market Corp.	$75,000,000	$75,000,000	$—	$—
Deutsche Bank Securities, Inc.	85,000,000	85,000,000	—	—
FICC Bank of New York	300,000,000	300,000,000	—	—
RBC Capital Markets	450,000,000	450,000,000	—	—
TD Securities, Inc.	440,000,000	440,000,000	—	—

	$1,350,000,000	$1,350,000,000	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2022.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

15                NOTES TO FINANCIAL STATEMENTS (continued)

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

U.S. Government Money Market Fund	0.25%
U.S. Treasury Money Market Fund	0.25%

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2023, so that total annual fund operating expenses paid by the Funds (not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Fund’s distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

	Current Contractual
	Expense Limitations
Fund	Administrative Class	Institutional Class	Select Class	Service Class

U.S. Government Money Market Fund*	0.60%	0.25%	0.35%	0.75%
U.S. Treasury Money Market Fund	0.60%	0.25%	0.35%	0.75%

*

Prior to August 31, 2022, the U.S. Government Money Market Fund’s contractual expense limitation was 0.62%, 0.27%, 0.37%, and 0.77% for Administrative, Institutional, Select, and Service Class, respectively.

In addition, WFMC has voluntarily agreed to waive and/or reimburse sufficient expenses of any class of the Funds to the extent necessary to maintain a yield of not less than zero. There is no guarantee that any class of the Funds will maintain such a yield. WFMC may amend or terminate this voluntary waiver and/or reimbursement at any time without prior notice to shareholders.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

	Maximum	Average Aggregate Daily Net
Administrator	Fee	Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2022, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)                    16

For the six months ended October 31, 2022, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees, net of waivers, paid by the Funds as follows:

Distribution
Fund	Fees

U.S. Government Money Market Fund	$1,417,641
U.S. Treasury Money Market Fund	299,973

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2022, M&T received shareholder services fees, net of waivers, paid by the Funds as follows:

Shareholder
Services
Fund	Fees

U.S. Government Money Market Fund	$2,538,020
U.S. Treasury Money Market Fund	490,124

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

6.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

7.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 31, 2023.

The Funds did not utilize the LOC during the six months ended October 31, 2022.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

17                NOTES TO FINANCIAL STATEMENTS (concluded)

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2022 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 25, 2022, the Board held a special meeting (the “August Meeting”) with personnel of the Adviser and Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and

•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median and considered the fee waivers in place for the Fund. The Board also considered that the Fund achieved total return performance equal to the peer group average for the one-year period, and slightly below the peer group average for the three- and five-year periods, ended June 30, 2022.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

19                Semi-Annual Report

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median and considered the fee waivers in place for the Fund. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2022.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Funds’ Form N-MFPs are available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

December 9, 2021

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this policy is December 9, 2021. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
Sub-Advisor
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, DE 19809
1100 North Market Street
9th Floor
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP Two Commerce Square 2001 Market Street, Suite 1800 Philadelphia, PA 19103
Wilmington Funds Management Corp.
1100 North Market Street
9th Floor
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-SAR-MM-1022
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

FUNDS October 31, 2022 (unaudited) PRESIDENT’S MESSAGE AND Semi-Annual Report WILMINGTON FUNDS Equity Funds Wilmington Enhanced Dividend Income Strategy Fund Wilmington Large-Cap Strategy Fund

Wilmington Enhanced Dividend Income Strategy Fund (“Enhanced Dividend Income Strategy Fund”)

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Enhanced Dividend Income Strategy Fund and Large-Cap Strategy Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2022, through October 31, 2022. Inside you will find a comprehensive review of the Funds’ holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semi-annual fiscal period between May and October was turbulent. At the onset of the period, inflation concerns rattled investors as U.S. Consumer Price Index (“CPI”) accelerated in May to 8.6% and again in June, making a new cycle high of 9.1% and reaching its highest level in 40-years. U.S. consumers felt pain at the gas pump as the national average for a gallon of gasoline topped $5 in mid-June and consumer sentiment reached its lowest level on record. However, job growth in the U.S. remained strong with nearly 400,000 net new jobs added per month for the first three months of the period (May-July). The strong job reports stoked investor fears that the Federal Reserve (the “Fed”) would hike rates more aggressively due to the underlying strength of the labor market. Fears were warranted as the Fed hiked interest rates by 150 basis points1 in just a six-week period, the most since 1982. At the same time, the U.S. posted a second consecutive quarter of negative Gross Domestic Product “GDP” (-0.9% quarter-on-quarter, for Q2) marking a “technical recession”.

Over the summer, economic data and some commentary from the Fed led investors to suspect that the Fed would pause or pivot from its hawkish stance. Equity markets bottomed in mid-June and decisively rallied throughout the summer on the back of the ‘Fed Put’ narrative and in lockstep with stronger-than-expected corporate earnings. Chair Powell ended rumors of a pivot in a 10-minute speech delivered at the Fed’s annual Jackson Hole symposium in August. In the speech, Powell noted that pain for households and businesses was “the unfortunate cost of reducing inflation.” U.S. equity indices sold off following the Jackson Hole speech and remained under pressure through mid-October. The economy finished the period on a high note with Q3 GDP rebounding and beating consensus estimates (+2.6% quarter-on-quarter, for Q3).

Abroad, the economic picture was far more dismal. The war in Ukraine escalated as Russian gas providers shut down natural gas pipelines to Europe. Russia’s weaponization of energy exacerbated inflation and weighed on consumer confidence. In July, the European Central Bank hiked interest rates by 50 basis points, taking rates out of negative territory for the first time since 2014. During the period, the U.K. saw three different Prime Ministers in office. Boris Johnson resigned in July after a three-year run following a vote of no confidence. Liz Truss took over and released a ‘mini-budget’ featuring nearly 50 billion in unfunded tax cuts. Markets reacted sharply with the pound notching its third worst day since 1992. The Bank of England was forced to intervene at the eleventh hour and buy long dated bonds to bail out several of the nation’s largest pension funds. Truss resigned after 45 days on the job amid the market turmoil and was replaced by Rishi Sunak.

In China, the political scene was less noisy after President Xi Jinping secured an unprecedented but expected third term in power. Xi was also able to strengthen his grip on power by stacking the Chinese Communist Party leadership with loyalists. The Chinese economy continued to be hurt by the government’s enforcement of Zero-Covid restrictions and regulation in the property market. China’s central bank was active, providing monetary and fiscal support to the economy in the form of prime rate cuts and infrastructure spending.

Bond markets

Fixed income markets declined significantly during the period. Credit and Treasury indices underperformed Corporate High Yield and Municipal bond indices. The Fed Funds target rate increased 2.75% during the period driving Treasury yields higher across the curve. The 10-year Treasury yield ended the period up 107 basis points to 4.05%. The two-year Treasury yield pushed up 175 basis points to end the period at 4.48%. As for yield curve slopes, the 10y-2y ended the quarter deeply inverted at -43 basis points and the 10y-3m ducked into inversion territory at -1 basis points by the end of the period (down from +221 basis points at the start of the period). Volatility in the bond market, as measured by the ICE BofA MOVE Index, remained extremely heightened, ending the period at 147.9 compared to its five-year average of 69.5.

PRESIDENT’S MESSAGE / October 31, 2022 (unaudited)

ii

For the six-month period May 1, 2022, to October 31 2022, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

-6.34%	-6.86%	-7.57%	-4.43%	-4.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

Equity markets were down across the board during the period with U.S. small cap stocks the outperformer of the group. Overall, it was a tumultuous period for all indices. The S&P 500 made sharp moves in both directions rallying 17.4% through the summer followed by a subsequent drop of 16.7% around Powell’s Jackson Hole speech. The two corporate earnings seasons during the period were both better than expected with the energy sector masking much of the weakness in equities. Mega cap tech stocks were hit hard by higher interest rates and lower ad spending revenue. Firms like Meta, Google and Amazon made headlines by announcing plans to reduce headcount. The Russell 1000 Value Index8 outperformed its counterpart the Russell 1000 Growth Index9, declining 3.2% versus a -8.2% return for Growth. Economic weakness in Europe and China led the MSCI EAFE and MSCI Emerging Markets lower with both indices underperforming significantly.

For the six-month period May 1, 2022 to October 31, 2022, certain stock market indices performed as follows:

S&P 500® Index[10]	Russell 2000® Index[11]	MSCI EAFE (Net) Index[12]	MSCI Emerging Markets (Net) Index[13]

-5.50%	-0.20%	-12.70%	-19.66%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Eric W. Taylor

President

November 18, 2022

October 31, 2022 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of the large-cap value segment of U.S. equity securities. It includes the Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

9.

The Russell 1000® Growth Index is a market capitalization-weighted index that measures the performance of the large-cap growth segment of U.S. equity securities. It includes the Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

10.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

11.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

12.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

13.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 27 Emerging Markets countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2022 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period(1)	Annualized Net Expense Ratio

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND

Actual

Class A	$1,000.00	$993.90	$3.77	0.75%

Class I	$1,000.00	$995.60	$2.52	0.50%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,021.42	$3.82	0.75%

Class I	$1,000.00	$1,022.68	$2.55	0.50%

WILMINGTON LARGE-CAP STRATEGY FUND

Actual

Class I	$1,000.00	$943.10	$1.22	0.25%

Hypothetical (assuming a 5% return before expenses)

Class I	$1,000.00	$1,023.95	$1.28	0.25%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Enhanced Dividend Income Strategy Fund

At October 31, 2022, the Fund’s sector classifications were as follows (unaudited):

	Percentage of Total Net Assets
Common Stocks

Financials	17.2%

Health Care	14.4%

Energy	11.8%

Industrials	10.7%

Information Technology	10.2%

Consumer Staples	8.2%

Utilities	6.1%

Real Estate	5.0%

Communication Services	4.6%

Consumer Discretionary	4.6%

Materials	4.1%

Repurchase Agreements	0.0	%(1)

Cash Equivalents(2)	3.1%

Other Assets and Liabilities - Net(3)	(0.0	)%(1)

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2022 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 96.9%

COMMUNICATION SERVICES – 4.6%

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.0%

AT&T, Inc.	31,350	$571,511

Verizon Communications, Inc.	13,125	490,481

		$1,061,992

ENTERTAINMENT – 0.0%**

Warner Bros Discovery, Inc.*	1	13

MEDIA – 1.6%

Omnicom Group, Inc.	8,125	591,094

TOTAL COMMUNICATION SERVICES		$1,653,099

CONSUMER DISCRETIONARY – 4.6%

HOTELS, RESTAURANTS & LEISURE – 3.0%

McDonald’s Corp.	1,730	471,702

Restaurant Brands International, Inc.	1	59

Starbucks Corp.	6,850	593,142

		$1,064,903

SPECIALTY RETAIL – 1.6%

Home Depot, Inc. (The)	1,985	587,818

TOTAL CONSUMER DISCRETIONARY		$1,652,721

Description	Number of Shares	Value

CONSUMER STAPLES – 8.2%

BEVERAGES – 2.0%

PepsiCo., Inc.	4,015	$729,043

HOUSEHOLD PRODUCTS – 2.4%

Procter & Gamble Co. (The)	6,270	844,381

PERSONAL PRODUCTS – 1.9%

Unilever PLC, ADR	14,900	678,099

TOBACCO – 1.9%

Philip Morris International, Inc.	7,315	671,883

TOTAL CONSUMER STAPLES		$2,923,406

ENERGY – 11.8%

OIL, GAS & CONSUMABLE FUELS – 11.8%

Chevron Corp.	7,175	1,297,957

ConocoPhillips	10,675	1,346,011

Exxon Mobil Corp.	7,325	811,683

Valero Energy Corp.	5,850	734,468

TOTAL ENERGY		$4,190,119

FINANCIALS – 17.2%

BANKS – 5.9%

KeyCorp.	22,090	394,748

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

3	PORTFOLIOS OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (continued)

Description	Number of Shares	Value

Toronto-Dominion Bank (The)	9,990	$639,260

U.S. Bancorp	14,350	609,158

United Bankshares, Inc.	10,775	456,321

		$2,099,487

CAPITAL MARKETS – 4.2%

BlackRock, Inc.	1,010	652,369

Morgan Stanley	10,370	852,103

		$1,504,472

DIVERSIFIED FINANCIAL SERVICES – 2.8%

JPMorgan Chase & Co.	7,925	997,599

INSURANCE – 4.3%

MetLife, Inc.	12,450	911,465

Old Republic International Corp.	26,240	609,030

		$1,520,495

TOTAL FINANCIALS		$6,122,053

HEALTH CARE – 14.4%

BIOTECHNOLOGY – 1.8%

Amgen, Inc.	2,345	633,971

HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%

Medtronic PLC	5,150	449,801

HEALTH CARE PROVIDERS & SERVICES – 2.5%

CVS Health Corp.	9,510	900,597

PHARMACEUTICALS – 8.8%

Bristol-Myers Squibb Co.	9,210	713,499

Johnson & Johnson	6,095	1,060,347

Merck & Co., Inc.	7,150	723,580

Pfizer, Inc.	13,990	651,234

		$3,148,660

TOTAL HEALTH CARE		$5,133,029

INDUSTRIALS – 10.7%

AEROSPACE & DEFENSE – 3.5%

Lockheed Martin Corp.	2,585	1,258,068

AIR FREIGHT & LOGISTICS – 2.0%

United Parcel Service, Inc.	4,155	697,084

BUILDING PRODUCTS – 2.0%

Johnson Controls International PLC	12,580	727,627

ELECTRICAL EQUIPMENT – 1.7%

nVent Electric PLC	16,555	604,258

MACHINERY – 1.5%

Caterpillar, Inc.	2,490	538,985

TOTAL INDUSTRIALS		$3,826,022

INFORMATION TECHNOLOGY – 10.2%

COMMUNICATIONS EQUIPMENT – 2.4%

Cisco Systems, Inc.	18,910	859,081

IT SERVICES – 1.8%

International Business Machines Corp.	4,560	630,603

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.0%

Broadcom, Inc.	2,545	1,196,456

Description	Number of Shares	Value

QUALCOMM, Inc.	7,990	$940,103

		$2,136,559

TOTAL INFORMATION TECHNOLOGY		$3,626,243

MATERIALS – 4.1%

CHEMICALS – 4.1%

Dow, Inc.	14,505	677,964

Nutrien Ltd.	9,425	796,412

TOTAL MATERIALS		$1,474,376

REAL ESTATE – 5.0%

REAL ESTATE INVESTMENT TRUSTS – 5.0%

AvalonBay Communities, Inc.	3,455	605,040

Crown Castle, Inc.	4,215	561,691

VICI Properties, Inc.	19,356	619,779

TOTAL REAL ESTATE		$1,786,510

UTILITIES – 6.1%

ELECTRIC UTILITIES – 6.1%

American Electric Power Co., Inc.	7,520	661,158

Duke Energy Corp.	4,610	429,560

FirstEnergy Corp.	13,675	515,684

NextEra Energy, Inc.	7,310	566,525

TOTAL UTILITIES		$2,172,927

TOTAL COMMON STOCKS (COST $30,503,462)		$34,560,505

MONEY MARKET FUND – 3.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%^	1,096,389	1,096,389

TOTAL MONEY MARKET FUND (COST $1,096,389)		$1,096,389

	Par Value

REPURCHASE AGREEMENTS – 0.0%**

Bank of America Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $51, collateralized by U.S. Government Agency Securities, 0.01% to 5.50%, maturing 2/25/32 to 1/01/61; total market value of $52.	$51	51

Daiwa Capital Markets America, 3.05%, dated 10/31/22, due 11/01/22, repurchase price $46, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.63%, maturing 11/01/22 to 11/01/52; total market value of $47.	46	46

Deutsche Bank Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $51, collateralized by U.S. Treasury Securities, 0.00% to 4.25%, maturing 12/31/22 to 11/15/43; total market value of $52.	51	51

National Bank Financial, 3.09%, dated 10/31/22, due 11/01/22, repurchase price $51, collateralized by U.S. Treasury Securities, 0.00% to 4.08%, maturing 11/01/22 to 9/09/49; total market value of $52.	51	51

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

Description	Par Value	Value

RBC Dominion Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $51, collateralized by U.S. Government Agency & Treasury Securities, 0.50% to 5.00%, maturing 2/28/26 to 10/20/52; total market value of $52.	$51	$51

TOTAL REPURCHASE AGREEMENTS (COST $250)		$250

TOTAL INVESTMENTS – 100.0% (COST $31,600,101)		$35,657,144
OTHER ASSETS LESS LIABILITIES – 0.0%**		(5,608)

TOTAL NET ASSETS – 100.0%		$35,651,536

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$34,560,505	$—	$—	$34,560,505

Money Market Fund	1,096,389	—	—	1,096,389

Repurchase Agreements	—	250	—	250

Total	$35,656,894	$250	$—	$35,657,144

**	Represents less than 0.05%.

*	Non-income producing security.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

5

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Strategy Fund

At October 31, 2022, the Fund’s sector classifications were as follows (unaudited):

	Percentage of Total Net Assets

Common Stocks

Information Technology	25.7%

Health Care	14.8%

Financials	11.7%

Consumer Discretionary	10.8%

Industrials	8.9%

Communication Services	7.0%

Consumer Staples	6.5%

Energy	5.6%

Real Estate	2.8%

Utilities	2.8%

Materials	2.7%

Investment Companies	0.5%

Warrants	0.0	%(1)

Preferred Stocks	0.0	%(1)

Rights	0.0	%(1)

Cash Equivalents(2)	0.1%

Cash Collateral Invested for Securities on Loan(3)	0.5%

Other Assets and Liabilities - Net(4)	(0.4)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2022 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.3%

COMMUNICATION SERVICES – 7.0%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%

AT&T, Inc.	76,962	$1,403,017

Frontier Communications Parent, Inc.*	3,350	78,457

Lumen Technologies, Inc.#	15,035	110,658

Verizon Communications, Inc.	45,120	1,686,134

		$3,278,266

ENTERTAINMENT – 1.4%

Activision Blizzard, Inc.	10,420	758,576

AMC Entertainment Holdings, Inc., Class A*,#	6,550	43,623

Electronic Arts, Inc.	3,810	479,907

Liberty Media Corp. - Liberty Formula One, Class A*	105	5,462

Description	Number of Shares	Value

Liberty Media Corp. - Liberty Formula One, Class C*	2,835	$163,664

Live Nation Entertainment, Inc.*	1,970	156,832

Madison Square Garden Sports Corp.	229	35,864

Netflix, Inc.*	5,900	1,722,092

Playtika Holding Corp.*	1,400	13,230

ROBLOX Corp., Class A*	5,950	266,203

Roku, Inc.*	1,600	88,864

Spotify Technology SA*	1,520	122,482

Take-Two Interactive Software, Inc.*	2,118	250,941

Walt Disney Co. (The)*	24,433	2,603,092

Warner Bros Discovery, Inc.*	25,474	331,162

World Wrestling Entertainment, Inc., Class A	550	43,389

		$7,085,383

INTERACTIVE MEDIA & SERVICES – 3.7%

Alphabet, Inc., Class A*	81,400	7,693,114

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Alphabet, Inc., Class C*	73,430	$6,950,884

IAC, Inc.*	950	46,246

Match Group, Inc.*	3,792	163,814

Meta Platforms, Inc., Class A*	30,830	2,872,123

Pinterest, Inc., Class A*	7,693	189,248

TripAdvisor, Inc.*	1,600	37,792

ZoomInfo Technologies, Inc.*	3,500	155,855

		$18,109,076

MEDIA – 0.8%

Altice USA, Inc., Class A*	2,700	17,847

Cable One, Inc.	90	77,349

Charter Communications, Inc., Class A*	1,552	570,546

Comcast Corp., Class A	59,350	1,883,769

DISH Network Corp., Class A*	6,246	93,128

Fox Corp., Class A	4,376	126,335

Fox Corp., Class B	1,500	40,800

Interpublic Group of Cos., Inc. (The)	5,168	153,955

Liberty Broadband Corp., Class A*	185	15,784

Liberty Broadband Corp., Class C*	1,918	161,937

Liberty Media Corp. - Liberty SiriusXM, Class A*	1,243	52,753

Liberty Media Corp. - Liberty SiriusXM, Class C*	2,036	85,899

Loyalty Ventures, Inc.*	316	373

New York Times Co. (The), Class A	2,100	60,816

News Corp., Class A	5,007	84,468

News Corp., Class B	1,448	24,804

Nexstar Media Group, Inc., Class A	450	77,085

Omnicom Group, Inc.	2,690	195,697

Sirius XM Holdings, Inc.#	7,540	45,541

Paramount Global, Class B	8,446	154,731

		$3,923,617

WIRELESS TELECOMMUNICATION SERVICES – 0.4%

T-Mobile US, Inc.*	12,919	1,958,004

TOTAL COMMUNICATION SERVICES		$34,354,346

CONSUMER DISCRETIONARY – 10.8%

AUTO COMPONENTS – 0.1%

Aptiv PLC*	3,600	327,852

BorgWarner, Inc.	3,080	115,592

Gentex Corp.	3,180	84,238

Lear Corp.	800	110,968

QuantumScape Corp.*,#	3,450	28,739

		$667,389

AUTOMOBILES – 2.0%

Ford Motor Co.	54,900	734,013

General Motors Co.	19,650	771,262

Harley-Davidson, Inc.	1,620	69,660

Lucid Group, Inc.*,#	6,900	98,601

Rivian Automotive, Inc., Class A*	6,650	232,550

Tesla, Inc.*	34,170	7,775,042

Thor Industries, Inc.#	750	61,103

		$9,742,231

DISTRIBUTORS – 0.1%

Genuine Parts Co.	1,870	332,598

Description	Number of Shares	Value

LKQ Corp.	3,468	$192,960

Pool Corp.	500	152,115

		$677,673

DIVERSIFIED CONSUMER SERVICES – 0.1%

ADT, Inc.#	2,560	21,658

Bright Horizons Family Solutions, Inc.*	783	51,145

Grand Canyon Education, Inc.*	400	40,252

H&R Block, Inc.	2,200	90,530

Mister Car Wash, Inc.*,#	750	6,622

Service Corp. International	2,170	131,524

		$341,731

HOTELS, RESTAURANTS & LEISURE – 2.1%

Airbnb, Inc., Class A*	5,150	550,587

Aramark	2,983	108,880

Booking Holdings, Inc.*	530	990,824

Boyd Gaming Corp.	1,000	57,760

Caesars Entertainment, Inc.*	2,160	94,457

Carnival Corp.*,#	9,950	90,147

Chipotle Mexican Grill, Inc.*	400	599,332

Choice Hotels International, Inc.	460	59,726

Churchill Downs, Inc.	500	103,955

Darden Restaurants, Inc.	1,650	236,181

Domino’s Pizza, Inc.	500	166,120

DraftKings, Inc., Class A*,#	4,270	67,466

Expedia Group, Inc.*	2,052	191,800

Hilton Worldwide Holdings, Inc.	3,703	500,868

Hyatt Hotels Corp., Class A*	650	61,237

Las Vegas Sands Corp.*	4,420	168,004

Marriott International, Inc., Class A	3,686	590,165

Marriott Vacations Worldwide Corp.	500	73,880

McDonald’s Corp.	9,799	2,671,795

MGM Resorts International	4,710	167,535

Norwegian Cruise Line Holdings Ltd.*,#	5,750	97,118

Penn Entertainment, Inc.*	2,050	67,855

Planet Fitness, Inc., Class A*	1,178	77,135

Restaurant Brands International LP	47	2,827

Royal Caribbean Cruises Ltd.*	3,030	161,741

Six Flags Entertainment Corp.*	1,100	24,530

Starbucks Corp.	15,440	1,336,950

Travel + Leisure Co.	1,160	44,057

Vail Resorts, Inc.	528	115,701

Wendy’s Co. (The)	2,515	52,262

Wyndham Hotels & Resorts, Inc.	1,310	99,468

Wynn Resorts Ltd.*	1,368	87,415

Yum! Brands, Inc.	3,900	461,175

		$10,178,953

HOUSEHOLD DURABLES – 0.3%

DR Horton, Inc.	4,120	316,746

Garmin Ltd.	2,090	184,004

Leggett & Platt, Inc.	1,770	59,738

Lennar Corp., Class A	3,260	263,082

Lennar Corp., Class B	176	11,479

Mohawk Industries, Inc.*	655	62,061

Newell Brands, Inc.	5,269	72,765

NVR, Inc.*	50	211,887

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

PulteGroup, Inc.	2,890	$115,571

Tempur Sealy International, Inc.	2,100	56,469

Toll Brothers, Inc.	1,350	58,158

TopBuild Corp.*	450	76,563

Whirlpool Corp.	735	101,606

		$1,590,129

INTERNET & DIRECT MARKETING RETAIL – 2.6%

Amazon.com, Inc.*	119,550	12,246,702

DoorDash, Inc., Class A*	2,670	116,225

eBay, Inc.	7,440	296,410

Etsy, Inc.*	1,650	154,951

Wayfair, Inc., Class A*	1,498	56,804

		$12,871,092

LEISURE PRODUCTS – 0.1%

Brunswick Corp.	950	67,137

Hasbro, Inc.	1,690	110,272

Mattel, Inc.*	4,600	87,216

Peloton Interactive, Inc., Class A*,#	3,200	26,880

Polaris, Inc.	800	81,280

YETI Holdings, Inc.*	1,050	33,684

		$406,469

MULTILINE RETAIL – 0.5%

Dollar General Corp.	3,050	777,903

Dollar Tree, Inc.*	2,812	445,702

Kohl’s Corp.	2,660	79,667

Macy’s, Inc.	4,000	83,400

Nordstrom, Inc.#	1,330	27,052

Ollie’s Bargain Outlet Holdings, Inc.*	873	48,888

Target Corp.	6,210	1,019,992

		$2,482,604

SPECIALTY RETAIL – 2.3%

Advance Auto Parts, Inc.	850	161,432

AutoNation, Inc.*	480	51,029

AutoZone, Inc.*	260	658,549

Bath & Body Works, Inc.	3,210	107,150

Best Buy Co., Inc.	2,680	183,339

Burlington Stores, Inc.*	850	121,516

CarMax, Inc.*	2,200	138,622

Carvana Co.*,#	1,200	16,236

Dick’s Sporting Goods, Inc.	800	91,008

Five Below, Inc.*	678	99,225

Floor & Decor Holdings, Inc., Class A*	1,460	107,120

GameStop Corp., Class A*,#	3,500	99,085

Gap, Inc. (The)	3,500	39,445

Home Depot, Inc. (The)	13,750	4,071,787

Leslie’s, Inc.*	2,150	30,186

Lithia Motors, Inc.	400	79,260

Lowe’s Cos., Inc.	8,750	1,705,812

O’Reilly Automotive, Inc.*	900	753,453

Penske Automotive Group, Inc.	400	44,648

Petco Health & Wellness Co., Inc.*,#	1,150	12,110

RH*	190	48,247

Ross Stores, Inc.	4,590	439,217

TJX Cos., Inc. (The)	15,580	1,123,318

Tractor Supply Co.	1,500	329,655

Description	Number of Shares	Value

Ulta Beauty, Inc.*	700	$293,559

Victoria’s Secret & Co.*	1,253	47,113

Williams-Sonoma, Inc.	910	112,685

		$10,964,806

TEXTILES, APPAREL & LUXURY GOODS – 0.6%

Capri Holdings Ltd.*	1,900	86,792

Carter’s, Inc.	550	37,329

Columbia Sportswear Co.	468	34,866

Deckers Outdoor Corp.*	350	122,476

Hanesbrands, Inc.#	9,500	64,790

Lululemon Athletica, Inc.*	1,500	493,560

NIKE, Inc., Class B	16,490	1,528,293

PVH Corp.	970	49,780

Ralph Lauren Corp.	635	58,858

Skechers USA, Inc., Class A*	1,843	63,454

Tapestry, Inc.	3,530	111,830

Under Armour, Inc., Class A*	3,628	27,029

Under Armour, Inc., Class C*	3,350	21,976

VF Corp.	4,750	134,188

		$2,835,221

TOTAL CONSUMER DISCRETIONARY		$52,758,298

CONSUMER STAPLES – 6.5%

BEVERAGES – 1.7%

Boston Beer Co., Inc. (The), Class A*,#	100	37,329

Brown-Forman Corp., Class A	550	37,824

Brown-Forman Corp., Class B	2,575	175,100

Coca-Cola Co. (The)	52,650	3,151,102

Constellation Brands, Inc., Class A	2,050	506,514

Keurig Dr. Pepper, Inc.	11,500	446,660

Molson Coors Beverage Co., Class B	2,300	115,989

Monster Beverage Corp.*	4,950	463,914

PepsiCo., Inc.	18,650	3,386,467

		$8,320,899

FOOD & STAPLES RETAILING – 1.6%

Albertsons Cos., Inc., Class A	2,300	47,173

BJ’s Wholesale Club Holdings, Inc.*	1,700	131,580

Casey’s General Stores, Inc.	535	124,500

Costco Wholesale Corp.	6,000	3,009,000

Grocery Outlet Holding Corp.*	1,050	36,299

Kroger Co. (The)	8,750	413,787

Performance Food Group Co.*	2,100	109,284

Sysco Corp.	6,800	588,608

U.S. Foods Holding Corp.*	2,800	83,328

Walgreens Boots Alliance, Inc.	7,600	277,400

Walmart, Inc.	19,450	2,768,318

		$7,589,277

FOOD PRODUCTS – 1.2%

Archer-Daniels-Midland Co.	7,500	727,350

Bunge Ltd.	1,895	187,037

Campbell Soup Co.	2,550	134,921

Conagra Brands, Inc.	6,200	227,540

Darling Ingredients, Inc.*	2,050	160,884

Flowers Foods, Inc.	2,300	66,033

Freshpet, Inc.*	550	32,423

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

General Mills, Inc.	8,000	$652,640

Hershey Co. (The)	1,950	465,601

Hormel Foods Corp.	3,600	167,220

Ingredion, Inc.	850	75,752

J.M. Smucker Co. (The)	1,350	203,391

Kellogg Co.	3,300	253,506

Kraft Heinz Co. (The)	9,250	355,847

Lamb Weston Holdings, Inc.	1,900	163,818

McCormick & Co., Inc.	3,250	255,580

Mondelez International, Inc., Class A	18,500	1,137,380

Pilgrim’s Pride Corp.*	550	12,678

Post Holdings, Inc.*	638	57,688

Seaboard Corp.	50	187,319

Tyson Foods, Inc., Class A	3,750	256,312

		$5,780,920

HOUSEHOLD PRODUCTS – 1.3%

Church & Dwight Co., Inc.	3,150	233,510

Clorox Co. (The)	1,650	240,966

Colgate-Palmolive Co.	11,100	819,624

Kimberly-Clark Corp.	4,450	553,847

Procter & Gamble Co. (The)	32,400	4,363,308

Reynolds Consumer Products, Inc.#	500	15,270

Spectrum Brands Holdings, Inc.	600	27,684

		$6,254,209

PERSONAL PRODUCTS – 0.1%

Coty, Inc., Class A*	4,890	32,812

Estee Lauder Cos., Inc. (The), Class A	3,050	611,494

Olaplex Holdings, Inc.*	1,700	7,480

		$651,786

TOBACCO – 0.6%

Altria Group, Inc.	24,250	1,122,048

Philip Morris International, Inc.	20,850	1,915,072

		$3,037,120

TOTAL CONSUMER STAPLES		$31,634,211

ENERGY – 5.6%

ENERGY EQUIPMENT & SERVICES – 0.4%

Baker Hughes Co.	13,650	377,559

Halliburton Co.	12,513	455,724

NOV, Inc.	5,698	127,635

Schlumberger NV	20,646	1,074,211

		$2,035,129

OIL, GAS & CONSUMABLE FUELS – 5.2%

Antero Midstream Corp.	4,100	43,665

Antero Resources Corp.*	4,150	152,139

APA Corp.	4,790	217,753

Cheniere Energy, Inc.	3,580	631,548

Chesapeake Energy Corp.	1,800	184,086

Chevron Corp.	27,914	5,049,643

ConocoPhillips	18,728	2,361,414

Continental Resources, Inc.	565	41,793

Coterra Energy, Inc.	10,274	319,830

Devon Energy Corp.	9,436	729,875

Diamondback Energy, Inc.	2,397	376,593

Description	Number of Shares	Value

DT Midstream, Inc.	1,275	$76,117

Enviva, Inc.#	450	26,928

EOG Resources, Inc.	8,480	1,157,690

EQT Corp.	5,250	219,660

Exxon Mobil Corp.	59,243	6,564,717

Hess Corp.	3,940	555,855

HF Sinclair Corp.	2,190	133,962

Kinder Morgan, Inc.	28,005	507,451

Marathon Oil Corp.	10,050	306,022

Marathon Petroleum Corp.	7,450	846,469

New Fortress Energy, Inc.	650	35,795

Occidental Petroleum Corp.	11,760	853,776

ONEOK, Inc.	6,260	371,343

Ovintiv, Inc.	3,600	182,340

PDC Energy, Inc.	1,400	100,996

Phillips 66	6,940	723,773

Pioneer Natural Resources Co.	3,476	891,281

Range Resources Corp.	3,600	102,528

Southwestern Energy Co.*	16,650	115,384

Targa Resources Corp.	3,150	215,365

Texas Pacific Land Corp.	100	230,387

Valero Energy Corp.	5,620	705,591

Williams Cos., Inc. (The)	17,370	568,520

		$25,600,289

TOTAL ENERGY		$27,635,418

FINANCIALS – 11.7%

BANKS – 3.8%

Bank of America Corp.	95,100	3,427,404

Bank of Hawaii Corp.	520	39,494

Bank OZK	1,450	62,321

BOK Financial Corp.	470	51,789

Citigroup, Inc.	26,032	1,193,828

Citizens Financial Group, Inc.	6,650	271,985

Comerica, Inc.	1,730	121,965

Commerce Bancshares, Inc.	1,437	101,797

Cullen/Frost Bankers, Inc.	790	122,489

East West Bancorp, Inc.	1,873	134,051

Fifth Third Bancorp	9,200	328,348

First Citizens BancShares, Inc., Class A#	200	164,424

First Hawaiian, Inc.	1,750	44,765

First Horizon Corp.	7,134	174,854

First Republic Bank	2,400	288,240

FNB Corp.	4,950	71,527

Huntington Bancshares, Inc.	19,146	290,636

JPMorgan Chase & Co.	39,520	4,974,778

KeyCorp.	12,294	219,694

M&T Bank Corp.§	2,323	391,123

PacWest Bancorp	1,539	38,260

Pinnacle Financial Partners, Inc.	1,000	82,990

PNC Financial Services Group, Inc. (The)	5,560	899,775

Popular, Inc.	1,038	73,407

Prosperity Bancshares, Inc.	1,323	94,687

Regions Financial Corp.	12,406	272,312

Signature Bank	850	134,750

SVB Financial Group*	800	184,768

Synovus Financial Corp.	1,994	79,461

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Truist Financial Corp.	17,907	$802,055

U.S. Bancorp	18,120	769,194

Umpqua Holdings Corp.	2,850	56,658

Webster Financial Corp.	2,312	125,449

Wells Fargo & Co.	51,275	2,358,137

Western Alliance Bancorp	1,495	100,419

Wintrust Financial Corp.	800	74,896

Zions Bancorp NA	1,990	103,361

		$18,726,091

CAPITAL MARKETS – 3.2%

Affiliated Managers Group, Inc.	470	58,355

Ameriprise Financial, Inc.	1,440	445,133

Ares Management Corp., Class A	2,000	151,660

Bank of New York Mellon Corp. (The)	9,970	419,837

BlackRock, Inc.	2,060	1,330,574

Blackstone, Inc.	7,520	685,373

Blue Owl Capital, Inc.#	5,150	51,603

Carlyle Group, Inc. (The)	2,750	77,770

Cboe Global Markets, Inc.	1,350	168,075

Charles Schwab Corp. (The)	20,505	1,633,633

CME Group, Inc.	4,800	831,840

Coinbase Global, Inc., Class A*,#	2,000	132,500

Evercore, Inc., Class A	550	57,805

FactSet Research Systems, Inc.	490	208,490

Franklin Resources, Inc.	4,120	96,614

Goldman Sachs Group, Inc. (The)	4,490	1,546,850

Interactive Brokers Group, Inc., Class A	1,198	96,020

Intercontinental Exchange, Inc.	7,440	711,041

Invesco Ltd.	5,220	79,970

Janus Henderson Group PLC	1,800	40,986

Jefferies Financial Group, Inc.	2,548	87,677

KKR & Co., Inc.	7,584	368,810

Lazard Ltd., Class A#	1,300	49,023

LPL Financial Holdings, Inc.	1,050	268,432

MarketAxess Holdings, Inc.	500	122,020

Moody’s Corp.	2,140	566,822

Morgan Stanley	17,026	1,399,026

Morningstar, Inc.	350	81,263

MSCI, Inc.	1,070	501,680

Nasdaq, Inc.	4,740	295,018

Northern Trust Corp.	2,680	226,058

Raymond James Financial, Inc.	2,565	303,029

Robinhood Markets, Inc., Class A*,#	7,800	91,104

S&P Global, Inc.	4,539	1,458,154

SEI Investments Co.	1,340	72,762

State Street Corp.	4,870	360,380

Stifel Financial Corp.	1,500	92,805

T Rowe Price Group, Inc.	2,980	316,357

Tradeweb Markets, Inc., Class A	1,450	79,866

Virtu Financial, Inc., Class A	1,350	30,213

		$15,594,628

CONSUMER FINANCE – 0.6%

Ally Financial, Inc.	4,313	118,866

American Express Co.	8,140	1,208,383

Capital One Financial Corp.	5,300	561,906

Credit Acceptance Corp.*,#	100	46,562

Description	Number of Shares	Value

Discover Financial Services	3,780	$394,859

OneMain Holdings, Inc.	1,550	59,768

SLM Corp.	3,510	58,231

SoFi Technologies, Inc.*,#	11,100	60,384

Synchrony Financial	6,650	236,474

Upstart Holdings, Inc.*,#	800	18,544

		$2,763,977

DIVERSIFIED FINANCIAL SERVICES – 1.6%

Apollo Global Management, Inc.#	6,126	339,135

Berkshire Hathaway, Inc., Class B*	24,496	7,228,524

Equitable Holdings, Inc.	5,243	160,541

Voya Financial, Inc.	1,330	90,919

		$7,819,119

INSURANCE – 2.5%

Aflac, Inc.	8,750	569,713

Allstate Corp. (The)	3,580	451,975

American Financial Group, Inc.	950	137,855

American International Group, Inc.	10,130	577,410

Aon PLC, Class A	2,850	802,247

Arch Capital Group Ltd.*	4,920	282,900

Arthur J. Gallagher & Co.	2,780	520,082

Assurant, Inc.	730	99,178

Assured Guaranty Ltd.	600	35,514

Axis Capital Holdings Ltd.	830	45,376

Brighthouse Financial, Inc.*	800	45,656

Brown & Brown, Inc.	3,190	187,540

Chubb Ltd.	5,597	1,202,739

Cincinnati Financial Corp.	2,156	222,758

CNA Financial Corp.	150	6,255

Erie Indemnity Co., Class A	320	82,243

Everest Re Group Ltd.	520	167,783

Fidelity National Financial, Inc.	3,491	137,476

First American Financial Corp.	1,278	64,411

Globe Life, Inc.	1,293	149,367

Hanover Insurance Group, Inc. (The)	450	65,921

Hartford Financial Services Group, Inc. (The)	4,340	314,259

Kemper Corp.	778	37,087

Lincoln National Corp.	2,458	132,412

Loews Corp.	2,700	153,954

Markel Corp.*	180	217,098

Marsh & McLennan Cos., Inc.	6,740	1,088,443

MetLife, Inc.	9,201	673,605

Old Republic International Corp.	3,468	80,492

Primerica, Inc.	523	75,678

Principal Financial Group, Inc.	3,440	303,167

Progressive Corp. (The)	7,830	1,005,372

Prudential Financial, Inc.	5,030	529,106

Reinsurance Group of America, Inc.	840	123,623

RenaissanceRe Holdings Ltd.	578	89,405

Ryan Specialty Holdings, Inc.*	1,050	47,093

Travelers Cos., Inc. (The)	3,180	586,583

Unum Group	2,760	125,828

W.R. Berkley Corp.	2,880	214,214

White Mountains Insurance Group Ltd.	60	84,969

Willis Towers Watson PLC	1,450	316,405

		$12,053,192

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.0%**

AGNC Investment Corp.	6,385	$52,485

Annaly Capital Management, Inc.	5,232	97,054

Rithm Capital Corp.	5,650	47,629

Starwood Property Trust, Inc.	3,368	69,583

		$266,751

THRIFTS & MORTGAGE FINANCE – 0.0%**

MGIC Investment Corp.	4,300	58,695

New York Community Bancorp, Inc.#	5,983	55,702

Rocket Cos., Inc., Class A#	1,400	9,660

UWM Holdings Corp.#	1,900	6,232

		$130,289

TOTAL FINANCIALS		$57,354,047

HEALTH CARE – 14.8%

BIOTECHNOLOGY – 2.5%

2seventy bio, Inc.*	16	254

AbbVie, Inc.	24,061	3,522,531

Alnylam Pharmaceuticals, Inc.*	1,600	331,616

Amgen, Inc.	7,264	1,963,822

Biogen, Inc.*	1,950	552,708

BioMarin Pharmaceutical, Inc.*	2,500	216,575

Exact Sciences Corp.*	2,300	79,994

Exelixis, Inc.*	4,200	69,636

Gilead Sciences, Inc.	16,944	1,329,426

Horizon Therapeutics PLC*	3,000	186,960

Incyte Corp.*	2,410	179,159

Ionis Pharmaceuticals, Inc.*	2,050	90,610

Mirati Therapeutics, Inc.*	550	37,026

Moderna, Inc.*	4,550	684,002

Natera, Inc.*	1,150	54,004

Neurocrine Biosciences, Inc.*	1,300	149,656

Novavax, Inc.*,#	880	19,598

Regeneron Pharmaceuticals, Inc.*	1,400	1,048,250

Sarepta Therapeutics, Inc.*	1,115	127,132

Seagen, Inc.*	1,850	235,246

Ultragenyx Pharmaceutical, Inc.*	950	38,437

United Therapeutics Corp.*	590	136,013

Vertex Pharmaceuticals, Inc.*	3,493	1,089,816

		$12,142,471

HEALTH CARE EQUIPMENT & SUPPLIES – 2.6%

Abbott Laboratories	23,245	2,299,860

ABIOMED, Inc.*	600	151,248

Align Technology, Inc.*	1,060	205,958

Baxter International, Inc.	6,780	368,493

Becton Dickinson & Co.	3,834	904,709

Boston Scientific Corp.*	19,150	825,556

Cooper Cos., Inc. (The)	650	177,703

DENTSPLY SIRONA, Inc.	2,729	84,108

DexCom, Inc.*	5,300	640,134

Edwards Lifesciences Corp.*	8,316	602,328

Enovis Corp.*	650	32,143

Envista Holdings Corp.*	2,250	74,273

Globus Medical, Inc., Class A*	1,050	70,350

Hologic, Inc.*	3,190	216,282

ICU Medical, Inc.*	200	29,682

Description	Number of Shares	Value

IDEXX Laboratories, Inc.*	1,130	$406,438

Insulet Corp.*	900	232,929

Integra LifeSciences Holdings Corp.*	848	42,612

Intuitive Surgical, Inc.*	4,850	1,195,379

Masimo Corp.*	650	85,540

Medtronic PLC	18,076	1,578,758

Novocure Ltd.*	1,350	95,391

Penumbra, Inc.*	500	85,735

QuidelOrtho Corp.*	668	60,000

ResMed, Inc.	1,920	429,485

STERIS PLC	1,300	224,354

Stryker Corp.	4,750	1,088,890

Tandem Diabetes Care, Inc.*	900	50,535

Teleflex, Inc.	610	130,882

Zimmer Biomet Holdings, Inc.	2,760	312,846

		$12,702,601

HEALTH CARE PROVIDERS & SERVICES – 3.5%

Acadia Healthcare Co., Inc.*	1,250	101,625

agilon health, Inc.*	2,400	47,640

Amedisys, Inc.*	400	39,036

AmerisourceBergen Corp.	1,970	309,723

Cardinal Health, Inc.	3,570	270,963

Centene Corp.*	7,580	645,285

Chemed Corp.	200	93,374

Cigna Corp.	4,042	1,305,809

CVS Health Corp.	17,771	1,682,914

DaVita, Inc.*	838	61,182

Elevance Health, Inc.	3,310	1,809,809

Encompass Health Corp.	1,230	66,961

Enhabit, Inc.*	740	9,191

Guardant Health, Inc.*,#	1,385	68,558

HCA Healthcare, Inc.	2,950	641,537

Henry Schein, Inc.*	1,720	117,751

Humana, Inc.	1,730	965,478

Laboratory Corp. of America Holdings	1,207	267,785

McKesson Corp.	1,950	759,271

Molina Healthcare, Inc.*	800	287,088

Oak Street Health, Inc.*	1,500	30,345

Premier, Inc., Class A	1,300	45,344

Quest Diagnostics, Inc.	1,550	222,658

Signify Health, Inc., Class A*	900	26,307

Tenet Healthcare Corp.*	1,450	64,322

UnitedHealth Group, Inc.	12,720	7,061,508

Universal Health Services, Inc., Class B	930	107,759

		$17,109,223

HEALTH CARE TECHNOLOGY – 0.1%

Certara, Inc.*	1,450	17,733

Definitive Healthcare Corp.*	450	7,101

Doximity, Inc., Class A*	1,300	34,411

Teladoc Health, Inc.*	1,737	51,485

Veeva Systems, Inc., Class A*	1,870	314,048

		$424,778

LIFE SCIENCES TOOLS & SERVICES – 1.7%

10X Genomics, Inc., Class A*	990	26,908

Agilent Technologies, Inc.	4,040	558,934

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Avantor, Inc.*	8,445	$170,336

Azenta, Inc.	850	37,740

Bio-Rad Laboratories, Inc., Class A*	290	101,996

Bio-Techne Corp.	500	148,130

Bruker Corp.	1,400	86,576

Charles River Laboratories International, Inc.*	720	152,820

Danaher Corp.	8,780	2,209,662

Illumina, Inc.*	2,090	478,234

IQVIA Holdings, Inc.*	2,480	519,981

Maravai LifeSciences Holdings, Inc., Class A*	1,500	24,900

Mettler-Toledo International, Inc.*	320	404,778

PerkinElmer, Inc.	1,670	223,079

QIAGEN NV*	3,000	130,680

Repligen Corp.*	700	127,743

Sotera Health Co.*	1,100	7,568

Syneos Health, Inc.*	1,350	68,013

Thermo Fisher Scientific, Inc.	5,320	2,734,320

Waters Corp.*	810	242,328

West Pharmaceutical Services, Inc.	1,000	230,100

		$8,684,826

PHARMACEUTICALS – 4.4%

AstraZeneca PLC, ADR	1	59

Bristol-Myers Squibb Co.	28,876	2,237,024

Catalent, Inc.*	2,200	144,606

Elanco Animal Health, Inc.*	5,800	76,502

Eli Lilly & Co.	11,480	4,156,793

Jazz Pharmaceuticals PLC*	860	123,659

Johnson & Johnson	35,800	6,228,126

Merck & Co., Inc.	34,366	3,477,839

Organon & Co.	3,016	78,959

Perrigo Co. PLC	1,808	72,826

Pfizer, Inc.	76,753	3,572,852

Royalty Pharma PLC, Class A	4,750	201,020

Viatris, Inc.	16,005	162,131

Zoetis, Inc.	6,381	962,127

		$21,494,523

TOTAL HEALTH CARE		$72,558,422

INDUSTRIALS – 8.9%

AEROSPACE & DEFENSE – 1.8%

Axon Enterprise, Inc.*	900	130,896

Boeing Co. (The)*	7,390	1,053,149

BWX Technologies, Inc.	1,255	71,510

Curtiss-Wright Corp.	465	78,041

General Dynamics Corp.	3,280	819,344

HEICO Corp.	550	89,452

HEICO Corp., Class A	1,052	133,920

Hexcel Corp.	1,150	64,055

Howmet Aerospace, Inc.	5,016	178,319

Huntington Ingalls Industries, Inc.	495	127,250

L3Harris Technologies, Inc.	2,582	636,386

Lockheed Martin Corp.	3,240	1,576,843

Mercury Systems, Inc.*	650	31,460

Northrop Grumman Corp.	1,970	1,081,550

Raytheon Technologies Corp.	20,104	1,906,261

Spirit AeroSystems Holdings, Inc., Class A	1,240	28,718

Description	Number of Shares	Value

Textron, Inc.	2,903	$198,681

TransDigm Group, Inc.	690	397,274

Woodward, Inc.	775	71,067

		$8,674,176

AIR FREIGHT & LOGISTICS – 0.5%

C.H. Robinson Worldwide, Inc.	1,584	154,788

Expeditors International of Washington, Inc.	2,230	218,206

FedEx Corp.	3,260	522,513

GXO Logistics, Inc.*	1,450	52,983

United Parcel Service, Inc., Class B	9,930	1,665,956

		$2,614,446

AIRLINES – 0.2%

Alaska Air Group, Inc.*	1,625	72,247

American Airlines Group, Inc.*	8,993	127,521

Copa Holdings SA, Class A*	400	30,092

Delta Air Lines, Inc.*	8,640	293,155

JetBlue Airways Corp.*	3,750	30,150

Southwest Airlines Co.*	7,980	290,073

United Airlines Holdings, Inc.*	4,283	184,512

		$1,027,750

BUILDING PRODUCTS – 0.6%

A.O. Smith Corp.	1,700	93,126

Advanced Drainage Systems, Inc.	850	98,498

Allegion PLC	1,133	118,704

Armstrong World Industries, Inc.	628	47,458

AZEK Co., Inc. (The)*	1,500	26,265

Builders FirstSource, Inc.*	2,300	141,818

Carlisle Cos., Inc.	690	164,772

Carrier Global Corp.	11,300	449,288

Fortune Brands Home & Security, Inc.	1,710	103,147

Hayward Holdings, Inc.*	650	6,013

Johnson Controls International PLC	9,231	533,921

Lennox International, Inc.	450	105,107

Masco Corp.	3,030	140,198

Owens Corning	1,248	106,841

Trane Technologies PLC	3,100	494,853

Trex Co., Inc.*	1,594	76,655

		$2,706,664

COMMERCIAL SERVICES & SUPPLIES – 0.5%

Cintas Corp.	1,170	500,234

Clean Harbors, Inc.*	600	73,476

Copart, Inc.*	2,850	327,807

Driven Brands Holdings, Inc.*	450	14,391

IAA, Inc.*	1,668	63,267

MSA Safety, Inc.	450	60,408

Rentokil Initial PLC, ADR	2,485	76,886

Republic Services, Inc.	2,740	363,379

Rollins, Inc.	3,050	128,344

Stericycle, Inc.*	1,235	55,056

Tetra Tech, Inc.	700	98,896

Waste Management, Inc.	5,590	885,288

		$2,647,432

CONSTRUCTION & ENGINEERING – 0.2%

AECOM	1,825	137,386

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	12

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MasTec, Inc.*	750	$57,810

MDU Resources Group, Inc.	2,800	79,744

Quanta Services, Inc.	1,888	268,172

Valmont Industries, Inc.	260	82,997

WillScot Mobile Mini Holdings Corp.*	3,000	127,590

		$753,699

ELECTRICAL EQUIPMENT – 0.7%

Acuity Brands, Inc.	400	73,428

AMETEK, Inc.	3,160	409,726

ChargePoint Holdings, Inc.*,#	2,700	37,746

Eaton Corp. PLC	5,428	814,580

Emerson Electric Co.	7,940	687,604

Generac Holdings, Inc.*	847	98,176

Hubbell, Inc.	740	175,735

nVent Electric PLC	2,216	80,884

Plug Power, Inc.*,#	6,950	111,061

Regal Rexnord Corp.	900	113,886

Rockwell Automation, Inc.	1,570	400,821

Sensata Technologies Holding PLC	2,148	86,371

Sunrun, Inc.*	2,600	58,526

Vertiv Holdings Co.	4,200	60,102

		$3,208,646

INDUSTRIAL CONGLOMERATES – 0.8%

3M Co.	7,730	972,357

General Electric Co.	11,865	923,215

Honeywell International, Inc.	9,100	1,856,582

		$3,752,154

MACHINERY – 1.8%

AGCO Corp.	845	104,924

Allison Transmission Holdings, Inc.	1,200	50,700

Caterpillar, Inc.	7,150	1,547,689

Crane Holdings Co.	700	70,238

Cummins, Inc.	1,880	459,679

Deere & Co.	3,790	1,500,158

Donaldson Co., Inc.	1,460	83,877

Dover Corp.	2,010	262,687

Esab Corp.	649	24,208

Flowserve Corp.	1,798	51,567

Fortive Corp.	4,890	312,471

Gates Industrial Corp. PLC*	1,200	13,380

Graco, Inc.	2,320	161,426

IDEX Corp.	1,020	226,756

Illinois Tool Works, Inc.	4,250	907,502

Ingersoll Rand, Inc.	5,444	274,922

ITT, Inc.	1,035	79,064

Lincoln Electric Holdings, Inc.	750	106,500

Middleby Corp. (The)*	750	104,895

Nordson Corp.	800	180,000

Oshkosh Corp.	790	69,520

Otis Worldwide Corp.	5,625	397,350

PACCAR, Inc.	4,540	439,608

Parker-Hannifin Corp.	1,710	496,960

Pentair PLC	1,964	84,354

Snap-on, Inc.	680	150,994

Stanley Black & Decker, Inc.	1,970	154,625

Description	Number of Shares	Value

Timken Co. (The)	800	$57,032

Toro Co. (The)	1,380	145,493

Westinghouse Air Brake Technologies Corp.	2,365	220,607

Xylem, Inc.	2,310	236,613

		$8,975,799

MARINE – 0.0%**

Kirby Corp.*	800	55,800

PROFESSIONAL SERVICES – 0.5%

Booz Allen Hamilton Holding Corp.	1,750	190,488

CACI International, Inc., Class A*	353	107,323

Clarivate PLC*	6,400	66,112

CoStar Group, Inc.*	5,200	430,144

Dun & Bradstreet Holdings, Inc.	3,100	39,835

Equifax, Inc.	1,610	272,959

FTI Consulting, Inc.*	400	62,252

Jacobs Solutions, Inc.	1,650	190,113

KBR, Inc.	1,900	94,563

Leidos Holdings, Inc.	1,900	193,021

ManpowerGroup, Inc.	660	51,704

Robert Half International, Inc.	1,548	118,360

Science Applications International Corp.	800	86,672

TransUnion	2,600	154,102

Verisk Analytics, Inc.	2,050	374,802

		$2,432,450

ROAD & RAIL – 1.0%

AMERCO	113	64,996

Avis Budget Group, Inc.*	350	82,761

CSX Corp.	29,350	852,911

Hertz Global Holdings, Inc.*,#	3,250	59,800

JB Hunt Transport Services, Inc.	1,130	193,309

Knight-Swift Transportation Holdings, Inc.	2,085	100,143

Landstar System, Inc.	490	76,548

Lyft, Inc., Class A*	4,300	62,952

Norfolk Southern Corp.	3,210	732,105

Old Dominion Freight Line, Inc.	1,350	370,710

Ryder System, Inc.	640	51,526

Schneider National, Inc., Class B	323	7,183

Uber Technologies, Inc.*	25,300	672,221

Union Pacific Corp.	8,470	1,669,776

XPO Logistics, Inc.*	1,450	75,023

		$5,071,964

TRADING COMPANIES & DISTRIBUTORS – 0.3%

Air Lease Corp.	1,450	51,171

Core & Main, Inc., Class A*	550	12,969

Fastenal Co.	7,790	376,491

MSC Industrial Direct Co., Inc., Class A	590	48,958

SiteOne Landscape Supply, Inc.*	550	63,728

United Rentals, Inc.*	970	306,239

Univar Solutions, Inc.*	2,300	58,604

Watsco, Inc.	450	121,932

WESCO International, Inc.*	600	82,662

WW Grainger, Inc.	640	373,984

		$1,496,738

TOTAL INDUSTRIALS		$43,417,718

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

INFORMATION TECHNOLOGY – 25.7%

COMMUNICATIONS EQUIPMENT – 0.8%

Arista Networks, Inc.*	3,400	$410,924

Ciena Corp.*	1,973	94,507

Cisco Systems, Inc.	55,750	2,532,722

F5, Inc.*	763	109,040

Juniper Networks, Inc.	4,240	129,744

Lumentum Holdings, Inc.*	900	67,005

Motorola Solutions, Inc.	2,230	556,853

Ubiquiti, Inc.	50	17,338

Viasat, Inc.*	950	38,912

		$3,957,045

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	7,850	595,265

Arrow Electronics, Inc.*	785	79,489

Avnet, Inc.	1,150	46,219

CDW Corp.	1,790	309,330

Cognex Corp.	2,250	104,018

Coherent Corp.*	1,718	57,742

Corning, Inc.	10,320	331,994

IPG Photonics Corp.*	500	42,830

Jabil, Inc.	1,758	112,952

Keysight Technologies, Inc.*	2,450	426,667

Littelfuse, Inc.	293	64,533

National Instruments Corp.	1,720	65,670

TD SYNNEX Corp.	493	45,114

Teledyne Technologies, Inc.*	643	255,901

Trimble, Inc.*	3,330	200,333

Vontier Corp.	1,956	37,360

Zebra Technologies Corp., Class A*	700	198,254

		$2,973,671

IT SERVICES – 4.6%

Accenture PLC, Class A	8,500	2,413,150

Affirm Holdings, Inc.*,#	2,500	50,175

Akamai Technologies, Inc.*	2,150	189,910

Amdocs Ltd.	1,620	139,822

Automatic Data Processing, Inc.	5,580	1,348,686

Block, Inc., Class A*	6,950	417,486

Broadridge Financial Solutions, Inc.	1,530	229,592

Cloudflare, Inc., Class A*	3,650	205,568

Cognizant Technology Solutions Corp., Class A	6,960	433,260

Concentrix Corp.	593	72,482

DXC Technology Co.*	3,226	92,748

EPAM Systems, Inc.*	750	262,500

Euronet Worldwide, Inc.*	665	55,867

Fidelity National Information Services, Inc.	8,150	676,368

Fiserv, Inc.*	7,960	817,810

FleetCor Technologies, Inc.*	1,000	186,120

Gartner, Inc.*	1,050	317,016

Genpact Ltd.	2,545	123,433

Global Payments, Inc.	3,763	429,960

Globant SA*	550	103,774

GoDaddy, Inc., Class A*	2,150	172,860

International Business Machines Corp.	12,160	1,681,606

Jack Henry & Associates, Inc.	1,000	199,060

Kyndryl Holdings, Inc.*	2,412	23,324

Description	Number of Shares	Value

Mastercard, Inc., Class A	11,620	$3,813,452

MongoDB, Inc.*	815	149,169

Okta, Inc.*	1,850	103,822

Paychex, Inc.	4,420	522,930

PayPal Holdings, Inc.*	15,465	1,292,565

Shift4 Payments, Inc., Class A*	700	32,179

Snowflake, Inc., Class A*	3,280	525,784

SS&C Technologies Holdings, Inc.	3,000	154,260

Switch, Inc., Class A	2,000	68,100

Thoughtworks Holding, Inc.*	1,150	11,052

Toast, Inc., Class A*	3,150	69,584

Twilio, Inc., Class A*	2,300	171,051

VeriSign, Inc.*	1,250	250,575

Visa, Inc., Class A	22,270	4,613,453

Western Union Co. (The)	5,190	70,117

WEX, Inc.*	615	100,946

Wix.com Ltd.*	640	53,824

		$22,645,440

MEDIA – 0.1%

Trade Desk, Inc. (The)*	5,750	306,130

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.3%

Advanced Micro Devices, Inc.*	21,568	1,295,374

Allegro MicroSystems, Inc.*	450	11,435

Analog Devices, Inc.	6,992	997,199

Applied Materials, Inc.	11,880	1,048,885

Broadcom, Inc.	5,333	2,507,150

Cirrus Logic, Inc.*	700	46,984

Enphase Energy, Inc.*	1,750	537,250

Entegris, Inc.	1,950	154,713

First Solar, Inc.*	1,450	211,076

GLOBALFOUNDRIES, Inc.*,#	900	51,030

Intel Corp.	54,770	1,557,111

KLA Corp.	2,000	632,900

Lam Research Corp.	1,830	740,747

Lattice Semiconductor Corp.*	1,850	89,744

Marvell Technology, Inc.	11,361	450,804

Microchip Technology, Inc.	7,228	446,257

Micron Technology, Inc.	15,000	811,500

MKS Instruments, Inc.	783	64,323

Monolithic Power Systems, Inc.	580	196,881

NVIDIA Corp.	32,645	4,406,096

ON Semiconductor Corp.*	5,828	358,014

Qorvo, Inc.*	1,400	120,512

QUALCOMM, Inc.	15,030	1,768,430

Skyworks Solutions, Inc.	2,150	184,922

Teradyne, Inc.	2,050	166,768

Texas Instruments, Inc.	12,350	1,983,780

Universal Display Corp.	600	57,132

Wolfspeed, Inc.*	1,575	124,031

		$21,021,048

SOFTWARE – 8.5%

Adobe, Inc.*	6,360	2,025,660

Alteryx, Inc., Class A*	850	41,421

ANSYS, Inc.*	1,180	260,969

AppLovin Corp., Class A*,#	2,850	48,336

Aspen Technology, Inc.*	367	88,612

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Atlassian Corp., Class A*	1,800	$364,914

Autodesk, Inc.*	2,880	617,184

Bentley Systems, Inc., Class B	2,100	74,088

Bill.com Holdings, Inc.*	1,300	173,368

Black Knight, Inc.*	2,087	126,201

Cadence Design Systems, Inc.*	3,610	546,518

CCC Intelligent Solutions Holdings, Inc.*	2,300	21,459

Ceridian HCM Holding, Inc.*	1,875	124,106

Confluent, Inc., Class A*	1,750	47,040

Coupa Software, Inc.*	1,050	55,892

Crowdstrike Holdings, Inc., Class A*	2,769	446,363

Datadog, Inc., Class A*	3,498	281,624

DocuSign, Inc.*	2,500	120,750

Dolby Laboratories, Inc., Class A	990	66,172

DoubleVerify Holdings, Inc.*	650	19,000

Dropbox, Inc., Class A*	3,700	80,475

Dynatrace, Inc.*	2,773	97,721

Elastic NV*	1,050	67,147

Fair Isaac Corp.*	350	167,594

Five9, Inc.*	893	53,812

Fortinet, Inc.*	8,850	505,866

Guidewire Software, Inc.*	1,150	68,321

HubSpot, Inc.*	603	178,826

Informatica, Inc., Class A*,#	500	9,680

Intuit, Inc.	3,700	1,581,750

Jamf Holding Corp.*	700	16,569

Manhattan Associates, Inc.*	773	94,051

Microsoft Corp.	101,299	23,514,537

N-Able, Inc.*	436	4,722

nCino, Inc.*	800	25,184

NCR Corp.*	1,620	34,441

New Relic, Inc.*	750	44,430

NortonLifeLock, Inc.	7,520	169,426

Nutanix, Inc., Class A*	2,950	80,830

Oracle Corp.	20,310	1,585,602

Palantir Technologies, Inc., Class A*	19,520	171,581

Palo Alto Networks, Inc.*	3,920	672,633

Paycom Software, Inc.*	700	242,200

Paycor HCM, Inc.*,#	400	12,188

Paylocity Holding Corp.*	525	121,690

Pegasystems, Inc.	620	23,070

Procore Technologies, Inc.*	1,000	54,660

PTC, Inc.*	1,450	170,853

RingCentral, Inc., Class A*	1,150	40,848

Roper Technologies, Inc.	1,450	601,083

Salesforce, Inc.*	12,916	2,100,012

SentinelOne, Inc., Class A*	2,350	53,674

ServiceNow, Inc.*	2,700	1,135,998

Smartsheet, Inc., Class A*	1,705	59,539

Splunk, Inc.*	2,150	178,686

Synopsys, Inc.*	2,050	599,727

Teradata Corp.*	1,370	43,278

Tyler Technologies, Inc.*	550	177,831

UiPath, Inc., Class A*	4,700	59,455

Unity Software, Inc.*	2,110	62,245

VMware, Inc., Class A	2,819	317,222

Workday, Inc., Class A*	2,650	412,923

Description	Number of Shares	Value

Zendesk, Inc.*	1,665	$127,689

Zoom Video Communications, Inc., Class A*	2,628	219,280

Zscaler, Inc.*	1,150	177,215

		$41,766,241

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.8%

Apple, Inc.	207,140	31,762,847

Dell Technologies, Inc., Class C	3,669	140,890

Hewlett Packard Enterprise Co.	17,640	251,723

HP, Inc.	14,140	390,547

NetApp, Inc.	3,053	211,481

Pure Storage, Inc., Class A*	3,845	118,657

Western Digital Corp.*	4,233	145,488

		$33,021,633

TOTAL INFORMATION TECHNOLOGY		$125,691,208

MATERIALS – 2.7%

CHEMICALS – 1.7%

Air Products & Chemicals, Inc.	4,900	1,226,960

Albemarle Corp.	1,500	419,805

Ashland, Inc.	550	57,706

Axalta Coating Systems Ltd.*	2,710	63,197

Celanese Corp.	1,400	134,568

CF Industries Holdings, Inc.	2,750	292,215

Chemours Co. (The)	1,850	52,966

Corteva, Inc.	9,362	611,713

Dow, Inc.	9,479	443,048

DuPont de Nemours, Inc.	6,562	375,346

Eastman Chemical Co.	1,600	122,896

Ecolab, Inc.	3,200	502,624

Element Solutions, Inc.	3,100	53,320

FMC Corp.	1,600	190,240

Ginkgo Bioworks Holdings, Inc.*,#	11,000	30,030

Huntsman Corp.	2,600	69,576

International Flavors & Fragrances, Inc.	2,590	252,810

Linde PLC	5,230	1,555,140

LyondellBasell Industries NV, Class A	3,350	256,108

Mosaic Co. (The)	4,765	256,119

NewMarket Corp.	100	30,434

Olin Corp.	1,700	90,015

PPG Industries, Inc.	3,100	353,958

RPM International, Inc.	1,700	160,769

Scotts Miracle-Gro Co. (The)	545	25,021

Sherwin-Williams Co. (The)	3,100	697,593

Valvoline, Inc.	2,250	66,060

Westlake Corp.	450	43,493

		$8,433,730

CONSTRUCTION MATERIALS – 0.1%

Eagle Materials, Inc.	500	61,155

Martin Marietta Materials, Inc.	800	268,784

Vulcan Materials Co.	1,700	278,290

		$608,229

CONTAINERS & PACKAGING – 0.4%

Amcor PLC	20,201	233,928

AptarGroup, Inc.	865	85,765

Ardagh Metal Packaging SA	1,750	7,770

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Avery Dennison Corp.	1,000	$169,550

Ball Corp.	4,050	200,029

Berry Global Group, Inc.*	1,693	80,113

Crown Holdings, Inc.	1,618	110,979

Graphic Packaging Holding Co.	4,055	93,103

International Paper Co.	4,750	159,647

Packaging Corp. of America	1,200	144,252

Sealed Air Corp.	2,000	95,240

Silgan Holdings, Inc.	1,155	54,701

Sonoco Products Co.	1,430	88,774

Westrock Co.	3,200	108,992

		$1,632,843

METALS & MINING – 0.5%

Alcoa Corp.	2,250	87,817

Cleveland-Cliffs, Inc.*	6,700	87,033

Freeport-McMoRan, Inc.	18,800	595,772

MP Materials Corp.*	1,150	34,546

Newmont Corp.	10,350	438,012

Nucor Corp.	3,450	453,261

Reliance Steel & Aluminum Co.	800	161,184

Royal Gold, Inc.	858	81,476

Southern Copper Corp.	1,150	54,015

SSR Mining, Inc.	2,450	33,810

Steel Dynamics, Inc.	2,400	225,720

United States Steel Corp.	3,250	66,170

		$2,318,816

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	1,100	62,315

TOTAL MATERIALS		$13,055,933

REAL ESTATE – 2.8%

REAL ESTATE INVESTMENT TRUSTS – 2.7%

Alexandria Real Estate Equities, Inc.	2,015	292,779

American Homes 4 Rent, Class A	3,590	114,665

American Tower Corp.	5,760	1,193,414

Americold Realty Trust, Inc.	3,440	83,420

Apartment Income REIT Corp.	1,904	73,171

Apartment Investment & Management Co., Class A	2,854	22,661

AvalonBay Communities, Inc.	1,772	310,313

Boston Properties, Inc.	1,950	141,765

Brixmor Property Group, Inc.	3,750	79,913

Camden Property Trust	1,320	152,526

Cousins Properties, Inc.	1,833	43,552

Crown Castle, Inc.	5,340	711,608

CubeSmart	2,733	114,431

Digital Realty Trust, Inc.	3,510	351,877

Douglas Emmett, Inc.	2,210	38,874

EastGroup Properties, Inc.	500	78,345

EPR Properties	800	30,880

Equinix, Inc.	1,131	640,644

Equity LifeStyle Properties, Inc.	2,350	150,306

Equity Residential	4,550	286,741

Essex Property Trust, Inc.	823	182,904

Extra Space Storage, Inc.	1,650	292,776

Federal Realty Investment Trust	998	98,782

Description	Number of Shares	Value

First Industrial Realty Trust, Inc.	1,600	$76,208

Gaming and Leisure Properties, Inc.	2,959	148,305

Healthcare Realty Trust, Inc.	4,030	81,930

Healthpeak Properties, Inc.	6,480	153,770

Highwoods Properties, Inc.	1,290	36,417

Host Hotels & Resorts, Inc.	9,080	171,430

Hudson Pacific Properties, Inc.	1,303	14,385

Invitation Homes, Inc.	7,700	244,013

Iron Mountain, Inc.	3,556	178,049

JBG SMITH Properties	1,071	21,077

Kilroy Realty Corp.	1,525	65,179

Kimco Realty Corp.	7,606	162,616

Lamar Advertising Co., Class A	1,050	96,841

Life Storage, Inc.	1,025	113,375

Medical Properties Trust, Inc.	7,350	84,158

Mid-America Apartment Communities, Inc.	1,421	223,736

National Retail Properties, Inc.	2,065	86,792

National Storage Affiliates Trust	1,100	46,926

Omega Healthcare Investors, Inc.	2,900	92,162

Park Hotels & Resorts, Inc.	3,150	41,202

Prologis, Inc.	11,378	1,260,113

Public Storage	1,910	591,622

Rayonier, Inc.	1,915	64,536

Realty Income Corp.	7,440	463,289

Regency Centers Corp.	2,033	123,017

Rexford Industrial Realty, Inc.	2,150	118,852

SBA Communications Corp.	1,300	350,870

Simon Property Group, Inc.	3,993	435,157

SL Green Realty Corp.	610	24,205

Spirit Realty Capital, Inc.	1,500	58,245

STORE Capital Corp.	2,955	93,969

Sun Communities, Inc.	1,450	195,532

UDR, Inc.	3,930	156,257

Ventas, Inc.	4,886	191,189

VICI Properties, Inc.	11,788	377,452

Vornado Realty Trust	1,976	46,614

Welltower, Inc.	5,620	343,045

Weyerhaeuser Co.	9,242	285,855

WP Carey, Inc.	2,350	179,305

		$12,984,042

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc., Class A*	4,110	291,563

Howard Hughes Corp. (The)*	408	25,031

Jones Lang LaSalle, Inc.*	578	91,954

Opendoor Technologies, Inc.*,#	5,850	15,151

WeWork, Inc., Class A*,#	1,650	4,241

Zillow Group, Inc., Class A*	500	15,465

Zillow Group, Inc., Class C*,#	2,595	80,082

		$523,487

TOTAL REAL ESTATE		$13,507,529

UTILITIES – 2.8%

ELECTRIC UTILITIES – 1.7%

Alliant Energy Corp.	3,200	166,944

American Electric Power Co., Inc.	6,750	593,460

Avangrid, Inc.	850	34,578

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Constellation Energy Corp.	4,433	$419,096

Duke Energy Corp.	10,150	945,777

Edison International	4,950	297,198

Entergy Corp.	2,600	278,564

Evergy, Inc.	2,800	171,164

Eversource Energy	4,450	339,446

Exelon Corp.	12,950	499,740

FirstEnergy Corp.	7,250	273,398

Hawaiian Electric Industries, Inc.	1,200	45,648

IDACORP, Inc.	600	62,820

NextEra Energy, Inc.	26,050	2,018,875

NRG Energy, Inc.	3,250	144,300

OGE Energy Corp.	2,713	99,377

PG&E Corp.*	20,700	309,051

Pinnacle West Capital Corp.	1,550	104,176

PPL Corp.	9,700	256,953

Southern Co. (The)	14,000	916,720

Xcel Energy, Inc.	7,100	462,281

		$8,439,566

GAS UTILITIES – 0.1%

Atmos Energy Corp.	1,750	186,462

National Fuel Gas Co.	1,200	80,988

UGI Corp.	2,900	102,457

		$369,907

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	8,950	234,132

Brookfield Renewable Corp., Class A	1,350	41,891

Vistra Corp.	6,050	138,968

		$414,991

MULTI-UTILITIES – 0.8%

Ameren Corp.	3,500	285,320

CenterPoint Energy, Inc.	8,750	250,337

CMS Energy Corp.	4,000	228,200

Consolidated Edison, Inc.	4,600	404,616

Dominion Energy, Inc.	10,943	765,682

DTE Energy Co.	2,700	302,697

NiSource, Inc.	5,450	140,011

Public Service Enterprise Group, Inc.	6,600	370,062

Sempra Energy	4,200	633,948

WEC Energy Group, Inc.	4,150	379,019

		$3,759,892

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,450	356,083

Essential Utilities, Inc.	3,200	141,504

		$497,587

TOTAL UTILITIES		$13,481,943

TOTAL COMMON STOCKS (COST $170,176,745)		$485,449,073

PREFERRED STOCKS – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%	400	6,248

Description	Number of Shares	Value

TOTAL REAL ESTATE		$6,248

COMMUNICATION SERVICES – 0.0%**

ENTERTAINMENT – 0.0%**

AMC Entertainment Holdings, Inc. Preferred Equity Units 0.00%*,#	950	$1,948

TOTAL COMMUNICATION SERVICES		$1,948

TOTAL PREFERRED STOCKS
(COST $15,283)		$8,196

RIGHTS – 0.0%**

Bristol-Myers Squibb Co. CVR, Expire 12/31/30	89	12

TOTAL RIGHTS (COST $0)		$12

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	83,237

TOTAL WARRANTS (COST $0)		$83,237

INVESTMENT COMPANIES – 0.5%

EQUITY FUNDS – 0.5%

iShares Russell 1000 ETF	6,170	1,313,717

iShares Russell 1000 Growth ETF	2,895	644,369

iShares Russell 1000 Value ETF	4,465	668,589

TOTAL EQUITY FUNDS		$2,626,675

TOTAL INVESTMENT COMPANIES (COST $2,583,066)		$2,626,675

MONEY MARKET FUND – 0.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%^	330,814	330,814

TOTAL MONEY MARKET FUND (COST $330,814)		$330,814

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.5%

REPURCHASE AGREEMENTS – 0.5%

Bank of America Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $449,577, collateralized by U.S. Government Agency Securities, 0.01% to 5.50%,maturing 2/25/32 to 1/01/61; total market value of $458,530.	$449,539	449,539

BNP Paribas SA, 3.05%, dated 10/31/22, due 11/01/22, repurchase price $449,577,collateralized by U.S. Government Agency & Treasury Securities, 0.38% to 6.50%, maturing 6/01/23 to 10/01/52; total market value of $458,530.	449,539	449,539

Deutsche Bank Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $449,577, collateralized by U.S. Treasury Securities, 0.00% to 4.25%, maturing 12/31/22 to 11/15/43; total market value of $458,530.	449,539	449,539

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Par Value	Value

HSBC Securities USA, Inc., 3.01%, dated 10/31/22, due 11/01/22, repurchase price $178,366, collateralized by U.S. Treasury Securities, 0.00% to 7.63%, maturing 1/15/23 to 8/15/52; total market value of $181,918.	$178,351	$178,351

RBC Dominion Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $449,577, collateralized by U.S. Government Agency & Treasury Securities, 0.50% to 5.00%, maturing 2/28/26 to 10/20/52; total market value of $458,530.	449,539	449,539

Truist Securities, Inc., 3.07%, dated 10/31/22, due 11/01/22, repurchase price $449,577, collateralized by U.S. Government Agency Securities, 2.50% to 5.00%, maturing 1/01/30 to 10/01/52; total market value of $458,530.	449,539	449,539

TOTAL REPURCHASE AGREEMENTS (COST $2,426,046)		$2,426,046

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,426,046)		$2,426,046

TOTAL INVESTMENTS – 100.4% (COST $175,531,954)		$490,924,053
COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(2,426,046)
OTHER ASSETS LESS LIABILITIES – 0.1%		368,070

TOTAL NET ASSETS – 100.0%		$488,866,077

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$485,449,073	$—	$—	$485,449,073

Preferred Stocks	8,196	—	—	8,196

Rights	12	—	—	12

Warrants	83,237	—	—	83,237

Investment Companies	2,626,675	—	—	2,626,675

Money Market Fund	330,814	—	—	330,814

Repurchase Agreements	—	2,426,046	—	2,426,046

Total	$488,498,007	$2,426,046	$—	$490,924,053

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

§	Affiliated company. See Note 4 in Notes to Financial Statements.

**	Represents less than 0.05%.

^	7-Day net yield.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

Wilmington Large-Cap Strategy Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

19	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2022 (unaudited)	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large-Cap Strategy Fund
ASSETS:
Investments, at identified cost	$31,600,101		$175,531,954	(a)

Investments in securities, at value	$35,657,144		$490,924,053	(b),(c)
Cash	—		545,183
Cash denominated in foreign currencies	5,547		—
Income receivable	49,841		357,774
Due from advisor	12,315		—
Receivable for shares sold	450		111,280
Prepaid assets	19,144		21,767

TOTAL ASSETS	35,744,441		491,960,057

LIABILITIES:
Collateral for securities on loan	—		2,426,046
Payable for investments purchased	—		343,056
Payable for shares redeemed	5,140		115,189
Payable for Trustees’ fees	3,793		3,792
Payable for administration fees	871		12,069
Payable for distribution services fees	6,826		—
Payable for investment advisory fees	—		47,650
Other accrued expenses	76,275		146,178

TOTAL LIABILITIES	92,905		3,093,980

NET ASSETS	$35,651,536		$488,866,077

NET ASSETS CONSIST OF:

Paid-in capital	$31,553,429		$134,106,551
Distributable earnings (loss)	4,098,107		354,759,526

TOTAL NET ASSETS	$35,651,536		$488,866,077

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$34,007,819		$—

Shares outstanding (unlimited shares authorized)	2,971,806		—

Net Asset Value per share	$11.44		$—

Offering Price per share*	$12.11	**	$—

Class I
Net Assets	$1,643,717		$488,866,077

Shares outstanding (unlimited shares authorized)	143,283		18,746,275

Net Asset Value and Offering Price per share	$11.47		$26.08

(a)	Includes $197,846 of investments in affiliated issuers.
(b)	Includes $391,123 of investments in affiliated issuers.
(c)	Including $2,346,353 of securities on loan (Note 2).
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	20

Six Months Ended October 31, 2022 (unaudited)	Wilmington Enhanced Dividend Income Strategy Fund	Wilmington Large-Cap Strategy Fund
INVESTMENT INCOME:
Dividends	$597,503 (a)	$4,237,532	(a),(b)
Securities lending income, net	225	25,853

TOTAL INVESTMENT INCOME	597,728	4,263,385

EXPENSES:
Investment advisory fees	71,089	642,345
Administration fees	5,458	78,932
Portfolio accounting and administration fees	11,999	63,856
Custodian fees	1,144	12,305
Transfer and dividend disbursing agent fees and expenses	18,348	14,534
Trustees’ fees	33,571	33,571
Professional fees	54,201	51,213
Distribution services fee—Class A	42,679	—
Shareholder services fee—Class A	42,679	—
Share registration costs	11,964	12,022
Printing and postage	7,107	8,887
Miscellaneous	15,535	32,178

TOTAL EXPENSES	315,774	949,843

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(141,554)	(307,498)
Waiver of shareholder services fee—Class A	(42,679)	—

TOTAL WAIVERS AND REIMBURSEMENTS	(184,233)	(307,498)

Net expenses	131,541	642,345

Net investment income	466,187	3,621,040

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	(304,324)	21,451,061
Net realized gain (loss) on foreign currency transactions	(80)	—

Net realized gain (loss)	(304,404)	21,451,061

Net change in unrealized appreciation (depreciation) on unaffiliated investments	(375,040)	(54,542,940)
Net change in unrealized appreciation (depreciation) of affiliated investments	—	4,018
Net change in unrealized appreciation (depreciation) on foreign currency transactions	141	—

Net change in unrealized appreciation (depreciation)	(374,899)	(54,538,922)

Net realized and unrealized gain (loss)	(679,303)	(33,087,861)

Change in net assets resulting from operations	$(213,116)	$(29,466,821)

(a)	Net of foreign withholding taxes withheld of $3,360 and $824, respectively.
(b)	Includes $5,575 received from affiliated issuers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

21	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large-Cap Strategy Fund

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
OPERATIONS:
Net investment income	$466,187	$980,587	$3,621,040	$6,753,988
Net realized gain (loss)	(304,404)	951,778	21,451,061	40,473,302
Net change in unrealized appreciation (depreciation)	(374,899)	(401,458)	(54,538,922)	(56,305,199)

Change in net assets resulting from operations	(213,116)	1,530,907	(29,466,821)	(9,077,909)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(450,371)	(1,062,214)	—	—
Class I	(20,537)	(17,047)	(3,292,233)	(35,623,835)

Total distributions to shareholders	(470,908)	(1,079,261)	(3,292,233)	(35,623,835)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	93,693	340,978	—	—
Class I	1,027,852	102,687	22,287,557	33,603,420
Distributions reinvested
Class A	444,971	1,019,563	—	—
Class I	7,956	15,888	1,006,830	25,436,502
Cost of shares redeemed
Class A	(992,336)	(4,070,108)	—	—
Class I	(3,247)	(121,455)	(55,318,338)	(84,227,517)

Change in net assets resulting from share transactions	578,889	(2,712,447)	(32,023,951)	(25,187,595)

Change in net assets	(105,135)	(2,260,801)	(64,783,005)	(69,889,339)

NET ASSETS:
Beginning of period	35,756,671	38,017,472	553,649,082	623,538,421

End of period	$35,651,536	$35,756,671	$488,866,077	$553,649,082

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	8,308	28,643	—	—
Class I	88,687	8,620	853,181	1,083,160
Distributions reinvested
Class A	40,662	86,229	—	—
Class I	726	1,341	39,574	797,216
Shares redeemed
Class A	(87,566)	(342,889)	—	—
Class I	(283)	(10,257)	(2,034,013)	(2,723,466)

Net change resulting from share transactions	50,534	(228,313)	(1,141,258)	(843,090)

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	22

For a share outstanding throughout each period:

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND

CLASS A	Six Months Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018

Net Asset Value, Beginning of Period	$11.67		$11.55		$9.54	$10.54	$10.47	$11.24
Income (Loss) From Operations:
Net Investment Income(a)	0.15		0.31		0.29	0.40	0.36	0.26
Net Realized and Unrealized Gain (Loss)	(0.23)		0.15		2.04	(1.02)	0.11	0.52

Total Income (Loss) From Operations	(0.08)		0.46		2.33	(0.62)	0.47	0.78

Less Distributions From:
Net Investment Income	(0.15)		(0.34)		(0.32)	(0.38)	(0.36)	(0.23)
Net Realized Gains	—		—		—	—	(0.04)	(1.32)

Total Distributions	(0.15)		(0.34)		(0.32)	(0.38)	(0.40)	(1.55)

Net Asset Value, End of Period	$11.44		$11.67		$11.55	$9.54	$10.54	$10.47

Total Return(b)	(0.61)%		3.99%		24.86%	(6.17)%	4.66%	6.99%
Net Assets, End of Period (000’s)	$34,008		$35,124		$37,388	$32,708	$38,943	$40,993
Ratios to Average Net Assets
Gross Expense(c)	1.80	%(d)	1.85%		1.69%	1.68%	1.67%	1.72%
Net Expense(c),(e)	0.75	%(d)	0.67%		0.60%	0.60%	0.60%	0.66%
Net Investment Income	2.61	%(d)	2.61%		2.81%	3.86%	3.45%	2.30%
Portfolio Turnover Rate	5%		66	%(f)	12%	14%	14%	85%

CLASS I	Six Months Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018

Net Asset Value, Beginning of Period	$11.69		$11.56		$9.55	$10.54	$10.48	$11.25
Income (Loss) From Operations:
Net Investment Income(a)	0.16		0.34		0.32	0.44	0.39	0.29
Net Realized and Unrealized Gain (Loss)	(0.22)		0.15		2.03	(1.02)	0.10	0.52

Total Income (Loss) From Operations	(0.06)		0.49		2.35	(0.58)	0.49	0.81

Less Distributions From:
Net Investment Income	(0.16)		(0.36)		(0.34)	(0.41)	(0.39)	(0.26)
Net Realized Gains	—		—		—	—	(0.04)	(1.32)

Total Distributions	(0.16)		(0.36)		(0.34)	(0.41)	(0.43)	(1.58)

Net Asset Value, End of Period	$11.47		$11.69		$11.56	$9.55	$10.54	$10.48

Total Return(b)	(0.44)%		4.25%		25.09%	(5.83)%	4.82%	7.24%
Net Assets, End of Period (000’s)	$1,644		$633		$629	$498	$637	$1,109
Ratios to Average Net Assets
Gross Expense(c)	1.29	%(d)	1.37%		1.38%	1.44%	1.40%	1.48%
Net Expense(c),(e)	0.50	%(d)	0.42%		0.35%	0.35%	0.35%	0.41%
Net Investment Income	2.89	%(d)	2.82%		3.06%	4.20%	3.72%	2.62%
Portfolio Turnover Rate	5%		66	%(f)	12%	14%	14%	85%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(d)	Annualized for periods less than one year.

(e)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(f)

In November 2021, the Fund transitioned to the equity focused Wilmington Enhanced Dividend Income Strategy Fund from the Wilmington Diversified Income Fund. As a result, the portfolio turnover rate for the year ended April 30, 2022 was significantly higher than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

23	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON LARGE-CAP STRATEGY FUND

CLASS I	Six Months Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018

Net Asset Value, Beginning of Period	$27.84		$30.08	$22.08	$23.36	$21.98	$19.65
Income (Loss) From Operations:
Net Investment Income(a)	0.19		0.33	0.35	0.39	0.37	0.34
Net Realized and Unrealized Gain (Loss)	(1.78)		(0.80)	10.11	(0.32)	2.32	2.34

Total Income (Loss) From Operations	(1.59)		(0.47)	10.46	0.07	2.69	2.68

Less Distributions From:
Net Investment Income	(0.17)		(0.33)	(0.37)	(0.41)	(0.38)	(0.35)
Net Realized Gains	—		(1.44)	(2.09)	(0.94)	(0.93)	—

Total Distributions	(0.17)		(1.77)	(2.46)	(1.35)	(1.31)	(0.35)

Net Asset Value, End of Period	$26.08		$27.84	$30.08	$22.08	$23.36	$21.98

Total Return	(5.69	)%(b)	(2.24)%	49.12%	0.09%	12.93%	13.71%
Net Assets, End of Period (000’s)	$488,866		$553,649	$623,538	$467,392	$527,818	$504,014
Ratios to Average Net Assets
Gross Expense(c)	0.37	%(d)	0.53%	0.80%	0.86%	0.89%	0.90%
Net Expense(c), (e)	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income	1.41	%(d)	1.07%	1.34%	1.69%	1.65%	1.62%
Portfolio Turnover Rate	7%		9%	14%	26%	13%	15%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	24

Wilmington Funds

October 31, 2022 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Enhanced Dividend Income Strategy Fund (“Enhanced Dividend Income Strategy Fund”)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk.

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d) Diversified

The Enhanced Dividend Income Strategy Fund offers Class A and Class I shares, and the Large-Cap Strategy Fund offers Class I shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Funds utilize a fair value approach. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in open-end regulated investment companies are valued at NAV;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

•	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

•	for all other securities, at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (‘‘Trustees’’).

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements,

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

25	NOTES TO FINANCIAL STATEMENTS (continued)

aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2022, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Enhanced Dividend Income Strategy Fund
Bank of America Securities, Inc.	$51	$51	$—	$—
Daiwa Capital Markets America	46	46	—	—
Deutsche Bank Securities, Inc.	51	51	—	—
National Bank Financial	51	51	—	—
RBC Dominion Securities, Inc.	51	51	—	—

	$250	$250	$—	$—

Large-Cap Strategy Fund
Bank of America Securities, Inc.	$449,539	$449,539	$—	$—
BNP Paribas SA	449,539	449,539	—	—
Deutsche Bank Securities, Inc.	449,539	449,539	—	—
HSBC Securities USA, Inc.	178,351	178,351	—	—
RBC Dominion Securities, Inc.	449,539	449,539	—	—
Truist Securities, Inc.	449,539	449,539	—	—

	$2,426,046	$2,426,046	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITS”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	26

amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

The Enhanced Dividend Income Strategy Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly for the Funds.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2022, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

Large-Cap Strategy Fund	$2,346,353	$2,346,353	$—

(1)

Collateral with a value of $2,426,046 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2022.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

27	NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Enhanced Dividend Income Strategy Fund	$ 31,612,488	$ 5,236,029	$ (1,191,373)	$ 4,044,656
Large-Cap Strategy Fund	185,808,737	323,545,326	(18,430,010)	305,115,316

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Enhanced Dividend Income Strategy Fund	0.40%
Large-Cap Strategy Fund	0.25%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2023 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations
Fund	Class A	Class I

Enhanced Dividend Income Strategy Fund	0.75%	0.50%
Large-Cap Strategy Fund	—	0.25%

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2022, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, for the sale, distribution, administration, customer servicing and record keeping of these shares.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	28

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2022, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees from Class A

Enhanced Dividend Income Strategy Fund	$372

Sales Charges – The Funds’ Class A shares, as applicable, bear front-end sales charges.

For the six months ended October 31, 2022, M&T did not receive any sales charges on the sale of Class A shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2022, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the six months ended October 31, 2022 are as follows:

Fund/ Affiliated Investment Name	Value 4/30/22	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value 10/31/22	Number of Shares 10/31/22	Dividend Income	Capital Gain Distributions

Large-Cap Strategy Fund

Common Stock - 0.0%*
M&T Bank Corp.	$387,105	$—	$—	$—	$4,018	$391,123	2,323	$5,575	$—

*	As a percentage of Net Assets as of October 31, 2022.

The Funds may execute trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2022 were as follows:

Fund	Commissions

Large-Cap Strategy Fund	$7,351

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

29	NOTES TO FINANCIAL STATEMENTS (concluded)

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2022 were as follows:

Fund	Purchases	Sales
Enhanced Dividend Income Strategy Fund	$ 1,583,440	$ 1,557,209
Large-Cap Strategy Fund	37,398,671	69,534,108

6.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 31, 2023.

The Funds did not utilize the LOC during the six months ended October 31, 2022.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

30

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2022 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 25, 2022, the Board held a special meeting (the “August Meeting”) with personnel of the Adviser and Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and

•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

31	Semi-Annual Report

Wilmington Enhanced Dividend Income Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund achieved total return performance above the peer group average for the one-year period, and below the peer group average for the three- and five-year periods, ended June 30, 2022, and that the Fund’s performance since transitioning to its current strategy in November 2021 is strong.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the three- and five-year periods, and below the peer group average for the one-year period, ended June 30, 2022.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

32

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

33

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

December 9, 2021

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

34

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained.

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this policy is December 9, 2021. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor Wilmington, DE 19890	Wilmington, DE 19809
Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-SAR-EQ-1022
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

WILMINGTON FUNDS October 31, 2022 (unaudited) PRESIDENT’S MESSAGE AND Semi-Annual Report WILMINGTON FUNDS Fixed Income Funds Wilmington Broad Market Bond Fund Wilmington Municipal Bond Fund Wilmington New York Municipal Bond Fund

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Broad Market Bond Fund, Municipal Bond Fund and New York Municipal Bond Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2022, through October 31, 2022. Inside you will find a comprehensive review of the Funds’ holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semi-annual fiscal period between May and October was turbulent. At the onset of the period, inflation concerns rattled investors as U.S. Consumer Price Index (“CPI”) accelerated in May to 8.6% and again in June, making a new cycle high of 9.1% and reaching its highest level in 40-years. U.S. consumers felt pain at the gas pump as the national average for a gallon of gasoline topped $5 in mid-June and consumer sentiment reached its lowest level on record. However, job growth in the U.S. remained strong with nearly 400,000 net new jobs added per month for the first three months of the period (May-July). The strong job reports stoked investor fears that the Federal Reserve (the “Fed”) would hike rates more aggressively due to the underlying strength of the labor market. Fears were warranted as the Fed hiked interest rates by 150 basis points1 in just a six-week period, the most since 1982. At the same time, the U.S. posted a second consecutive quarter of negative Gross Domestic Product “GDP” (-0.9% quarter-on-quarter, for Q2) marking a “technical recession”.

Over the summer, economic data and some commentary from the Fed led investors to suspect that the Fed would pause or pivot from its hawkish stance. Equity markets bottomed in mid-June and decisively rallied throughout the summer on the back of the ‘Fed Put’ narrative and in lockstep with stronger-than-expected corporate earnings. Chair Powell ended rumors of a pivot in a 10-minute speech delivered at the Fed’s annual Jackson Hole symposium in August. In the speech, Powell noted that pain for households and businesses was “the unfortunate cost of reducing inflation.” U.S. equity indices sold off following the Jackson Hole speech and remained under pressure through mid-October. The economy finished the period on a high note with Q3 GDP rebounding and beating consensus estimates (+2.6% quarter-on-quarter, for Q3).

Abroad, the economic picture was far more dismal. The war in Ukraine escalated as Russian gas providers shut down natural gas pipelines to Europe. Russia’s weaponization of energy exacerbated inflation and weighed on consumer confidence. In July, the European Central Bank hiked interest rates by 50 basis points, taking rates out of negative territory for the first time since 2014. During the period, the U.K. saw three different Prime Ministers in office. Boris Johnson resigned in July after a three-year run following a vote of no confidence. Liz Truss took over and released a ‘mini-budget’ featuring nearly 50 billion in unfunded tax cuts. Markets reacted sharply with the pound notching its third worst day since 1992. The Bank of England was forced to intervene at the eleventh hour and buy long dated bonds to bail out several of the nation’s largest pension funds. Truss resigned after 45 days on the job amid the market turmoil and was replaced by Rishi Sunak.

In China, the political scene was less noisy after President Xi Jinping secured an unprecedented but expected third term in power. Xi was also able to strengthen his grip on power by stacking the Chinese Communist Party leadership with loyalists. The Chinese economy continued to be hurt by the government’s enforcement of Zero-Covid restrictions and regulation in the property market. China’s central bank was active, providing monetary and fiscal support to the economy in the form of prime rate cuts and infrastructure spending.

Bond markets

Fixed income markets declined significantly during the period. Credit and Treasury indices underperformed Corporate High Yield and Municipal bond indices. The Fed Funds target rate increased 2.75% during the period driving Treasury yields higher across the curve. The 10-year Treasury yield ended the period up 107 basis points to 4.05%. The two-year Treasury yield pushed up 175 basis points to end the period at 4.48%. As for yield curve slopes, the 10y-2y ended the quarter deeply inverted at -43 basis points and the 10y-3m ducked into inversion territory at -1 basis points by the end of the period (down from +221 basis points at the start of the period). Volatility in the bond market, as measured by the ICE BofA MOVE Index, remained extremely heightened, ending the period at 147.9 compared to its five-year average of 69.5.

PRESIDENT’S MESSAGE / October 31, 2022 (unaudited)

ii

For the six-month period May 1, 2022, to October 31 2022, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]
-6.34%	-6.86%	-7.57%	-4.43%	-4.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

Equity markets were down across the board during the period with U.S. small cap stocks the outperformer of the group. Overall, it was a tumultuous period for all indices. The S&P 500 made sharp moves in both directions rallying 17.4% through the summer followed by a subsequent drop of 16.7% around Powell’s Jackson Hole speech. The two corporate earnings seasons during the period were both better than expected with the energy sector masking much of the weakness in equities. Mega cap tech stocks were hit hard by higher interest rates and lower ad spending revenue. Firms like Meta, Google and Amazon made headlines by announcing plans to reduce headcount. The Russell 1000 Value Index8 outperformed its counterpart the Russell 1000 Growth Index9, declining 3.2% versus a -8.2% return for Growth. Economic weakness in Europe and China led the MSCI EAFE and MSCI Emerging Markets lower with both indices underperforming significantly.

For the six-month period May 1, 2022 to October 31, 2022, certain stock market indices performed as follows:

S&P 500® Index[10]	Russell 2000® Index[11]	MSCI EAFE (Net) Index[12]	MSCI Emerging Markets (Net) Index[13]
-5.50%	-0.20%	-12.70%	-19.66%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Eric W. Taylor

President

November 18, 2022

October 31, 2022 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of the large-cap value segment of U.S. equity securities. It includes the Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

9.

The Russell 1000® Growth Index is a market capitalization-weighted index that measures the performance of the large-cap growth segment of U.S. equity securities. It includes the Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

10.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

11.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

12.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

13.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 27 Emerging Markets countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2022 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period(1)	Annualized Net Expense Ratio

WILMINGTON BROAD MARKET BOND FUND
Actual
Class A	$1,000.00	$ 933.00	$3.75	0.77%(2)
Class I	$1,000.00	$ 934.40	$2.10	0.43%(2)
Hypothetical (assuming a 5% return before expenses)
Class A	$1,000.00	$1,021.32	$3.92	0.77%(2)
Class I	$1,000.00	$1,023.04	$2.19	0.43%(2)

WILMINGTON MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$ 969.40	$3.67	0.74%
Class I	$1,000.00	$ 969.90	$2.43	0.49%
Hypothetical (assuming a 5% return before expenses)
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class I	$1,000.00	$1,022.74	$2.50	0.49%

WILMINGTON NEW YORK MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$ 969.10	$4.07	0.82%
Class I	$1,000.00	$ 970.40	$2.83	0.57%
Hypothetical (assuming a 5% return before expenses)
Class A	$1,000.00	$1,021.07	$4.18	0.82%
Class I	$1,000.00	$1,022.33	$2.91	0.57%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Fund invests.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Broad Market Bond Fund

At October 31, 2022, the Fund’s portfolio composition was as follows (unaudited):

	Percentage of Total Net Assets
Corporate Bonds	46.0%
U.S. Treasury Obligations	24.1%
Mortgage-Backed Securities	22.8%
Government Agencies	3.2%
Municipal Bond	0.4%
Collateralized Mortgage Obligations	0.0	%(1)
Adjustable Rate Mortgage	0.0	%(1)
Cash Equivalents(2)	2.9%
Cash Collateral Invested for Securities on Loan(3)	5.1%
Other Assets and Liabilities - Net(4)	(4.5)%

TOTAL	100.0%

Credit Quality Diversification(5)	Percentage of Total Net Assets
U.S. Government Agency Securities	26.0%
U.S. Treasury	24.1%
AA / Aa	0.1%
A / A	8.4%
BBB / Baa	35.8%
BB / Ba	1.2%
B / B	0.9%
Not Rated	8.0%
Other Assets and Liabilities - Net(4)	(4.5)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Cash Collateral Invested for Securities on Loan include investments in money market funds and repurchase agreements.

(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(5)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2022 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 9.04%, Floor 1.72%), 3.47%, 05/01/33Δ	$5,731	$5,826

TOTAL ADJUSTABLE RATE MORTGAGE (COST $5,724)		$5,826

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Series 2005-29, Class WC, 4.75%, 04/25/35	7,196	7,136

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.63%, 02/25/34Δ	26,469	26,877

CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 06/01/23	4,638	4,656

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.70%, 11/25/35Δ	15,398	14,732

TOTAL WHOLE LOAN		$46,265

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $53,346)		$53,401

Description	Par Value	Value

CORPORATE BONDS – 46.0%

AEROSPACE & DEFENSE – 2.3%
Boeing Co. (The), Sr. Unsecured
1.17%, 02/04/23	$250,000	$246,797
1.95%, 02/01/24	3,050,000	2,913,625
1.43%, 02/04/24	2,500,000	2,370,121
2.75%, 02/01/26	2,000,000	1,804,710
3.20%, 03/01/29	150,000	125,180
L3Harris Technologies, Inc., Sr. Unsecured,
2.90%, 12/15/29	835,000	695,386
Northrop Grumman Corp., Sr. Unsecured
2.93%, 01/15/25	1,000,000	953,505
4.03%, 10/15/47	1,765,000	1,387,915
Raytheon Technologies Corp., Sr. Unsecured,
3.50%, 03/15/27	1,600,000	1,501,609

TOTAL AEROSPACE & DEFENSE		$11,998,848

AUTOMOTIVE – 2.3%
Ford Motor Credit Co. LLC, Sr. Unsecured
3.37%, 11/17/23	1,000,000	967,746
5.58%, 03/18/24	1,250,000	1,234,777
5.13%, 06/16/25	1,500,000	1,450,958
2.90%, 02/16/28	250,000	203,472

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

3	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

General Motors Co., Sr. Unsecured
5.40%, 10/02/23	$335,000	$333,616
6.25%, 10/02/43	1,000,000	878,580
General Motors Financial Co., Inc., Sr. Unsecured
1.05%, 03/08/24	100,000	93,668
2.90%, 02/26/25	230,000	214,228
1.25%, 01/08/26	1,000,000	856,001
1.50%, 06/10/26	3,000,000	2,522,679
Mercedes-Benz Finance North America LLC, Company Guaranteed,
0.75%, 03/01/24Ω	3,000,000	2,824,959

TOTAL AUTOMOTIVE		$11,580,684

BEVERAGES – 0.6%
Anheuser-Busch Cos. LLC, Company Guaranteed,
4.90%, 02/01/46	1,125,000	971,863
Keurig Dr. Pepper, Inc., Company Guaranteed
0.75%, 03/15/24	1,490,000	1,404,341
3.20%, 05/01/30	775,000	654,069

TOTAL BEVERAGES		$3,030,273

BIOTECHNOLOGY – 0.1%
Amgen, Inc., Sr. Unsecured,
2.25%, 08/19/23	225,000	220,125

BUILDING PRODUCTS – 0.2%
Carrier Global Corp., Sr. Unsecured
2.24%, 02/15/25	418,000	388,579
2.49%, 02/15/27	56,000	49,370
Johnson Controls International PLC, Sr. Unsecured
3.63%, 07/02/24ÿ	373,000	362,599
4.63%, 07/02/44	100,000	80,434

TOTAL BUILDING PRODUCTS		$880,982

CAPITAL MARKETS – 3.2%
Bank of New York Mellon Corp. (The), Subordinated, MTN,
3.00%, 10/30/28	775,000	667,703
Credit Suisse AG, Sr. Unsecured,
0.50%, 02/02/24	3,000,000	2,743,759
Goldman Sachs Group, Inc. (The), Sr. Unsecured
(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	1,010,000	959,037
(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	2,080,000	1,869,850
(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	832,432
Morgan Stanley, Sr. Unsecured
(SOFR + 0.62%), 0.73%, 04/05/24Δ	2,250,000	2,190,989
(SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	149,650
Morgan Stanley, Sr. Unsecured, MTN
(SOFR + 0.46%), 0.53%, 01/25/24Δ	3,000,000	2,956,245
3.13%, 07/27/26	340,000	310,065
(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	761,656
Morgan Stanley, Subordinated, GMTN,
4.35%, 09/08/26	505,000	479,853

Description	Par Value	Value

Toronto-Dominion Bank (The), Sr. Unsecured, GMTN,
3.25%, 03/11/24	$275,000	$267,361
U.S. Bancorp, Sr. Unsecured, (SOFRRATE + 2.09%),
5.85%, 10/21/33Δ	2,400,000	2,409,427

TOTAL CAPITAL MARKETS		$16,598,027

CHEMICALS – 0.6%
Nutrien Ltd., Sr. Unsecured,
1.90%, 05/13/23	2,000,000	1,965,366
Sherwin-Williams Co. (The), Sr. Unsecured,
2.20%, 03/15/32#	1,480,000	1,124,273

TOTAL CHEMICALS		$3,089,639

COMMERCIAL SERVICES & SUPPLIES – 0.7%
Global Payments, Inc., Sr. Unsecured
3.75%, 06/01/23	2,570,000	2,544,479
2.65%, 02/15/25	275,000	254,950
2.90%, 05/15/30	1,000,000	796,789

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,596,218

COMPUTERS – 0.6%
Apple, Inc., Sr. Unsecured,
0.70%, 02/08/26	110,000	96,500
Hewlett Packard Enterprise Co., Sr. Unsecured
2.25%, 04/01/23	3,000,000	2,965,134
1.45%, 04/01/24	150,000	142,047

TOTAL COMPUTERS		$3,203,681

COSMETICS/PERSONAL CARE – 0.2%
GSK Consumer Healthcare Capital U.S. LLC, Company Guaranteed,
3.02%, 03/24/24Ω	1,000,000	965,451

DIVERSIFIED FINANCIAL SERVICES – 6.4%
American Express Co., Sr. Unsecured,
3.13%, 05/20/26	150,000	138,626
Bank of America Corp., Sr. Unsecured, MTN
(SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	220,848
3.25%, 10/21/27	1,095,000	976,762
(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	147,219
Bank of America Corp., Subordinated, MTN,
4.25%, 10/22/26	1,000,000	946,895
Capital One Financial Corp., Sr. Unsecured
2.60%, 05/11/23	1,470,000	1,450,389
3.90%, 01/29/24	250,000	244,593
Citigroup, Inc., Sr. Unsecured, (SOFR + 0.77%),
1.12%, 01/28/27Δ	2,750,000	2,337,184
Citigroup, Inc., Subordinated,
4.13%, 07/25/28	1,900,000	1,713,429
Fifth Third Bancorp, Sr. Unsecured,
2.55%, 05/05/27	780,000	682,869
Fifth Third Bancorp, Subordinated,
4.30%, 01/16/24	780,000	768,898
FMR LLC, Sr. Unsecured,
6.45%, 11/15/39Ω	1,000,000	995,116
Huntington Bancshares, Inc., Sr. Unsecured,
2.63%, 08/06/24	4,325,000	4,125,767

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Huntington Bancshares, Inc., Subordinated,
4.35%, 02/04/23	$150,000	$149,485
JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%),
3.91%, 05/15/47Δ	1,000,000	777,325
JPMorgan Chase & Co., Sr. Unsecured
(SOFR + 0.92%), 2.60%, 02/24/26Δ	6,000,000	5,570,745
(SOFR + 1.59%), 2.01%, 03/13/26Δ	150,000	136,797
KeyBank NA, Sr. Unsecured, BKNT,
1.25%, 03/10/23#	2,000,000	1,973,272
KeyCorp., Sr. Unsecured, MTN, (SOFR + 1.25%),
3.88%, 05/23/25Δ	1,980,000	1,923,068
PNC Bank NA, Subordinated, BKNT
2.95%, 01/30/23	350,000	348,742
2.70%, 10/22/29	1,125,000	909,993
PNC Financial Services Group, Inc. (The), Sr. Unsecured,
3.45%, 04/23/29	100,000	87,695
PNC Financial Services Group, Inc. (The), Subordinated,
3.90%, 04/29/24	1,700,000	1,664,544
Truist Bank, Sr. Unsecured, BKNT,
3.20%, 04/01/24	175,000	169,904
Truist Bank, Subordinated, BKNT
3.63%, 09/16/25	250,000	236,729
3.80%, 10/30/26	1,000,000	930,861
2.25%, 03/11/30	1,850,000	1,441,291
Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%),
2.19%, 04/30/26Δ	1,170,000	1,064,206
Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.75%),
2.16%, 02/11/26Δ	140,000	128,768
Wells Fargo & Co., Subordinated, MTN,
4.40%, 06/14/46	1,000,000	741,142

TOTAL DIVERSIFIED FINANCIAL SERVICES		$33,003,162

ELECTRIC – 2.9%
American Electric Power Co., Inc., Series M, Sr. Unsecured,
0.75%, 11/01/23	1,870,000	1,785,245
Dominion Energy, Inc., Series A, Sr. Unsecured,
1.45%, 04/15/26	1,950,000	1,704,152
DTE Energy Co., Series H, Sr. Unsecured,
0.55%, 11/01/22	1,500,000	1,499,733
Entergy Arkansas LLC, 1st Mortgage,
4.95%, 12/15/44	1,000,000	860,545
Entergy Corp., Sr. Unsecured,
0.90%, 09/15/25	1,000,000	876,076
Exelon Corp., Sr. Unsecured,
4.70%, 04/15/50	2,000,000	1,615,963
FirstEnergy Corp., Series A, Sr. Unsecured,
1.60%, 01/15/26	1,250,000	1,089,675
FirstEnergy Corp., Series B, Sr. Unsecured,
4.40%, 07/15/27	800,000	755,000
NextEra Energy Capital Holdings, Inc., Company Guaranteed,
0.65%, 03/01/23	2,305,000	2,265,200

Description	Par Value	Value

Southern Co. (The), Series 21-B, Sr. Unsecured,
1.75%, 03/15/28	$40,000	$32,533
System Energy Resources, Inc., 1st Mortgage,
4.10%, 04/01/23	500,000	497,119
Union Electric Co., 1st Mortgage,
3.50%, 03/15/29	220,000	197,875
WEC Energy Group, Inc., Sr. Unsecured
1.38%, 10/15/27	750,000	614,703
1.80%, 10/15/30	1,150,000	871,022

TOTAL ELECTRIC		$14,664,841

ENTERTAINMENT – 0.7%
Magallanes, Inc., Company Guaranteed,
5.14%, 03/15/52Ω	5,000,000	3,500,685

FOOD & STAPLES RETAILING – 1.9%
Campbell Soup Co., Sr. Unsecured
3.65%, 03/15/23	3,000,000	2,982,730
3.30%, 03/19/25	2,050,000	1,954,666
Conagra Brands, Inc., Sr. Unsecured
1.38%, 11/01/27	200,000	161,959
5.40%, 11/01/48#	665,000	575,210
Kroger Co. (The), Sr. Unsecured,
3.95%, 01/15/50	1,000,000	732,096
McCormick & Co., Inc., Sr. Unsecured,
0.90%, 02/15/26	3,050,000	2,631,726
Mondelez International Holdings Netherlands BV, Company Guaranteed,
0.75%, 09/24/24Ω	860,000	786,326

TOTAL FOOD & STAPLES RETAILING		$9,824,713

GAS – 0.2%
Southern Co. Gas Capital Corp., Company Guaranteed,
3.95%, 10/01/46	1,425,000	1,010,505

HEALTHCARE-PRODUCTS – 1.0%
DH Europe Finance II Sarl, Company Guaranteed,
2.20%, 11/15/24	2,330,000	2,200,876
Thermo Fisher Scientific, Inc., Sr. Unsecured,
0.80%, 10/18/23	1,775,000	1,703,811
Zimmer Biomet Holdings, Inc., Sr. Unsecured,
1.45%, 11/22/24	1,480,000	1,365,090

TOTAL HEALTHCARE-PRODUCTS		$5,269,777

HEALTHCARE-SERVICES – 1.3%
CommonSpirit Health, Sr. Secured
2.76%, 10/01/24	3,140,000	2,981,971
3.35%, 10/01/29	150,000	125,967
Elevance Health, Inc., Sr. Unsecured,
3.65%, 12/01/27	1,650,000	1,525,544
NYU Langone Hospitals, Series 2020, Secured,
3.38%, 07/01/55	1,000,000	634,650
UnitedHealth Group, Inc., Sr. Unsecured
2.95%, 10/15/27	1,350,000	1,224,893
3.95%, 10/15/42	290,000	227,951

TOTAL HEALTHCARE-SERVICES		$6,720,976

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

HOME FURNISHINGS – 0.2%
Whirlpool Corp., Sr. Unsecured,
4.60%, 05/15/50#	$1,405,000	$1,015,417

INSURANCE – 2.2%
American International Group, Inc., Sr. Unsecured,
4.20%, 04/01/28	1,000,000	927,497
Aon Corp., Company Guaranteed,
2.20%, 11/15/22	3,500,000	3,496,682
Aon Global Ltd., Company Guaranteed,
4.00%, 11/27/23	1,700,000	1,679,729
Berkshire Hathaway Finance Corp., Company Guaranteed,
4.30%, 05/15/43	425,000	351,379
CNA Financial Corp., Sr. Unsecured
7.25%, 11/15/23	200,000	203,796
3.95%, 05/15/24	950,000	925,188
Lincoln National Corp., Sr. Unsecured,
3.63%, 12/12/26	1,380,000	1,284,666
Principal Life Global Funding II, Secured,
1.63%, 11/19/30Ω	250,000	184,089
W.R. Berkley Corp., Sr. Unsecured
4.75%, 08/01/44	1,715,000	1,415,303
4.00%, 05/12/50	1,425,000	1,023,881

TOTAL INSURANCE		$11,492,210

INTERNET – 0.1%
Amazon.com, Inc., Sr. Unsecured
1.20%, 06/03/27#	100,000	85,134
3.25%, 05/12/61	1,000,000	641,408

TOTAL INTERNET		$726,542

MACHINERY – 0.0%**
Caterpillar Financial Services Corp., Sr. Unsecured,
0.65%, 07/07/23	50,000	48,580

MEDIA – 1.1%
CCO Holdings LLC, Sr. Unsecured,
4.25%, 02/01/31Ω	3,000,000	2,388,750
Discovery Communications LLC, Company Guaranteed
3.95%, 03/20/28	1,000,000	868,479
3.63%, 05/15/30#	1,000,000	807,336
Paramount Global, Sr. Unsecured
4.60%, 01/15/45	1,100,000	736,258
4.95%, 05/19/50	1,185,000	828,423

TOTAL MEDIA		$5,629,246

MINING – 0.2%
Barrick Gold Corp., Sr. Unsecured,
5.25%, 04/01/42	1,000,000	886,277

MISCELLANEOUS MANUFACTURING – 0.4%
Textron, Inc., Sr. Unsecured
3.88%, 03/01/25	750,000	725,675
2.45%, 03/15/31	2,000,000	1,542,260

TOTAL MISCELLANEOUS MANUFACTURING		$2,267,935

Description	Par Value	Value

OIL & GAS – 2.2%
Canadian Natural Resources Ltd., Sr. Unsecured,
2.95%, 01/15/23	$3,000,000	$2,987,584
Marathon Petroleum Corp., Sr. Unsecured,
3.63%, 09/15/24	745,000	720,156
Phillips 66, Company Guaranteed
0.90%, 02/15/24	1,065,000	1,007,592
3.85%, 04/09/25	575,000	556,216
Pioneer Natural Resources Co., Sr. Unsecured
0.55%, 05/15/23	1,035,000	1,010,042
1.13%, 01/15/26	1,000,000	871,853
1.90%, 08/15/30	1,940,000	1,495,724
2.15%, 01/15/31	1,000,000	775,945
Valero Energy Corp., Sr. Unsecured
2.15%, 09/15/27	1,800,000	1,549,639
4.90%, 03/15/45#	563,000	468,181

TOTAL OIL & GAS		$11,442,932

PHARMACEUTICALS – 2.8%
AbbVie, Inc., Sr. Unsecured
3.75%, 11/14/23	150,000	148,133
2.95%, 11/21/26	1,875,000	1,710,755
4.25%, 11/14/28	1,235,000	1,163,723
4.40%, 11/06/42	460,000	377,674
4.88%, 11/14/48	1,000,000	859,746
4.25%, 11/21/49	1,000,000	783,051
AstraZeneca Finance LLC, Company Guaranteed,
1.75%, 05/28/28	500,000	418,720
AstraZeneca PLC, Sr. Unsecured,
0.70%, 04/08/26	100,000	86,248
Becton Dickinson and Co., Sr. Unsecured,
1.96%, 02/11/31	100,000	76,808
Bristol-Myers Squibb Co., Sr. Unsecured
2.75%, 02/15/23	1,565,000	1,558,428
3.40%, 07/26/29	310,000	282,138
Cardinal Health, Inc., Sr. Unsecured
3.20%, 03/15/23	350,000	347,417
4.50%, 11/15/44	650,000	485,497
Cigna Corp., Company Guaranteed
3.75%, 07/15/23	272,000	269,202
4.80%, 07/15/46	1,000,000	832,683
Cigna Corp., Sr. Unsecured,
2.38%, 03/15/31	250,000	198,240
CVS Health Corp., Sr. Unsecured
1.30%, 08/21/27	145,000	120,500
1.88%, 02/28/31#	2,000,000	1,515,735
Elanco Animal Health, Inc., Sr. Unsecured,
6.40%, 08/28/28	2,000,000	1,822,696
Pfizer, Inc., Sr. Unsecured,
2.63%, 04/01/30	650,000	554,688
Zoetis, Inc., Sr. Unsecured
3.00%, 09/12/27	125,000	112,126
3.95%, 09/12/47	1,005,000	765,335

TOTAL PHARMACEUTICALS		$14,489,543

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

PIPELINES – 3.4%
Enbridge, Inc., Company Guaranteed
(SOFR + 0.40%), 3.13%, 02/17/23Δ	$1,000,000	$998,361
0.55%, 10/04/23	1,540,000	1,468,327
(SOFR + 0.63%), 3.34%, 02/16/24Δ	3,000,000	2,968,885
Energy Transfer LP, Sr. Unsecured
3.60%, 02/01/23	870,000	866,356
3.75%, 05/15/30	715,000	609,224
5.30%, 04/15/47	1,250,000	978,340
Enterprise Products Operating LLC, Company Guaranteed
4.20%, 01/31/50	1,120,000	828,436
4.95%, 10/15/54	500,000	392,329
Kinder Morgan Energy Partners LP, Company Guaranteed,
5.40%, 09/01/44	1,000,000	838,152
Kinder Morgan, Inc., Company Guaranteed
5.20%, 03/01/48	2,040,000	1,675,403
3.60%, 02/15/51	1,315,000	855,440
MPLX LP, Sr. Unsecured
4.70%, 04/15/48	1,000,000	744,408
4.95%, 03/14/52	1,000,000	772,882
ONEOK Partners LP, Company Guaranteed,
6.20%, 09/15/43	1,000,000	854,786
Plains All American Pipeline LP, Sr. Unsecured,
3.85%, 10/15/23	866,000	850,774
Spectra Energy Partners LP, Company Guaranteed,
3.50%, 03/15/25	670,000	650,616
Williams Cos., Inc. (The), Sr. Unsecured,
3.50%, 10/15/51	1,485,000	958,684

TOTAL PIPELINES		$17,311,403

REAL ESTATE INVESTMENT TRUSTS – 2.5%
American Tower Corp., Sr. Unsecured
5.00%, 02/15/24	665,000	662,274
3.13%, 01/15/27	1,000,000	892,290
4.05%, 03/15/32#	1,000,000	857,863
3.10%, 06/15/50	1,500,000	883,273
AvalonBay Communities, Inc., Sr. Unsecured, MTN,
3.35%, 05/15/27	1,420,000	1,291,432
Healthcare Realty Holdings LP, Company Guaranteed
3.88%, 05/01/25	1,215,000	1,159,748
3.63%, 01/15/28	1,100,000	954,272
Healthpeak Properties, Inc., Sr. Unsecured
3.25%, 07/15/26	110,000	101,473
2.88%, 01/15/31#	2,350,000	1,883,726
Ventas Realty LP, Company Guaranteed,
4.00%, 03/01/28	250,000	224,964
Welltower, Inc., Sr. Unsecured
3.63%, 03/15/24	250,000	242,870
4.00%, 06/01/25	3,000,000	2,867,004
4.95%, 09/01/48	1,000,000	796,825

TOTAL REAL ESTATE INVESTMENT TRUSTS		$12,818,014

Description	Par Value	Value

RETAIL – 1.1%
Lowe’s Cos., Inc., Sr. Unsecured,
3.65%, 04/05/29	$200,000	$179,721
Nordstrom, Inc., Sr. Unsecured,
5.00%, 01/15/44	1,000,000	635,000
Walgreens Boots Alliance, Inc., Sr. Unsecured
0.95%, 11/17/23	4,880,000	4,664,106
3.20%, 04/15/30#	150,000	125,710

TOTAL RETAIL		$5,604,537

SEMICONDUCTORS – 0.2%
Micron Technology, Inc., Sr. Unsecured,
2.70%, 04/15/32	1,500,000	1,098,314

SOFTWARE – 0.5%
Roper Technologies, Inc., Sr. Unsecured,
2.00%, 06/30/30	1,345,000	1,021,302
Workday, Inc., Sr. Unsecured,
3.50%, 04/01/27	1,385,000	1,280,055

TOTAL SOFTWARE		$2,301,357

TELECOMMUNICATIONS – 1.3%
AT&T, Inc., Sr. Unsecured
0.90%, 03/25/24	2,125,000	2,007,918
4.50%, 05/15/35	845,000	727,387
3.55%, 09/15/55	1,423,000	907,667
Verizon Communications, Inc., Sr. Unsecured
2.10%, 03/22/28	50,000	42,033
1.75%, 01/20/31	2,310,000	1,712,156
2.36%, 03/15/32	305,000	230,976
3.40%, 03/22/41	1,515,000	1,074,833

TOTAL TELECOMMUNICATIONS		$6,702,970

TRANSPORTATION – 1.8%
FedEx Corp., Company Guaranteed,
2.40%, 05/15/31#	2,500,000	1,941,189
Ryder System, Inc., Sr. Unsecured, MTN
3.65%, 03/18/24	1,670,000	1,628,793
2.85%, 03/01/27	2,645,000	2,346,091
Union Pacific Corp., Sr. Unsecured
3.15%, 03/01/24	2,565,000	2,502,905
4.30%, 03/01/49	675,000	542,155

TOTAL TRANSPORTATION		$8,961,133

TRUCKING & LEASING – 0.8%
GATX Corp., Sr. Unsecured
3.25%, 09/15/26	1,570,000	1,420,705
3.85%, 03/30/27	1,500,000	1,360,180
4.00%, 06/30/30	1,000,000	863,001
5.20%, 03/15/44	640,000	523,069

TOTAL TRUCKING & LEASING		$4,166,955

TOTAL CORPORATE BONDS (COST $267,230,237)		$236,121,952

GOVERNMENT AGENCIES – 3.2%

FEDERAL HOME LOAN BANK (FHLB) – 1.3%
3.25%, 11/16/28#	6,960,000	6,560,242

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.6%
0.38%, 07/21/25#	$9,250,000	$8,275,415

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
0.25%, 05/22/23	200,000	195,254
6.25%, 05/15/29	750,000	829,734
7.25%, 05/15/30	400,000	470,350

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,495,338

TOTAL GOVERNMENT AGENCIES (COST $18,382,558)		$16,330,995

MORTGAGE-BACKED SECURITIES – 22.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 5.7%
Pool C00478, 8.50%, 09/01/26	3,648	3,799
Pool E09010, 2.50%, 09/01/27	217,178	198,045
Pool G18497, 3.00%, 01/01/29	31,401	29,344
Pool C01272, 6.00%, 12/01/31	7,930	8,357
Pool A13990, 4.50%, 10/01/33	8,313	7,962
Pool G01625, 5.00%, 11/01/33	23,085	22,794
Pool A18401, 6.00%, 02/01/34	17,626	17,501
Pool QN1900, 3.00%, 04/01/35	815,321	759,075
Pool G08097, 6.50%, 11/01/35	14,001	15,398
Pool G02296, 5.00%, 06/01/36	56,751	56,213
Pool G02390, 6.00%, 09/01/36	5,404	5,658
Pool G05317, 5.00%, 04/01/37	233,108	230,466
Pool G08193, 6.00%, 04/01/37	10,638	11,392
Pool G03703, 5.50%, 12/01/37	6,203	6,185
Pool G04776, 5.50%, 07/01/38	20,272	20,396
Pool G05500, 5.00%, 05/01/39	214,237	214,513
Pool A93415, 4.00%, 08/01/40	257,939	242,651
Pool A93505, 4.50%, 08/01/40	346,360	336,922
Pool A93996, 4.50%, 09/01/40	254,957	248,022
Pool G06222, 4.00%, 01/01/41	413,397	388,792
Pool A97047, 4.50%, 02/01/41	259,722	251,995
Pool G06956, 4.50%, 08/01/41	260,523	252,762
Pool C03750, 3.50%, 02/01/42	110,901	100,648
Pool C03849, 3.50%, 04/01/42	60,364	53,495
Pool Q08305, 3.50%, 05/01/42	454,945	412,833
Pool C04305, 3.00%, 11/01/42	1,238,254	1,091,468
Pool C09020, 3.50%, 11/01/42	886,189	804,272
Pool G07266, 4.00%, 12/01/42	753,218	695,531
Pool C04444, 3.00%, 01/01/43	39,463	34,402
Pool C09029, 3.00%, 03/01/43	164,710	142,569
Pool G08534, 3.00%, 06/01/43	203,544	176,192
Pool Q19476, 3.50%, 06/01/43	338,369	303,495
Pool C09044, 3.50%, 07/01/43	390,594	350,402
Pool G07889, 3.50%, 08/01/43	357,823	330,111
Pool G07624, 4.00%, 12/01/43	346,905	332,609
Pool G60038, 3.50%, 01/01/44	1,906,797	1,731,989
Pool G07680, 4.00%, 04/01/44	628,941	577,384
Pool G07943, 4.50%, 08/01/44	35,742	34,240
Pool G08607, 4.50%, 09/01/44	232,824	222,945
Pool Q33547, 3.50%, 05/01/45	300,487	266,198
Pool Q36970, 4.00%, 10/01/45	142,690	133,552
Pool G60384, 4.50%, 12/01/45	22,755	21,905
Pool Q39644, 3.50%, 03/01/46	906,323	815,494
Pool Q39438, 4.00%, 03/01/46	909,464	849,199

Description	Par Value	Value

Pool G08705, 3.00%, 05/01/46	$82,749	$72,541
Pool G08708, 4.50%, 05/01/46	153,563	146,211
Pool ZS4671, 3.00%, 08/01/46	535,626	469,059
Pool Q44452, 3.00%, 11/01/46	773,957	678,411
Pool ZS4693, 3.00%, 12/01/46	1,476,638	1,293,073
Pool SD8037, 2.50%, 01/01/50	2,925,636	2,420,081
Pool RA2341, 2.50%, 04/01/50	2,555,959	2,101,209
Pool SD8104, 1.50%, 11/01/50	2,533,672	1,879,565
Pool RA4349, 2.50%, 01/01/51	1,289,843	1,062,991
Pool SD8141, 2.50%, 04/01/51	1,187,986	975,825
Pool SD8190, 3.00%, 01/01/52	2,325,955	1,976,998
Pool QE2363, 3.50%, 05/01/52	3,965,901	3,491,460

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$29,376,599

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 17.1%
Pool 975207, 5.00%, 03/01/23	685	671
Pool AE2520, 3.00%, 01/01/26	152,615	141,243
Pool 329794, 7.00%, 02/01/26	1,843	1,771
Pool 256639, 5.00%, 02/01/27	11,207	11,149
Pool 256752, 6.00%, 06/01/27	13,522	13,744
Pool 257007, 6.00%, 12/01/27	12,512	12,718
Pool 402255, 6.50%, 12/01/27	396	404
Pool AB8997, 2.50%, 04/01/28	60,760	56,062
Pool AS4480, 2.50%, 02/01/30	323,042	296,061
Pool AS7462, 2.50%, 06/01/31	152,358	140,807
Pool 254007, 6.50%, 10/01/31	4,460	4,532
Pool 254240, 7.00%, 03/01/32	12,962	13,091
Pool 638023, 6.50%, 04/01/32	35,999	38,076
Pool 642345, 6.50%, 05/01/32	20,704	21,900
Pool 651292, 6.50%, 07/01/32	46,506	49,195
Pool 686398, 6.00%, 03/01/33	83,998	89,280
Pool BP6496, 2.00%, 07/01/35	863,052	755,994
Pool MA4095, 2.00%, 08/01/35	1,070,670	937,830
Pool 745412, 5.50%, 12/01/35	16,719	17,144
Pool 888789, 5.00%, 07/01/36	87,657	90,631
Pool 256515, 6.50%, 12/01/36	6,321	6,917
Pool AE0217, 4.50%, 08/01/40	41,634	39,724
Pool AB1796, 3.50%, 11/01/40	254,419	228,959
Pool AH5583, 4.50%, 02/01/41	112,109	108,661
Pool 890551, 4.50%, 08/01/41	26,964	26,113
Pool AL0658, 4.50%, 08/01/41	156,694	151,844
Pool AL1319, 4.50%, 10/01/41	187,257	178,073
Pool AL6302, 4.50%, 10/01/41	270,032	261,725
Pool AX5302, 4.00%, 01/01/42	474,466	445,824
Pool AK4523, 4.00%, 03/01/42	525,799	494,130
Pool AL2034, 4.50%, 04/01/42	74,054	70,411
Pool AB7936, 3.00%, 02/01/43	744,822	655,026
Pool AL3761, 4.50%, 02/01/43	76,377	72,625
Pool MA1458, 3.00%, 06/01/43	164,072	141,877
Pool AT7899, 3.50%, 07/01/43	1,122,453	991,112
Pool AS0302, 3.00%, 08/01/43	1,750,518	1,513,593
Pool AU4279, 3.00%, 09/01/43	358,646	310,130
Pool AL5537, 4.50%, 04/01/44	126,053	122,381
Pool AS3155, 4.00%, 08/01/44	17,301	16,186
Pool AX0833, 3.50%, 09/01/44	313,530	278,108
Pool AL6325, 3.00%, 10/01/44	1,126,891	975,826
Pool AS5136, 4.00%, 06/01/45	109,258	100,207

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool AZ7362, 4.00%, 11/01/45	$302,145	$282,522
Pool AZ9565, 3.50%, 12/01/45	431,529	392,309
Pool BC0326, 3.50%, 12/01/45	359,296	326,659
Pool BC0245, 3.00%, 02/01/46	229,026	198,514
Pool BC0830, 3.00%, 04/01/46	339,177	293,988
Pool AS7568, 4.50%, 07/01/46	49,076	47,036
Pool BC4764, 3.00%, 10/01/46	457,071	396,178
Pool MA2771, 3.00%, 10/01/46	136,466	118,293
Pool AS8276, 3.00%, 11/01/46	462,648	401,027
Pool BC9003, 3.00%, 11/01/46	478,153	414,453
Pool BE1899, 3.00%, 11/01/46	1,894,355	1,641,584
Pool BE3767, 3.50%, 07/01/47	427,850	383,297
Pool BH2618, 3.50%, 08/01/47	119,996	107,496
Pool MA3088, 4.00%, 08/01/47	371,485	344,914
Pool BH4010, 4.50%, 09/01/47	397,786	375,598
Pool BH9215, 3.50%, 01/01/48	598,176	535,859
Pool BJ0650, 3.50%, 03/01/48	2,483,069	2,221,004
Pool BJ0639, 4.00%, 03/01/48	144,112	133,729
Pool BJ9169, 4.00%, 05/01/48	682,214	632,965
Pool BK4764, 4.00%, 08/01/48	633,461	587,785
Pool BN1628, 4.50%, 11/01/48	321,737	309,348
Pool BM5334, 3.50%, 01/01/49	581,553	523,660
Pool MA3871, 3.00%, 12/01/49	1,514,097	1,300,313
Pool CA5306, 3.00%, 03/01/50	1,294,120	1,108,996
Pool CA5353, 3.50%, 03/01/50	1,138,559	1,009,087
Pool MA4100, 2.00%, 08/01/50	1,372,642	1,086,498
Pool FM3989, 2.50%, 08/01/50	903,541	745,110
Pool CA6983, 2.00%, 09/01/50	2,462,790	1,960,543
Pool CA7106, 2.00%, 09/01/50	1,541,216	1,226,930
Pool MA4119, 2.00%, 09/01/50	1,029,244	814,668
Pool BQ2999, 2.50%, 10/01/50	2,114,101	1,739,248
Pool CA7383, 3.00%, 10/01/50	1,522,943	1,314,896
Pool CA7734, 2.50%, 11/01/50	1,492,194	1,226,382
Pool FM5297, 3.00%, 11/01/50	1,900,486	1,628,109
Pool MA4208, 2.00%, 12/01/50	1,061,852	840,425
Pool CA8021, 2.50%, 12/01/50	4,199,573	3,458,274
Pool FM5166, 3.00%, 12/01/50	983,009	841,594
Pool BQ4495, 2.00%, 02/01/51	5,746,497	4,538,019
Pool CA8929, 2.00%, 02/01/51	2,764,112	2,186,392
Pool FM6426, 2.00%, 03/01/51	2,469,534	1,971,756
Pool BR7857, 2.50%, 05/01/51	3,754,810	3,083,568
Pool FM7188, 2.50%, 05/01/51	2,760,424	2,289,949
Pool CB0727, 2.50%, 06/01/51	6,606,079	5,433,323
Pool FM8440, 2.50%, 08/01/51	1,491,958	1,226,960
Pool FM9949, 2.00%, 12/01/51	984,590	776,386
Pool FM9871, 2.50%, 12/01/51	6,564,217	5,396,156
Pool BU1416, 3.00%, 01/01/52	2,401,595	2,066,842
Pool FS0982, 3.00%, 03/01/52	1,945,759	1,657,605
Pool FS1571, 2.00%, 04/01/52	3,978,480	3,133,027
Pool CB3334, 3.50%, 04/01/52	6,033,758	5,378,514
Pool BV7245, 4.00%, 05/01/52	6,888,124	6,274,844
Pool MA4644, 4.00%, 05/01/52	1,398,921	1,283,288

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$87,547,675

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354677, 7.50%, 10/15/23	649	648
Pool 354713, 7.50%, 12/15/23	535	535

Description	Par Value	Value

Pool 354765, 7.00%, 02/15/24	$2,886	$2,823
Pool 354827, 7.00%, 05/15/24	1,196	1,193
Pool 385623, 7.00%, 05/15/24	3,428	3,417
Pool 2077, 7.00%, 09/20/25	1,447	1,382
Pool 780825, 6.50%, 07/15/28	19,730	20,125
Pool 2616, 7.00%, 07/20/28	11,687	12,101
Pool 2701, 6.50%, 01/20/29	24,704	25,536
Pool 426727, 7.00%, 02/15/29	3,039	3,045
Pool 503405, 6.50%, 04/15/29	7,907	7,926
Pool 781231, 7.00%, 12/15/30	11,987	12,376

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$91,107

TOTAL MORTGAGE-BACKED SECURITIES (COST $140,238,590)		$117,015,381

MUNICIPAL BOND – 0.4%

GENERAL – 0.4%
New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds, (Series B), 4.13%, 06/15/42	2,500,000	1,906,407

TOTAL MUNICIPAL BOND (COST $2,500,000)		$1,906,407

U.S. TREASURY OBLIGATIONS – 24.1%

U.S. TREASURY BONDS – 6.9%
6.38%, 08/15/27	450,000	488,331
5.25%, 02/15/29	500,000	524,949
6.25%, 05/15/30	500,000	565,520
5.38%, 02/15/31	600,000	650,977
2.00%, 11/15/41	985,000	672,207
2.38%, 02/15/42	2,000,000	1,462,166
3.00%, 05/15/42	500,000	405,419
3.63%, 08/15/43	881,000	781,609
3.75%, 11/15/43	365,000	329,703
3.63%, 02/15/44	2,106,000	1,860,202
3.13%, 08/15/44	6,637,000	5,375,743
3.00%, 11/15/44	2,000,000	1,582,104
2.50%, 02/15/45	2,135,000	1,537,350
3.00%, 05/15/45	2,000,000	1,578,062
2.88%, 08/15/45	300,000	231,176
3.00%, 11/15/45	765,000	602,780
2.50%, 02/15/46	280,000	200,269
3.00%, 02/15/47	1,098,000	863,827
3.00%, 05/15/47	1,695,000	1,333,779
2.75%, 11/15/47	2,235,000	1,677,018
1.25%, 05/15/50	3,300,000	1,700,398
1.38%, 08/15/50	3,000,000	1,598,814
1.63%, 11/15/50	2,500,000	1,430,832
2.00%, 08/15/51	13,255,000	8,355,085

TOTAL U.S. TREASURY BONDS		$35,808,320

U.S. TREASURY NOTES – 17.2%
1.75%, 05/15/23	1,100,000	1,083,499
2.75%, 05/31/23#	200,000	198,002
0.25%, 06/15/23	250,000	243,443
2.50%, 08/15/23#	450,000	442,508
1.63%, 10/31/23	290,000	281,477
2.00%, 04/30/24	7,195,000	6,918,821

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

1.75%, 07/31/24	$1,900,000	$1,809,615
2.38%, 08/15/24	6,100,000	5,867,046
2.00%, 02/15/25	4,655,000	4,403,944
0.38%, 04/30/25	250,000	226,441
2.13%, 05/15/25	2,800,000	2,642,026
2.00%, 08/15/25	945,000	884,608
2.25%, 11/15/25	730,000	684,865
1.63%, 02/15/26	8,000,000	7,319,225
1.63%, 05/15/26	5,470,000	4,978,960
2.00%, 11/15/26	4,180,000	3,816,138
2.25%, 02/15/27	30,000	27,567
1.13%, 02/28/27#	250,000	218,903
0.50%, 06/30/27	450,000	378,772
3.13%, 08/31/27	15,000,000	14,278,304
2.25%, 11/15/27	300,000	272,674
2.75%, 02/15/28	6,750,000	6,265,008
1.25%, 06/30/28	500,000	425,014
3.13%, 11/15/28	350,000	328,903
2.38%, 05/15/29	2,900,000	2,596,531
1.63%, 08/15/29	5,000,000	4,262,724
1.50%, 02/15/30	5,000,000	4,189,342
0.63%, 05/15/30	550,000	427,397
1.38%, 11/15/31	1,880,000	1,500,724
1.88%, 02/15/32	6,000,000	4,991,142
2.75%, 08/15/32#	7,000,000	6,266,052

TOTAL U.S. TREASURY NOTES		$88,229,675

TOTAL U.S. TREASURY OBLIGATIONS (COST $144,131,986)		$124,037,995

	Number of Shares

MONEY MARKET FUND – 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%^	14,992,810	14,992,810

TOTAL MONEY MARKET FUND (COST $14,992,810)		$14,992,810

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 5.1%

MONEY MARKET FUNDS – 1.4%
Blackrock Liquidity Fed Fund, Institutional Shares, 2.87%^	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.07%^	1,730,000	1,730,000
Invesco Government & Agency Portfolio, Institutional Class, 3.07%^	1,800,000	1,800,000

Description	Number of Shares	Value

JPMorgan U.S. Government Money Market Fund, Capital Class, 2.80%^	810,000	$810,000
Morgan Stanley Liquidity Fund, Government Portfolio, Institutional Class, 2.88%^	1,470,000	1,470,000

TOTAL MONEY MARKET FUNDS (COST $7,310,000)		$7,310,000

	Par Value

REPURCHASE AGREEMENTS – 3.7%
Bank of America Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $4,974,487, collateralized by U.S. Government Agency Securities, 0.01% to 5.50%, maturing 2/25/2032 to 1/01/61; total market value of $5,073,547.	$4,974,066	4,974,066
Daiwa Capital Markets America, 3.05%, dated 10/31/22, due 11/01/22, repurchase price $3,908,239, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.63%, maturing 11/1/2022 to 11/01/52; total market value of $3,986,066.	3,907,908	3,907,908
National Bank Financial, 3.09%, dated 10/31/22, due 11/01/22, repurchase price $4,974,493, collateralized by U.S. Treasury Securities, 0.00% to 4.08%, maturing 11/01/22 to 9/09/49; total market value of $5,073,547.	4,974,066	4,974,066
RBC Dominion Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $4,974,487, collateralized by U.S. Government Agency & Treasury Securities, 0.50% to 5.00%, maturing 2/28/26 to 10/20/52; total market value of $5,073,547.	4,974,066	4,974,066

TOTAL REPURCHASE AGREEMENTS (COST $18,830,106)		$18,830,106

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $26,140,106)		$26,140,106

TOTAL INVESTMENTS – 104.5% (COST $613,675,357)		$536,604,873
COLLATERAL FOR SECURITIES ON LOAN – (5.1%)		(26,140,106)
OTHER ASSETS LESS LIABILITIES – 0.6%		2,893,952

TOTAL NET ASSETS – 100.0%		$513,358,719

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Adjustable Rate Mortgage	$—	$5,826	$—	$5,826
Collateralized Mortgage Obligations	—	53,401	—	53,401
Corporate Bonds	—	236,121,952	—	236,121,952

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

Wilmington Broad Market Bond Fund (concluded)

	Level 1	Level 2	Level 3	Total
Government Agencies	$—	$16,330,995	$—	$16,330,995
Mortgage-Backed Securities	—	117,015,381	—	117,015,381
Municipal Bond	—	1,906,407	—	1,906,407
U.S. Treasury Obligations	—	124,037,995	—	124,037,995
Money Market Funds	22,302,810	—	—	22,302,810
Repurchase Agreements	—	18,830,106	—	18,830,106

Total	$22,302,810	$514,302,063	$—	$536,604,873

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2022, these liquid restricted securities amounted to $11,645,376, representing 2.27% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

SOFR	Secured Overnight Financing Rate

USD	United States Dollar

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Municipal Bond Fund

At October 31, 2022, the Fund’s portfolio composition was as follows (unaudited):

Percentage of
Total Net Assets
General	18.4%
General Obligations	14.5%
Medical	11.9%
Higher Education	8.9%
Transportation	7.1%
Airport	6.9%
Water	5.0%
Power	4.3%
Housing	3.1%
Development	3.0%
Education	2.9%
School District	2.7%
Utilities	2.6%
Tobacco Settlement	1.7%
Student Loan	1.1%
Exchange-Traded Funds	0.9%
Cash Equivalents(1)	4.4%
Other Assets and Liabilities - Net(2)	0.6%

TOTAL	100.0%

Percentage of
Credit Quality Diversification(3)	Total Net Assets
AAA / Aaa	10.0%
AA / Aa	28.8%
A / A	36.9%
BBB / Baa	14.2%
Not Rated	9.5%
Other Assets and Liabilities - Net(2)	0.6%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2022 (unaudited)

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 0.9%
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	57,750	$2,707,320

TOTAL EXCHANGE–TRADED FUNDS (Cost $2,992,729)		$2,707,320

	Par Value

MUNICIPAL BONDS – 94.1%

ALABAMA – 0.3%

HIGHER EDUCATION – 0.3%
University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	1,035,112

TOTAL ALABAMA		$1,035,112

Description	Par Value	Value

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%
University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	$1,810,000	$1,862,112

TOTAL ALASKA		$1,862,112

ARIZONA – 3.3%

DEVELOPMENT – 0.0%**
Industrial Development Authority of the City of Phoenix, AZ, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	120,000	123,288

EDUCATION – 1.5%
Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A) 5.00%, 11/01/26	1,000,000	1,043,363

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	12

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 11/01/30	$1,000,000	$1,043,149
5.00%, 11/01/32	865,000	892,229
La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,500,000	1,514,857

TOTAL EDUCATION		$4,493,598

MEDICAL – 0.7%
Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)
5.00%, 09/01/34	1,000,000	1,015,202
5.00%, 09/01/35	725,000	734,930
5.00%, 09/01/36	500,000	503,177

TOTAL MEDICAL		$2,253,309

UTILITIES – 1.1%
Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	3,000,000	3,250,480

TOTAL ARIZONA		$10,120,675

CALIFORNIA – 1.5%

AIRPORT – 0.8%
City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, (Series B), 5.00%, 05/15/32	800,000	821,705
City of Los Angeles Department of Airports, CA, Revenue Bonds
4.00%, 05/15/35	600,000	554,683
4.00%, 05/15/36	800,000	734,028
4.00%, 05/15/37	500,000	454,257

TOTAL AIRPORT		$2,564,673

EDUCATION – 0.0%**
Sulphur Springs Union School District, CA, Refunding Bonds, Certificates of Participation, Prerefunded/ETM, (AGM), 6.50%, 12/01/37	5,000	5,130

GENERAL – 0.3%
Salinas Public Facilities, Inc., CA, Revenue Bonds, (City of Salinas Public Safety Building Project), 4.00%, 12/01/29	1,000,000	1,008,923

GENERAL OBLIGATIONS – 0.4%
State of California, CA, GO Unlimited, Current Refunding, (AGM), 5.25%, 08/01/32	1,000,000	1,127,126

TOTAL CALIFORNIA		$4,705,852

COLORADO – 4.3%

AIRPORT – 0.8%
City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,551,633

HIGHER EDUCATION – 0.7%
Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,149,139

Description	Par Value	Value

MEDICAL – 1.7%
Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	$3,000,000	$3,189,659
Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	2,000,000	2,043,282

TOTAL MEDICAL		$5,232,941

TRANSPORTATION – 0.5%
E-470 Public Highway Authority, CO, Current Refunding Revenue Bonds, (Series A), 5.00%, 09/01/34	1,300,000	1,375,325

WATER – 0.6%
City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	1,764,303

TOTAL COLORADO		$13,073,341

CONNECTICUT – 2.4%

GENERAL OBLIGATIONS – 0.8%
State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,436,281

HIGHER EDUCATION – 0.8%
Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,447,683
University of Connecticut, CT, Revenue Bonds, (Series A), 5.00%, 01/15/33	1,000,000	1,044,116

TOTAL HIGHER EDUCATION		$2,491,799

MEDICAL – 0.6%
Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)
4.00%, 07/01/28	685,000	658,499
4.00%, 07/01/29	500,000	476,659
4.00%, 07/01/30	600,000	565,267

TOTAL MEDICAL		$1,700,425

TRANSPORTATION – 0.2%
Connecticut State Special Tax Revenue, CT, Highways Improvement Revenue Bonds, (Series A), 5.00%, 05/01/25	625,000	649,897

TOTAL CONNECTICUT		$7,278,402

DISTRICT OF COLUMBIA – 1.9%

GENERAL – 0.7%
Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)
5.00%, 10/01/30	610,000	665,033
5.00%, 10/01/31	875,000	947,692
5.00%, 10/01/32	500,000	539,511

TOTAL GENERAL		$2,152,236

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

GENERAL OBLIGATIONS – 0.7%
District of Columbia, DC, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/01/31	$2,080,000	$2,213,536

TRANSPORTATION – 0.5%
Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,595,030

TOTAL DISTRICT OF COLUMBIA		$5,960,802

FLORIDA – 4.3%

AIRPORT – 0.3%
Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,033,357

GENERAL OBLIGATIONS – 0.7%
State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	1,978,462

HIGHER EDUCATION – 1.6%
Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)
5.00%, 04/01/28	750,000	782,260
5.00%, 04/01/30	750,000	779,747
5.00%, 04/01/31	750,000	777,685
5.00%, 04/01/33	750,000	773,040
Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,617,042

TOTAL HIGHER EDUCATION		$4,729,774

HOUSING – 0.3%
Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A)
5.00%, 02/01/25	500,000	512,232
5.00%, 02/01/26	500,000	516,333

TOTAL HOUSING		$1,028,565

WATER – 1.4%
Miami-Dade County, FL, Current Refunding Revenue Bonds, 5.00%, 04/01/27	1,455,000	1,546,747
Miami-Dade County, FL, Water & Sewer System, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	2,746,396

TOTAL WATER		$4,293,143

TOTAL FLORIDA		$13,063,301

GEORGIA – 1.4%

GENERAL – 1.0%
Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A), 4.00%, 07/01/52	3,000,000	2,899,450

Description	Par Value	Value

HOUSING – 0.4%
Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), Unrefunded, 5.00%, 07/01/31	$1,260,000	$1,330,219

TOTAL GEORGIA		$4,229,669

ILLINOIS – 12.1%

AIRPORT – 0.7%
Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/29	2,250,000	2,258,690

GENERAL – 3.8%
Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	6,295,000	6,772,877
Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,631,721
Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/26	2,000,000	2,064,455
Sales Tax Securitization Corp., IL, Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/28	1,000,000	1,038,609

TOTAL GENERAL		$11,507,662

GENERAL OBLIGATIONS – 7.1%
Chicago Park District, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series D)
5.00%, 01/01/26	1,250,000	1,260,954
5.00%, 01/01/27	3,455,000	3,484,600
Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A)
5.00%, 01/01/25	3,000,000	3,011,221
5.00%, 01/01/32	3,000,000	2,899,482
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Water Utility & Sewer Improvements), AD Valorem Property Tax, (Series C-Green Bond), 5.00%, 12/01/28	5,040,000	5,194,623
State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)
5.00%, 10/01/29	2,000,000	2,002,042
5.00%, 10/01/33	1,000,000	985,576
State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/28	3,000,000	3,005,249

TOTAL GENERAL OBLIGATIONS		$21,843,747

TRANSPORTATION – 0.5%
Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,539,884

TOTAL ILLINOIS		$37,149,983

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

INDIANA – 2.3%

DEVELOPMENT – 2.1%
Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44	$6,500,000	$6,602,103

HOUSING – 0.2%
Indiana Housing & Community Development Authority, IN, Current Refunding Revenue Bonds, (Series C-2), 4.00%, 01/01/37	500,000	497,611

TOTAL INDIANA		$7,099,714

KENTUCKY – 2.5%

GENERAL – 2.2%
Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A), 4.00%, 08/01/52	3,000,000	2,748,514
Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	2,000,000	1,891,239
Kentucky State Property & Building Commission, KY, Revenue Bonds, Public Improvements, (Project No. 119), 5.00%, 05/01/25	2,000,000	2,065,604

TOTAL GENERAL		$6,705,357

HIGHER EDUCATION – 0.3%
Murray State University, KY, Refunding Revenue Bonds, (Series C), (ST INTERCEPT), 4.00%, 09/01/23	880,000	880,511

TOTAL KENTUCKY		$7,585,868

MARYLAND – 2.1%

AIRPORT – 0.8%
Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)
5.00%, 08/01/28	730,000	753,040
5.00%, 08/01/29	500,000	515,840
5.00%, 08/01/30	515,000	529,684
5.00%, 08/01/31	650,000	668,350

TOTAL AIRPORT		$2,466,914

GENERAL OBLIGATIONS – 1.1%
State of Maryland, MD, GO Unlimited, School Improvements, AD Valorem Property Tax, (Series A), 5.00%, 06/01/33	3,000,000	3,353,770

TRANSPORTATION – 0.2%
Maryland State Department of Transportation, MD, Highways Improvement Revenue Bonds, 4.00%, 05/01/30	500,000	511,979

TOTAL MARYLAND		$6,332,663

MASSACHUSETTS – 2.6%

HIGHER EDUCATION – 0.7%
Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Simmons University), (Series L)

Description	Par Value	Value

5.00%, 10/01/30	$1,180,000	$1,212,428
5.00%, 10/01/31	1,000,000	1,021,228

TOTAL HIGHER EDUCATION		$2,233,656

MEDICAL – 1.2%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,027,415
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Partners Healthcare System), 5.00%, 07/01/33	2,455,000	2,571,481

TOTAL MEDICAL		$3,598,896

STUDENT LOAN – 0.7%
Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 07/01/25	2,200,000	2,247,853

TOTAL MASSACHUSETTS		$8,080,405

MICHIGAN – 4.6%

GENERAL – 1.8%
Michigan Finance Authority, MI, Revenue Bonds, (Series H-1), 5.00%, 10/01/25	5,215,000	5,356,244

MEDICAL – 1.2%
Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Unrefunded - Bronson Health), Prerefunded/ETM, 5.00%, 05/15/30	2,045,000	2,088,189
Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Beaumont Health Credit Group), (Series A), 5.00%, 08/01/31	1,655,000	1,701,596

TOTAL MEDICAL		$3,789,785

SCHOOL DISTRICT – 1.1%
Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax
4.00%, 05/01/33	1,330,000	1,336,981
4.00%, 05/01/34	1,000,000	1,000,345
Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	957,262

TOTAL SCHOOL DISTRICT		$3,294,588

WATER – 0.5%
Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC) AGC , 5.50%, 07/01/29	150,000	161,111
Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	1,450,000	1,472,392

TOTAL WATER		$1,633,503

TOTAL MICHIGAN		$14,074,120

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MINNESOTA – 0.7%

HOUSING – 0.7%
Coon Rapids, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 08/01/35	$2,622,957	$2,181,900

TOTAL MINNESOTA		$2,181,900

NEBRASKA – 0.6%

HOUSING – 0.6%
Nebraska Investment Finance Authority, NE, Revenue Bonds, (Series E), 3.75%, 09/01/49	1,920,000	1,875,763

TOTAL NEBRASKA		$1,875,763

NEW JERSEY – 5.4%

EDUCATION – 0.4%
New Jersey Economic Development Authority, NJ, Revenue Bonds, School Improvements, (Series DDD), 5.00%, 06/15/33	1,100,000	1,115,300

GENERAL – 3.3%
Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	950,000	1,014,054
New Jersey Economic Development Authority, NJ, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	1,305,000	1,321,449
New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 06/15/24	225,000	229,444
New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 09/01/24	1,685,000	1,722,480
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System)
5.00%, 12/15/28	2,135,000	2,224,028
5.00%, 12/15/34	3,000,000	3,023,910
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	511,216

TOTAL GENERAL		$10,046,581

HIGHER EDUCATION – 1.3%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Rowan University Project), (Series B), 5.00%, 07/01/27	2,000,000	2,063,168
New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Montclair State University), (Series B), 5.00%, 07/01/30	1,000,000	1,031,159
New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,014,575

TOTAL HIGHER EDUCATION		$4,108,902

Description	Par Value	Value

HOUSING – 0.1%
New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	$400,000	$362,975

SCHOOL DISTRICT – 0.3%
Newark Board of Education, NJ, GO Unlimited, AD Valorem Property Tax, (Sustainability Bonds), (BAM)
5.00%, 07/15/28	250,000	267,077
5.00%, 07/15/29	250,000	269,442
5.00%, 07/15/30	250,000	271,317

TOTAL SCHOOL DISTRICT		$807,836

TOTAL NEW JERSEY		$16,441,594

NEW YORK – 6.7%

GENERAL – 2.5%
New York City Transitional Finance Authority Building Aid Revenue, NY, Advance Refunding Revenue Bonds, Ad Valorem Property Tax (Series S), (State Aid Withholding), 5.00%, 07/15/33	3,000,000	3,175,228
New York State Thruway Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 03/15/33	4,000,000	4,425,426

TOTAL GENERAL		$7,600,654

GENERAL OBLIGATIONS – 0.5%
New York City, NY, GO Unlimited, (Series A), 4.00%, 08/01/37	1,500,000	1,388,621

HIGHER EDUCATION – 0.7%
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Series C), (NATL), 5.25%, 07/01/30	1,040,000	1,104,128
Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,039,461

TOTAL HIGHER EDUCATION		$2,143,589

HOUSING – 0.6%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	1,758,207

MEDICAL – 0.0%**
New York State Dormitory Authority, NY, Revenue Bonds, (Memorial Sloan-Kettering Cancer Center), (NATL), 5.50%, 07/01/23	15,000	15,222

TRANSPORTATION – 2.4%
New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K), 5.00%, 01/01/30	3,000,000	3,087,866
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)
4.00%, 03/15/30	1,000,000	992,322
5.00%, 09/15/31	2,500,000	2,543,119

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Port Authority of New York & New Jersey, NY, Revenue Bonds, (85th Series), 5.38%, 03/01/28	$830,000	$875,678

TOTAL TRANSPORTATION		$7,498,985

TOTAL NEW YORK		$20,405,278

NORTH CAROLINA – 1.9%

POWER – 1.5%
North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,514,793

TRANSPORTATION – 0.4%
North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	1,250,000	1,316,184

TOTAL NORTH CAROLINA		$5,830,977

OHIO – 3.3%

HIGHER EDUCATION – 0.3%
Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,039,752

MEDICAL – 1.4%
Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,121,269
Montgomery County, OH, Hospital Improvement Revenue Bonds, (Unrefunded - Catholic Health Initiatives), Prerefunded/ETM, 5.25%, 05/01/29	10,000	10,141
State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,197,634

TOTAL MEDICAL		$4,329,044

POWER – 1.1%
American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	3,000,000	3,211,768

TRANSPORTATION – 0.5%
Ohio Turnpike & Infrastructure Commission, OH, Refunding Revenue Bonds, (Series A), (NATL), 5.50%, 02/15/24	1,355,000	1,378,553

TOTAL OHIO		$9,959,117

OREGON – 0.4%

GENERAL OBLIGATIONS – 0.4%
Lane Community College, OR, GO Unlimited, AD Valorem Property Tax, (Series A), (SCH BD GTY), 5.00%, 06/15/30	1,000,000	1,101,463

TOTAL OREGON		$1,101,463

PENNSYLVANIA – 7.8%

AIRPORT – 1.0%
Allegheny County Airport Authority, PA, Revenue Bonds, (Series A), 5.00%, 01/01/28	1,500,000	1,536,196

Description	Par Value	Value

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	$1,500,000	$1,520,169

TOTAL AIRPORT		$3,056,365

DEVELOPMENT – 0.9%
Pennsylvania Economic Development Financing Authority, PA, Resource Recovery Improvement Revenue Bonds, (Waste Management Inc., Project), (Series A), 1.75%, 08/01/38	3,000,000	2,858,911

HIGHER EDUCATION – 1.6%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,038,961
Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program) , 5.00%, 05/01/35	1,130,000	1,075,697
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)
5.00%, 11/01/25	700,000	709,856
5.00%, 11/01/26	350,000	355,443
5.00%, 11/01/27	600,000	609,618
5.00%, 11/01/28	1,100,000	1,116,693

TOTAL HIGHER EDUCATION		$4,906,268

MEDICAL – 0.8%
Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 07/01/35	2,500,000	2,557,019

TOBACCO SETTLEMENT – 0.3%
Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,027,425

TRANSPORTATION – 0.7%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,100,173

UTILITIES – 0.4%
Philadelphia Gas Works Co., PA, Revenue Bonds, Natural Gas Utility Improvements, (1998 General Ordinance), (15th Series), 5.00%, 08/01/26	1,100,000	1,148,154

WATER – 2.1%
Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	5,968,777
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	371,035

TOTAL WATER		$6,339,812

TOTAL PENNSYLVANIA		$23,994,127

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

RHODE ISLAND – 0.4%

STUDENT LOAN – 0.4%
Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A), 5.00%, 12/01/23	$1,200,000	$1,214,119

TOTAL RHODE ISLAND		$1,214,119

SOUTH CAROLINA – 1.6%

HOUSING – 0.2%
South Carolina State Housing Finance & Development Authority, SC, Revenue Bonds, (Series B-2), 4.00%, 07/01/43	705,000	695,868

TOBACCO SETTLEMENT – 1.4%
Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	3,600,000	4,169,371

TOTAL SOUTH CAROLINA		$4,865,239

TENNESSEE – 0.4%

AIRPORT – 0.4%
Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,120,959

TOTAL TENNESSEE		$1,120,959

TEXAS – 8.2%

AIRPORT – 0.3%
Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	921,252

EDUCATION – 1.0%
Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools)
5.00%, 08/15/27	1,000,000	1,054,992
5.00%, 08/15/29	1,000,000	1,064,377
5.00%, 08/15/31	835,000	863,236

TOTAL EDUCATION		$2,982,605

GENERAL – 0.6%
Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax
4.00%, 08/15/31	1,000,000	955,105
4.00%, 08/15/32	1,000,000	944,634

TOTAL GENERAL		$1,899,739

GENERAL OBLIGATIONS – 2.8%
Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax
4.00%, 04/01/23	100,000	100,203
4.00%, 04/01/24	100,000	100,394
4.00%, 04/01/25	100,000	100,958
4.00%, 04/01/26	100,000	100,694
4.00%, 04/01/27	100,000	100,660
4.00%, 04/01/28	535,000	538,106
4.00%, 04/01/29	100,000	100,266
4.00%, 04/01/30	100,000	99,822
4.00%, 04/01/31	350,000	345,480
4.00%, 04/01/32	100,000	98,135

Description	Par Value	Value

4.00%, 04/01/33	$100,000	$96,146
4.00%, 04/01/34	100,000	94,707
4.00%, 04/01/35	100,000	93,562
4.00%, 04/01/36	380,000	352,624
State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,192,233
State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	3,994,724

TOTAL GENERAL OBLIGATIONS		$8,508,714

MEDICAL – 0.9%
Harris County Health Facilities Development Corp., TX, Refunding Revenue Bonds, School Health Care System (Series B), 6.25%, 07/01/27	1,150,000	1,229,604
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,521,656

TOTAL MEDICAL		$2,751,260

SCHOOL DISTRICT – 0.3%
Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	977,437

TRANSPORTATION – 1.2%
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,515,828
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Series F), 5.00%, 01/01/25	1,000,000	1,015,583
Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	1,225,000	1,238,559

TOTAL TRANSPORTATION		$3,769,970

UTILITIES – 1.1%
Austin, TX, Refunding Revenue Bonds, (BHAC-CR NATL-RE), 5.25%, 05/15/25	3,205,000	3,291,695

TOTAL TEXAS		$25,102,672

UTAH – 4.3%

AIRPORT – 1.8%
Salt Lake City, UT, Revenue Bonds, (Series A)
5.00%, 07/01/32	3,000,000	3,029,476
5.00%, 07/01/33	2,500,000	2,505,517

TOTAL AIRPORT		$5,534,993

MEDICAL – 2.5%
Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM
5.40%, 02/15/28	2,500,000	2,592,272
5.13%, 02/15/33	4,990,000	5,145,868

TOTAL MEDICAL		$7,738,140

TOTAL UTAH		$13,273,133

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WASHINGTON – 5.3%

GENERAL – 2.2%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	$6,815,000	$6,924,417

MEDICAL – 0.6%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,786,300

POWER – 1.1%
Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,298,061

SCHOOL DISTRICT – 1.0%
Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,030,125

WATER – 0.4%
King County, Sewer, WA, Advance Refunding Revenue Bonds, 5.00%, 07/01/32	1,100,000	1,158,701

TOTAL WASHINGTON		$16,197,604

WISCONSIN – 0.9%

MEDICAL – 0.3%

Description	Par Value	Value

Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)

4.00%, 01/01/32	$500,000	$463,552
4.00%, 01/01/33	500,000	456,816

TOTAL MEDICAL		$920,368

POWER – 0.6%
Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,710,419

TOTAL WISCONSIN		$2,630,787

TOTAL MUNICIPAL BONDS (Cost $316,689,310)		$287,846,751

	Number of Shares

MONEY MARKET FUND – 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%^	13,363,765	13,363,765

TOTAL MONEY MARKET FUND (Cost $13,363,765)		$13,363,765

TOTAL INVESTMENTS – 99.4% (Cost $333,045,804)		$303,917,836
OTHER ASSETS LESS LIABILITIES – 0.6%		1,868,866

TOTAL NET ASSETS – 100.0%		$305,786,702

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$2,707,320	$—	$—	$2,707,320
Municipal Bonds	—	287,846,751	—	287,846,751
Money Market Fund	13,363,765	—	—	13,363,765

Total	$16,071,085	$287,846,751	$—	$303,917,836

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

ETF	Exchange-Traded Fund

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

LLC	Limited Liability Corporation

NATL	National Public Finance Guarantee Corporation

RE	Reinsurance

SCH BD GTY	School Bond Guaranty

SPDR	Standard & Poor’s Depositary Receipt

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

20

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington New York Municipal Bond Fund

At October 31, 2022, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Higher Education	18.7%
Housing	14.7%
Dedicated Tax	14.0%
General Obligations	11.3%
Medical	8.9%
Power	5.5%
Education	4.9%
Transportation	4.4%
Water	3.5%
Lease	3.2%
General	3.2%
Development	2.4%
Airport	2.2%
Facilities	0.1%
Cash Equivalents(1)	2.0%
Other Assets and Liabilities - Net(2)	1.0%

TOTAL	100.0%

Credit Quality Diversification(3)	Percentage of Total Net Assets
AAA / Aaa	0.1%
AA / Aa	47.4%
A / A	31.9%
BBB / Baa	17.6%
Not Rated	2.0%
Other Assets and Liabilities - Net(2)	1.0%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2022 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.0%

NEW YORK – 97.0%

AIRPORT – 2.2%
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,053,580

DEDICATED TAX – 14.0%
Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,224,665
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	1,300,000	1,336,853
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,090,080
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	933,745

Description	Par Value	Value

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (Series D), 5.00%, 02/15/27	$945,000	$1,001,500

TOTAL DEDICATED TAX		$6,586,843

DEVELOPMENT – 2.4%
New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,133,421

EDUCATION – 4.9%
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,215,967
New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	5,000	5,424

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

21	PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State Dormitory Authority, NY, Unrefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	$995,000	$1,072,253

TOTAL EDUCATION		$2,293,644

FACILITIES – 0.1%
United Nations Development Corp., NY, Revenue Bonds, Public Improvements, Prerefunded/ETM, 5.90%, 05/01/23	40,000	40,544

GENERAL – 3.2%
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,492,408

GENERAL OBLIGATIONS – 11.3%
Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series B), (BAM-TCRS), 5.00%, 04/01/32	415,000	436,520
Nassau County, NY, GO, General Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 10/01/31	545,000	575,915
Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 04/01/26	1,000,000	1,049,164
New York City, NY, GO Unlimited, Current Refunding, (Series A-1), 5.00%, 08/01/31	1,000,000	1,096,464
Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM)
5.00%, 05/01/26	1,000,000	1,049,603
5.00%, 05/01/30	1,000,000	1,080,980

TOTAL GENERAL OBLIGATIONS		$5,288,646

HIGHER EDUCATION – 18.7%
Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A)
4.00%, 07/01/25	865,000	858,555
4.00%, 07/01/26	800,000	789,398
5.00%, 07/01/29	1,195,000	1,226,963
Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,048,679
Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	757,956
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,099,619
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	2,050,000	2,174,366
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	800,000	833,195

TOTAL HIGHER EDUCATION		$8,788,731

Description	Par Value	Value

HOUSING – 14.7%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Facility Student Housing Corp.), (AGM), (Series A), 5.00%, 10/01/31	$1,000,000	$1,061,336
New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	1,890,000	1,691,425
New York City, NY, Housing Development Corp., Revenue Bonds, (Sustainable Neighborhood Bonds), (Series B-1A)
2.45%, 05/01/31	500,000	424,293
3.10%, 11/01/34	890,000	746,455
New York State Mortgage Agency, NY, Current Refunding Revenue Bonds, (221th Series), 3.50%, 10/01/32	1,480,000	1,422,084
New York State Mortgage Agency, NY, Single Family Revenue Bonds, (223th Series), 3.50%, 04/01/49	770,000	750,854
New York State Mortgage Agency, NY, Single Family Revenue Bonds, (226th Series), 3.50%, 10/01/50	820,000	786,928

TOTAL HOUSING		$6,883,375

LEASE – 3.2%
Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	1,435,000	1,504,251

MEDICAL – 8.9%
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	979,487
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 05/01/24	1,160,000	1,182,386
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (NYU Hospitals Center), 5.00%, 07/01/27	2,000,000	2,032,384

TOTAL MEDICAL		$4,194,257

POWER – 5.5%
Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A)
5.00%, 09/01/33	700,000	744,444
5.00%, 09/01/34	750,000	795,002
Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series B), 5.00%, 09/01/25	1,000,000	1,044,990

TOTAL POWER		$2,584,436

TRANSPORTATION – 4.4%
Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	1,000,000	1,021,366
New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K)
5.00%, 01/01/29	105,000	108,141
5.00%, 01/01/30	700,000	720,502

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	22

Wilmington New York Municipal Bond Fund (concluded)

Description	Par Value	Value

Triborough Bridge & Tunnel Authority, NY, Current Refunding Revenue Bonds, Highway Revenue Tools, (Series B), 5.00%, 11/15/29	$200,000	$200,292

TOTAL TRANSPORTATION		$2,050,301

WATER – 3.5%
Buffalo Sewer Authority, NY, Sewer Improvements, Revenue Green Bonds, (BAM)
5.00%, 06/15/30	150,000	162,957
5.00%, 06/15/31	165,000	178,797
5.00%, 06/15/32	150,000	162,128
5.00%, 06/15/33	150,000	161,536
4.00%, 06/15/34	155,000	153,438
New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	833,986

TOTAL WATER		$1,652,842

TOTAL NEW YORK		$45,547,279

TOTAL MUNICIPAL BONDS (Cost $50,165,431)		$45,547,279

Description	Number of Shares	Value

MONEY MARKET FUND – 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%^	924,505	$924,505

TOTAL MONEY MARKET FUND (Cost $924,505)		$924,505

TOTAL INVESTMENTS – 99.0% (Cost $51,089,936)		$46,471,784
OTHER ASSETS LESS LIABILITIES – 1.0%		453,579

TOTAL NET ASSETS – 100.0%		$46,925,363

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$45,547,279	$—	$45,547,279
Money Market Fund	924,505	—	—	924,505

Total	$924,505	$45,547,279	$—	$46,471,784

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

TCRS	Tax Credit Reporting Service

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

23	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2022 (unaudited)	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$613,675,357		$333,045,804		$51,089,936

Investments in securities, at value	$536,604,873	(a)	$303,917,836		$46,471,784
Income receivable	3,285,630		4,213,748		631,226
Foreign tax reclaim receivable	2,485		—		—
Due from advisor	—		—		1,884
Receivable for shares sold	698,264		221,259		1,474
Prepaid assets	32,747		27,548		14,631

TOTAL ASSETS	540,623,999		308,380,391		47,120,999

LIABILITIES:
Collateral for securities on loan	26,140,106		—		—
Due to custodian	—		31,406		—
Income distribution payable	584,196		417,942		20,290
Payable for shares redeemed	234,944		1,934,789		102,237
Payable for Trustees’ fees	4,168		3,792		3,793
Payable for administration fees	13,285		8,073		1,221
Payable for distribution services fees	475		3,488		1,100
Payable for shareholder services fees	190		—		—
Payable for investment advisory fees	132,012		86,909		—
Other accrued expenses	155,904		107,290		66,995

TOTAL LIABILITIES	27,265,280		2,593,689		195,636

NET ASSETS	$513,358,719		$305,786,702		$46,925,363

NET ASSETS CONSIST OF:

Paid-in capital	$593,414,541		$339,224,406		$51,680,760
Distributable earnings (loss)	(80,055,822)		(33,437,704)		(4,755,397)

TOTAL NET ASSETS	$513,358,719		$305,786,702		$46,925,363

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$2,208,691		$16,233,356		$5,088,405

Shares outstanding (unlimited shares authorized)	259,161		1,393,932		544,724

Net Asset Value per share	$8.52		$11.65		$9.34

Offering Price per share*	$8.92	**	$12.20	**	$9.78	**

Class I
Net Assets	$511,150,028		$289,553,346		$41,836,958

Shares outstanding (unlimited shares authorized)	61,005,978		24,853,153		4,475,775

Net Asset Value and Offering Price per share	$8.38		$11.65		$9.35

(a)	Including $25,261,917 of securities on loan (Note 2).
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	24

Six Months Ended October 31, 2022 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$132,394	$135,778	$7,244
Interest	7,288,700	3,740,401	575,024
Securities lending income, net	39,963	—	—

TOTAL INVESTMENT INCOME	7,461,057	3,876,179	582,268

EXPENSES:
Investment advisory fees	1,215,608	720,009	114,007
Administration fees	82,978	49,133	7,783
Portfolio accounting and administration fees	68,807	48,960	16,674
Custodian fees	6,865	2,469	471
Transfer and dividend disbursing agent fees and expenses	13,527	14,083	2,299
Trustees’ fees	34,048	33,571	33,571
Professional fees	54,307	53,897	52,560
Distribution services fee—Class A	3,121	21,839	6,828
Shareholder services fee—Class A	3,121	21,839	6,828
Share registration costs	24,216	18,469	8,282
Printing and postage	7,667	4,122	3,043
Miscellaneous	32,542	25,000	16,125

TOTAL EXPENSES	1,546,807	1,013,391	268,471

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(379,885)	(185,702)	(110,405)
Waiver of shareholder services fee—Class A	(2,055)	(21,839)	(6,828)

TOTAL WAIVERS AND REIMBURSEMENTS	(381,940)	(207,541)	(117,233)

Net expenses	1,164,867	805,850	151,238

Net investment income	6,296,190	3,070,329	431,030

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(670,439)	(2,486,298)	(128,418)
Net change in unrealized appreciation (depreciation) on investments	(41,077,965)	(10,267,993)	(1,716,913)

Net realized and unrealized gain (loss)	(41,748,404)	(12,754,291)	(1,845,331)

Change in net assets resulting from operations	$(35,452,214)	$(9,683,962)	$(1,414,301)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

25	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022

OPERATIONS:
Net investment income	$6,296,190	$10,937,052	$3,070,329	$5,878,184
Net realized gain (loss)	(670,439)	1,094,694	(2,486,298)	(1,044,058)
Net change in unrealized appreciation (depreciation)	(41,077,965)	(61,777,845)	(10,267,993)	(33,214,530)

Change in net assets resulting from operations	(35,452,214)	(49,746,099)	(9,683,962)	(28,380,404)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(26,177)	(48,194)	(146,696)	(372,407)
Class I	(6,556,302)	(12,665,533)	(2,923,653)	(6,463,700)

Total distributions to shareholders	(6,582,479)	(12,713,727)	(3,070,349)	(6,836,107)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	389	43,283	36,997	335,534
Class I	64,900,207	91,298,568	60,040,545	73,900,909
Net assets from reorganization (Note 6)
Class A	—	1,020,482	—	—
Class I	—	25,685,831	—	—
Distributions reinvested
Class A	24,998	43,603	124,263	298,591
Class I	3,223,315	6,280,797	618,289	1,935,631
Cost of shares redeemed
Class A	(317,145)	(339,962)	(1,209,606)	(4,351,607)
Class I	(85,954,618)	(113,846,417)	(62,718,579)	(77,921,229)

Change in net assets resulting from share transactions	(18,122,854)	10,186,185	(3,108,091)	(5,802,171)

Change in net assets	(60,157,547)	(52,273,641)	(15,862,402)	(41,018,682)
NET ASSETS:
Beginning of period	573,516,266	625,789,907	321,649,104	362,667,786

End of period	$513,358,719	$573,516,266	$305,786,702	$321,649,104

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	44	4,460	3,065	25,879
Class I	7,350,867	9,280,136	4,961,214	5,658,585
Shares issued from reorganization (Note 6)
Class A	—	98,320	—	—
Class I	—	2,517,137	—	—
Distributions reinvested
Class A	2,788	4,344	10,340	22,739
Class I	365,901	634,376	51,434	146,902
Shares redeemed
Class A	(35,104)	(33,543)	(99,829)	(336,504)
Class I	(9,586,460)	(11,408,912)	(5,206,767)	(6,019,751)

Net change resulting from share transactions	(1,901,964)	1,096,318	(280,543)	(502,150)

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	26

	Wilmington New York Municipal Bond Fund

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
OPERATIONS:
Net investment income	$431,030	$916,989
Net realized gain (loss)	(128,418)	81,896
Net change in unrealized appreciation (depreciation)	(1,716,913)	(5,530,467)

Change in net assets resulting from operations	(1,414,301)	(4,531,582)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(40,403)	(99,720)
Class I	(390,628)	(1,015,512)

Total distributions to shareholders	(431,031)	(1,115,232)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	5,587	11,200
Class I	947,814	7,521,728
Distributions reinvested
Class A	34,979	78,300
Class I	273,879	736,158
Cost of shares redeemed
Class A	(287,311)	(766,220)
Class I	(5,690,408)	(15,124,450)

Change in net assets resulting from share transactions	(4,715,460)	(7,543,284)

Change in net assets	(6,560,792)	(13,190,098)
NET ASSETS:
Beginning of period	53,486,155	66,676,253

End of period	$46,925,363	$53,486,155

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	580	1,065
Class I	98,391	716,412
Distributions reinvested
Class A	3,630	7,479
Class I	28,402	70,145
Shares redeemed
Class A	(29,619)	(73,456)
Class I	(586,370)	(1,449,178)

Net change resulting from share transactions	(484,986)	(727,533)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

27	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON BROAD MARKET BOND FUND

	Six Months Ended October 31, 2022		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
CLASS A	(Unaudited)

Net Asset Value, Beginning of Period	$9.23		$10.25	$10.39	$9.71	$9.51	$9.78
Income (Loss) From Operations:
Net Investment Income(a)	0.09		0.15	0.15	0.21	0.21	0.18
Net Realized and Unrealized Gain (Loss)	(0.70)		(0.99)	(0.10)	0.69	0.21	(0.26)
Total Income (Loss) From Operations	(0.61)		(0.84)	0.05	0.90	0.42	(0.08)
Less Distributions From:
Net Investment Income	(0.10)		(0.18)	(0.18)	(0.22)	(0.22)	(0.19)
Net Realized Gains	—		—	(0.01)	—	—	—
Total Distributions	(0.10)		(0.18)	(0.19)	(0.22)	(0.22)	(0.19)
Net Asset Value, End of Period	$8.52		$9.23	$10.25	$10.39	$9.71	$9.51

Total Return(b)	(6.70)%		(8.37)%	0.51%	9.35%	4.45%	(0.81)%
Net Assets, End of Period (000’s)	$2,209		$2,691	$2,234	$3,242	$3,501	$4,074
Ratios to Average Net Assets
Gross Expense(c)	1.07	%(d)	1.06%	1.06%	1.07%	1.08%	1.09%
Net Expense(c),(e)	0.77	%(d)	0.77%	0.81%	0.83%	0.83%	0.87%
Net Investment Income	1.99	%(d)	1.45%	1.46%	2.06%	2.18%	1.82%
Portfolio Turnover Rate	13%		26%	34%	46%	36%	34%
	Six Months Ended October 31, 2022		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
CLASS I	(Unaudited)

Net Asset Value, Beginning of Period	$9.08		$10.08	$10.22	$9.55	$9.35	$9.62
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.18	0.18	0.24	0.24	0.21
Net Realized and Unrealized Gain (Loss)	(0.69)		(0.97)	(0.09)	0.68	0.21	(0.26)
Total Income (Loss) From Operations	(0.59)		(0.79)	0.09	0.92	0.45	(0.05)
Less Distributions From:
Net Investment Income	(0.11)		(0.21)	(0.22)	(0.25)	(0.25)	(0.22)
Net Realized Gains	—		—	(0.01)	—	—	—
Total Distributions	(0.11)		(0.21)	(0.23)	(0.25)	(0.25)	(0.22)
Net Asset Value, End of Period	$8.38		$9.08	$10.08	$10.22	$9.55	$9.35

Total Return(b)	(6.56)%		(8.02)%	0.83%	9.74%	4.84%	(0.52)%
Net Assets, End of Period (000’s)	$511,150		$570,825	$623,556	$535,825	$544,092	$506,940
Ratios to Average Net Assets
Gross Expense(c)	0.57	%(d)	0.56%	0.75%	0.82%	0.83%	0.84%
Net Expense(c),(e)	0.43	%(d)	0.43%	0.47%	0.49%	0.49%	0.53%
Net Investment Income	2.33	%(d)	1.79%	1.79%	2.40%	2.52%	2.18%
Portfolio Turnover Rate	13%		26%	34%	46%	36%	34%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	28

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND

	Six Months Ended October 31, 2022		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
CLASS A	(Unaudited)

Net Asset Value, Beginning of Period	$12.12		$13.41	$12.72	$13.22	$12.78	$13.14
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.19	0.20	0.25	0.26	0.22
Net Realized and Unrealized Gain (Loss)	(0.47)		(1.25)	0.70	(0.28)	0.44	(0.26)
Total Income (Loss) From Operations	(0.37)		(1.06)	0.90	(0.03)	0.70	(0.04)
Less Distributions From:
Net Investment Income	(0.10)		(0.19)	(0.21)	(0.25)	(0.26)	(0.22)
Net Realized Gains	—		(0.04)	—	(0.22)	—	(0.10)
Total Distributions	(0.10)		(0.23)	(0.21)	(0.47)	(0.26)	(0.32)
Net Asset Value, End of Period	$11.65		$12.12	$13.41	$12.72	$13.22	$12.78

Total Return(b)	(3.06)%		(8.08)%	7.05%	(0.36)%	5.52%	(0.29)%
Net Assets, End of Period (000’s)	$16,233		$17,942	$23,716	$24,052	$29,050	$29,109
Ratios to Average Net Assets
Gross Expense(c)	1.11	%(d)	1.08%	1.10%	1.09%	1.10%	1.10%
Net Expense(c),(e)	0.74	%(d)	0.74%	0.74%	0.74%	0.74%	0.74%
Net Investment Income	1.68	%(d)	1.42%	1.53%	1.90%	1.99%	1.70%
Portfolio Turnover Rate	11%		23%	24%	81%	83%	79%
	Six Months Ended October 31, 2022		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
CLASS I	(Unaudited)

Net Asset Value, Beginning of Period	$12.13		$13.42	$12.73	$13.23	$12.79	$13.15
Income (Loss) From Operations:
Net Investment Income(a)	0.12		0.22	0.24	0.29	0.29	0.26
Net Realized and Unrealized Gain (Loss)	(0.48)		(1.25)	0.69	(0.28)	0.44	(0.26)
Total Income (Loss) From Operations	(0.36)		(1.03)	0.93	0.01	0.73	0.00 (f)
Less Distributions From:
Net Investment Income	(0.12)		(0.22)	(0.24)	(0.29)	(0.29)	(0.26)
Net Realized Gains	—		(0.04)	—	(0.22)	—	(0.10)
Total Distributions	(0.12)		(0.26)	(0.24)	(0.51)	(0.29)	(0.36)
Net Asset Value, End of Period	$11.65		$12.13	$13.42	$12.73	$13.23	$12.79

Total Return(b)	(3.01)%		(7.83)%	7.32%	(0.10)%	5.78%	(0.03)%
Net Assets, End of Period (000’s)	$289,554		$303,707	$338,952	$316,617	$260,800	$259,934
Ratios to Average Net Assets
Gross Expense(c)	0.61	%(d)	0.59%	0.79%	0.84%	0.85%	0.85%
Net Expense(c),(e)	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Net Investment Income	1.93	%(d)	1.67%	1.78%	2.14%	2.24%	1.95%
Portfolio Turnover Rate	11%		23%	24%	81%	83%	79%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(f)	Represents less than $0.005.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

29	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

	Six Months Ended October 31, 2022		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
CLASS A	(Unaudited)

Net Asset Value, Beginning of Period	$9.71		$10.69	$10.20	$10.43	$10.18	$10.56
Income (Loss) From Operations:
Net Investment Income(a)	0.07		0.13	0.14	0.15	0.15	0.15
Net Realized and Unrealized Gain (Loss)	(0.37)		(0.95)	0.51	(0.16)	0.36	(0.22)
Total Income (Loss) From Operations	(0.30)		(0.82)	0.65	(0.01)	0.51	(0.07)
Less Distributions From:
Net Investment Income	(0.07)		(0.13)	(0.14)	(0.15)	(0.15)	(0.15)
Net Realized Gains	—		(0.03)	(0.02)	(0.07)	(0.11)	(0.16)
Total Distributions	(0.07)		(0.16)	(0.16)	(0.22)	(0.26)	(0.31)
Net Asset Value, End of Period	$9.34		$9.71	$10.69	$10.20	$10.43	$10.18

Total Return(b)	(3.09)%		(7.74)%	6.38%	(0.12)%	5.16%	(0.75)%
Net Assets, End of Period (000’s)	$5,088		$5,536	$6,789	$7,251	$8,630	$14,863
Ratios to Average Net Assets
Gross Expense(c)	1.51	%(d)	1.37%	1.34%	1.34%	1.33%	1.28%
Net Expense(c),(e)	0.82	%(d)	0.82%	0.82%	0.82%	0.83%	0.84%
Net Investment Income	1.48	%(d)	1.24%	1.31%	1.43%	1.50%	1.43%
Portfolio Turnover Rate	0%		7%	14%	60%	45%	64%
	Six Months Ended October 31, 2022		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
CLASS I	(Unaudited)

Net Asset Value, Beginning of Period	$9.72		$10.70	$10.20	$10.43	$10.19	$10.57
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.16	0.16	0.18	0.18	0.18
Net Realized and Unrealized Gain (Loss)	(0.37)		(0.95)	0.53	(0.16)	0.35	(0.22)
Total Income (Loss) From Operations	(0.29)		(0.79)	0.69	0.02	0.53	(0.04)
Less Distributions From:
Net Investment Income	(0.08)		(0.16)	(0.17)	(0.18)	(0.18)	(0.18)
Net Realized Gains	—		(0.03)	(0.02)	(0.07)	(0.11)	(0.16)
Total Distributions	(0.08)		(0.19)	(0.19)	(0.25)	(0.29)	(0.34)
Net Asset Value, End of Period	$9.35		$9.72	$10.70	$10.20	$10.43	$10.19

Total Return(b)	(2.96)%		(7.50)%	6.74%	0.13%	5.32%	(0.50)%
Net Assets, End of Period (000’s)	$41,837		$47,950	$59,887	$54,979	$53,379	$56,626
Ratios to Average Net Assets
Gross Expense(c)	1.01	%(d)	0.87%	1.03%	1.09%	1.09%	1.03%
Net Expense(c),(e)	0.57	%(d)	0.57%	0.57%	0.57%	0.58%	0.59%
Net Investment Income	1.73	%(d)	1.49%	1.55%	1.68%	1.76%	1.68%
Portfolio Turnover Rate	0%		7%	14%	60%	45%	64%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	30

Wilmington Funds

October 31, 2022 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d)   Diversified

(n)   Non-diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Funds utilize a fair value approach. The fair value of the Funds’ portfolio securities are determined as follows:

•	investments in open-end regulated investment companies are valued at NAV;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

•	for all other securities, at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

31	NOTES TO FINANCIAL STATEMENTS (continued)

transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2022, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund
Bank of America Securities, Inc.	$4,974,066	$4,974,066	$—	$—
Daiwa Capital Markets America	3,907,908	3,907,908	—	—
National Bank Financial	4,974,066	4,974,066	—	—
RBC Dominion Securities, Inc.	4,974,066	4,974,066	—	—

	$18,830,106	$18,830,106	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	32

instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2022, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)
Broad Market Bond Fund	$25,261,917	$25,261,917	$—

(1)

Collateral with a value of $26,140,106 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the for the six months ended October 31, 2022.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Broad Market Bond Fund	$613,675,362	$115,412	$(77,185,901)	$(77,070,489)
Municipal Bond Fund	333,062,134	3,194	(29,147,492)	(29,144,298)
New York Municipal Bond Fund	51,089,936	571	(4,618,723)	(4,618,152)

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2022, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
Broad Market Bond Fund	$(2,034,959)	$(75,777)	$(2,110,736)

Late year loss deferrals represent (1) net specified losses realized between November 1 and April 30 of each year and (2) ordinary losses realized between January 1 and April 30 of each year that the Fund has elected for U.S. federal income tax purposes to treat as occurring on the first day of the following tax year. As of April 30, 2022, late year loss deferrals were as follows:

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

33	NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses
Municipal Bond Fund	$—	$(809,230)	$(986,980)
New York Municipal Bond Fund	—	—	(8,630)

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Broad Market Bond Fund	0.45%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2023 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I
Broad Market Bond Fund	0.78%	0.43%
Municipal Bond Fund	0.74%	0.49%
New York Municipal Bond Fund	0.82%	0.57%

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2022, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	34

For the six months ended October 31, 2022, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees from Class A
Broad Market Bond Fund	$ 59
Municipal Bond Fund	1,991
New York Municipal Bond Fund	35

Sales Charges – The Funds’ Class A shares bear front-end sales charges.

For the six months ended October 31, 2022, M&T did not receive any sales charges on the sale of Class A shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2022, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Fund	Shareholder Services Fees
Broad Market Bond Fund	$24

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2022 were as follows:

Fund	Purchases	Sales
Broad Market Bond Fund	$26,075,350	$43,134,968
Municipal Bond Fund	33,503,929	40,433,123
New York Municipal Bond Fund	—	3,745,500

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2022 were as follows:

Fund	Purchases	Sales
Broad Market Bond Fund	$39,456,209	$43,037,967

6.	REORGANIZATION

At a meeting held on June 3, 2021, the Board of Trustees approved a Plan of Reorganization (the “Reorganization”) providing for: (i) the acquisition by the Wilmington Broad Market Bond Fund (the “Acquiring Fund”) of substantially all of the Assets of the Wilmington Intermediate-Term Bond Fund (the “Acquired Fund”), a series of the Trust, in exchange solely for Class A and Class I shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the distribution of the Acquiring Fund Shares to shareholders of the Acquired Fund holding the corresponding class of shares of the Acquired Fund; and (iv) the

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

35	NOTES TO FINANCIAL STATEMENTS (continued)

liquidation and dissolution of the Acquired Fund. The purpose of the transaction was to combine two funds managed by the Investment Advisor with comparable investment objectives and strategies.

The Reorganization was consummated through a tax-free exchange of shares as of the close of business on August 20, 2021. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at net asset value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The cost, market value and unrealized appreciation of the investments of the Acquired Fund as of the close of business on August 20, 2021 were $25,615,221, $26,646,484 and $1,031,263, respectively.

The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:

	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Conversion Ratio
Class A	$1,020,482	105,144	98,320	0.93509
Class I	25,685,831	2,645,223	2,517,137	0.95158

The net assets of the Acquiring Fund before the Reorganization were $613,179,107. The net assets of the Acquiring Fund immediately following the Reorganization were $639,885,420.

Assuming the Reorganization had been completed on May 1, 2021, the Acquiring Fund’s pro forma results of operations for the fiscal year ended April 30, 2022, would have been as follows:

Net investment income (loss)	$175,203
Net realized gain (loss) on investments	526,653
Net change in unrealized appreciation (depreciation)	(426,249)

Net increase (decrease) in net assets resulting from operations	$275,607

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since the Reorganization was consummated on August 20, 2021.

7.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

8.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 31, 2023.

The Funds did not utilize the LOC during the six months ended October 31, 2022.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)	36

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management has evaluated the impact of applying ASU 2020-04 and concluded that it does not have a material impact on the Funds’ financial statements.

11.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

37

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2022 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 25, 2022, the Board held a special meeting (the “August Meeting”) with personnel of the Adviser and Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and

•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratios were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one- and three-year periods, and below the peer group average for the five-year period, ended June 30, 2022.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

Semi-Annual Report	38

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median and net total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2022. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be attributed to the effects of the pandemic in 2020, during which the Fund’s portfolio was constructed to reduce risk and preserve capital, and the municipal market rally in 2021, during which the Fund’s peers invested in fixed income securities and derivatives that outperformed relative to the Fund’s holdings, such as high yield municipal bonds, taxable bonds, and inflation swaps.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2022. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be attributed to the effects of the pandemic in 2020, during which the Fund’s portfolio was constructed to reduce risk and preserve capital, and the municipal market rally in 2021, during which the Fund’s peers invested in fixed income securities and derivatives that outperformed relative to the Fund’s holdings, such as high yield municipal bonds, taxable bonds, and inflation swaps.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

39

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

40

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

December 9, 2021

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

41

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this policy is December 9, 2021. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor	Distributor

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Co-Administrator

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

WT-SAR-FI-1022

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

FUNDS
October 31, 2022 (unaudited)
PRESIDENT’S MESSAGE AND
Semi-Annual Report
WILMINGTON FUNDS
Equity Fund
Wilmington International Fund
Alternatives Fund
Wilmington Global Alpha Equities Fund
Asset Allocation Fund
Wilmington Real Asset Fund

                                                         Wilmington International Fund (“International Fund”)

                                                         Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)

                                                         Wilmington Real Asset Fund (“Real Asset Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the International Fund, Global Alpha Equities Fund, and Real Asset Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2022, through October 31, 2022. Inside you will find a comprehensive review of the Funds’ holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semi-annual fiscal period between May and October was turbulent. At the onset of the period, inflation concerns rattled investors as U.S. Consumer Price Index (“CPI”) accelerated in May to 8.6% and again in June, making a new cycle high of 9.1% and reaching its highest level in 40-years. U.S. consumers felt pain at the gas pump as the national average for a gallon of gasoline topped $5 in mid-June and consumer sentiment reached its lowest level on record. However, job growth in the U.S. remained strong with nearly 400,000 net new jobs added per month for the first three months of the period (May-July). The strong job reports stoked investor fears that the Federal Reserve (the “Fed”) would hike rates more aggressively due to the underlying strength of the labor market. Fears were warranted as the Fed hiked interest rates by 150 basis points1 in just a six-week period, the most since 1982. At the same time, the U.S. posted a second consecutive quarter of negative Gross Domestic Product “GDP” (-0.9% quarter-on-quarter, for Q2) marking a “technical recession”.

Over the summer, economic data and some commentary from the Fed led investors to suspect that the Fed would pause or pivot from its hawkish stance. Equity markets bottomed in mid-June and decisively rallied throughout the summer on the back of the ‘Fed Put’ narrative and in lockstep with stronger-than-expected corporate earnings. Chair Powell ended rumors of a pivot in a 10-minute speech delivered at the Fed’s annual Jackson Hole symposium in August. In the speech, Powell noted that pain for households and businesses was “the unfortunate cost of reducing inflation.” U.S. equity indices sold off following the Jackson Hole speech and remained under pressure through mid-October. The economy finished the period on a high note with Q3 GDP rebounding and beating consensus estimates (+2.6% quarter-on-quarter, for Q3).

Abroad, the economic picture was far more dismal. The war in Ukraine escalated as Russian gas providers shut down natural gas pipelines to Europe. Russia’s weaponization of energy exacerbated inflation and weighed on consumer confidence. In July, the European Central Bank hiked interest rates by 50 basis points, taking rates out of negative territory for the first time since 2014. During the period, the U.K. saw three different Prime Ministers in office. Boris Johnson resigned in July after a three-year run following a vote of no confidence. Liz Truss took over and released a ‘mini-budget’ featuring nearly 50 billion in unfunded tax cuts. Markets reacted sharply with the pound notching its third worst day since 1992. The Bank of England was forced to intervene at the eleventh hour and buy long dated bonds to bail out several of the nation’s largest pension funds. Truss resigned after 45 days on the job amid the market turmoil and was replaced by Rishi Sunak.

In China, the political scene was less noisy after President Xi Jinping secured an unprecedented but expected third term in power. Xi was also able to strengthen his grip on power by stacking the Chinese Communist Party leadership with loyalists. The Chinese economy continued to be hurt by the government’s enforcement of Zero-Covid restrictions and regulation in the property market. China’s central bank was active, providing monetary and fiscal support to the economy in the form of prime rate cuts and infrastructure spending.

Bond markets

Fixed income markets declined significantly during the period. Credit and Treasury indices underperformed Corporate High Yield and Municipal bond indices. The Fed Funds target rate increased 2.75% during the period driving Treasury yields higher across the curve. The 10-year Treasury yield ended the period up 107 basis points to 4.05%. The two-year Treasury yield pushed up 175 basis points to end the period at 4.48%. As for yield curve slopes, the 10y-2y ended the quarter deeply inverted at -43 basis points and the 10y-3m ducked into inversion territory at -1 basis points by the end of the period (down from +221 basis points at the start of the period). Volatility in the bond market, as measured by the ICE BofA MOVE Index, remained extremely heightened, ending the period at 147.9 compared to its five-year average of 69.5.

PRESIDENT’S MESSAGE / October 31, 2022 (unaudited)

ii

For the six-month period May 1, 2022, to October 31 2022, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

-6.34%	-6.86%	-7.57%	-4.43%	-4.69%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

Equity markets were down across the board during the period with U.S. small cap stocks the outperformer of the group. Overall, it was a tumultuous period for all indices. The S&P 500 made sharp moves in both directions rallying 17.4% through the summer followed by a subsequent drop of 16.7% around Powell’s Jackson Hole speech. The two corporate earnings seasons during the period were both better than expected with the energy sector masking much of the weakness in equities. Mega cap tech stocks were hit hard by higher interest rates and lower ad spending revenue. Firms like Meta, Google and Amazon made headlines by announcing plans to reduce headcount. The Russell 1000 Value Index8 outperformed its counterpart the Russell 1000 Growth Index9, declining 3.2% versus a -8.2% return for Growth. Economic weakness in Europe and China led the MSCI EAFE and MSCI Emerging Markets lower with both indices underperforming significantly.

For the six-month period May 1, 2022 to October 31, 2022, certain stock market indices performed as follows:

S&P 500® Index[10]	Russell 2000® Index[11]	MSCI EAFE (Net) Index[12]	MSCI Emerging Markets (Net) Index[13]

-5.50%	-0.20%	-12.70%	-19.66%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Eric W. Taylor

President

November 18, 2022

October 31, 2022 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of the large-cap value segment of U.S. equity securities. It includes the Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

9.

The Russell 1000® Growth Index is a market capitalization-weighted index that measures the performance of the large-cap growth segment of U.S. equity securities. It includes the Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

10.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

11.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

12.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

13.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 27 Emerging Markets countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2022 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)

WILMINGTON INTERNATIONAL FUND

Actual

Class A	$1,000.00	$ 850.80	$5.08	1.09%

Class I	$1,000.00	$ 851.80	$3.92	0.84%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,019.71	$5.55	1.09%

Class I	$1,000.00	$1,020.97	$4.28	0.84%

WILMINGTON GLOBAL ALPHA EQUITIES FUND

Actual

Class A	$1,000.00	$ 979.40	$7.43	1.49%

Class I	$1,000.00	$ 979.80	$6.19	1.24%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,017.69	$7.58	1.49%

Class I	$1,000.00	$1,018.95	$6.31	1.24%

WILMINGTON REAL ASSET FUND

Actual

Class A	$1,000.00	$ 850.70	$4.06	0.87%

Class I	$1,000.00	$ 851.80	$2.89	0.62%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,020.82	$4.43	0.87%

Class I	$1,000.00	$1,022.08	$3.16	0.62%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Funds invest.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington International Fund

At October 31, 2022, the Fund’s sector classifications and country allocations were as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Financials	15.0%
Industrials	14.5%
Health Care	11.4%
Consumer Discretionary	10.8%
Information Technology	9.5%
Materials	7.8%
Consumer Staples	7.7%
Communication Services	4.5%
Energy	3.3%
Real Estate	2.7%
Utilities	2.6%
Equity-Linked Warrants	1.5%
Investment Company	1.0%
Preferred Stocks	0.5%
Cash Equivalents(1)	5.6%
Cash Collateral Invested for Securities on Loan(2)	2.7%
Other Assets and Liabilities - Net(3)	(1.1)%

TOTAL	100.0%

Country Allocation	Percentage of Total Net Assets
Common Stocks
Japan	20.5%
United Kingdom	9.7%
France	8.6%
United States	5.6%
China	5.5%
Switzerland	4.8%
Germany	4.3%
Netherlands	3.9%
Australia	3.0%
Taiwan	2.6%
South Korea	2.6%
Hong Kong	2.5%
Sweden	2.4%
Spain	2.3%
Italy	2.2%
Denmark	2.1%
India	1.1%
Belgium	1.1%
All other countries less than 1.0%	5.0%
Equity-Linked Warrants	1.5%
Investment Company	1.0%
Preferred Stocks	0.5%
Cash Equivalents(1)	5.6%
Cash Collateral Invested for Securities on Loan(2)	2.7%
Other Assets and Liabilities - Net(3)	(1.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Cash Collateral Invested for Securities on Loan include investments in money market funds and repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS¢

October 31, 2022 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 89.8%

AUSTRALIA – 3.0%
Australia & New Zealand Banking Group Ltd.	175,587	$2,870,752
BHP Group Ltd.	136,360	3,258,639
Cochlear Ltd.	13,569	1,733,365
Glencore PLC	173,201	992,141
Incitec Pivot Ltd.	952,783	2,285,429
Rio Tinto Ltd.	31,579	1,781,597
Rio Tinto PLC	19,996	1,040,398
Woodside Energy Group Ltd.	37,004	851,632

TOTAL AUSTRALIA		$14,813,953

Description	Number of Shares	Value

AUSTRIA – 0.1%
Erste Group Bank AG	13,717	$338,353
voestalpine AG	9,611	208,768

TOTAL AUSTRIA		$547,121

BELGIUM – 1.1%
Ageas SA	4,060	140,551
Anheuser-Busch InBev SA	7,249	362,490
D’ieteren Group	478	79,502
Groupe Bruxelles Lambert NV	4,425	326,226
Lotus Bakeries NV	199	1,107,206
Montea NV	11,702	799,107
Solvay SA	3,446	310,719

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

3	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

UCB SA	18,257	$1,377,002
Umicore SA	10,011	329,944
Warehouses De Pauw	2,385	61,234
Xior Student Housing NV	19,275	541,930

TOTAL BELGIUM		$5,435,911

BERMUDA – 0.1%
Hiscox Ltd.	25,743	265,462

BULGARIA – 0.0%**
Petrol AD*,(1)	2,384	—

CHINA – 5.5%
Alibaba Group Holding Ltd.*	106,028	830,027
Alibaba Group Holding Ltd., ADR*	20,090	1,277,322
Baozun, Inc., Class A*	463,100	608,841
Budweiser Brewing Co. APAC Ltd.	702,200	1,477,817
China Mengniu Dairy Co. Ltd.*	401,000	1,284,790
China Pacific Insurance Group Co. Ltd., Class H	848,200	1,367,986
China Petroleum & Chemical Corp., Class H	4,972,000	1,963,552
China Resources Land Ltd.	352,000	1,103,132
China Resources Medical Holdings Co. Ltd.	21,000	10,032
China Tourism Group Duty Free Corp. Ltd., Class H*	10,900	215,649
Great Wall Motor Co. Ltd., Class H	927,000	1,012,069
H World Group Ltd., ADR	59,093	1,600,238
Haitian International Holdings Ltd.	695,000	1,391,833
Hollysys Automation Technologies Ltd.	91,280	1,455,003
Hutchmed China Ltd., ADR*,#	90,280	798,075
JD.com, Inc., Class A	107,741	1,991,582
Meituan, Class B*	76,900	1,222,618
Prosus NV*	7,729	336,386
Shenzhou International Group Holdings Ltd.	153,200	1,061,714
Tencent Holdings Ltd.	129,600	3,394,516
Wuxi Biologics Cayman, Inc.*	230,000	1,040,174
Yum China Holdings, Inc.	24,103	996,659
Yum China Holdings, Inc.	17,800	719,288

TOTAL CHINA		$27,159,303

DENMARK – 2.1%
AP Moller – Maersk A/S, Class B	144	301,214
Carlsberg AS, Class B	629	74,135
Chr Hansen Holding A/S	5,704	316,759
Coloplast A/S, Class B	3,252	362,566
Demant A/S*	22,215	607,099
DSV A/S	5,533	749,062
Genmab A/S*	4,512	1,739,093
Netcompany Group A/S*,#	17,693	607,277
Novo Nordisk A/S, Class B	41,707	4,534,224
ROCKWOOL A/S, Class B	931	185,352
Royal Unibrew A/S	13,948	796,600
Tryg A/S	3,060	66,222

TOTAL DENMARK		$10,339,603

FINLAND – 0.9%
Elisa OYJ	6,735	325,538
Fortum OYJ	22,505	316,817
Kesko OYJ, Class B	10,725	208,800

Description	Number of Shares	Value

Kone OYJ, Class B	782	$32,033
Neste OYJ	9,423	412,907
Nokia OYJ	84,522	376,465
Nordea Bank Abp	78,247	747,801
Orion OYJ, Class B	2,637	121,310
Sampo OYJ, Class A	5,129	234,581
UPM-Kymmene OYJ	44,908	1,504,937

TOTAL FINLAND		$4,281,189

FRANCE – 8.6%
Accor SA*	8,048	192,791
Adevinta ASA*	15,666	107,292
Aeroports de Paris*	1,580	213,995
Air Liquide SA	5,930	775,321
Airbus SE	9,805	1,061,807
Alstom SA	16,958	349,587
AXA SA	42,444	1,048,632
BNP Paribas SA	17,010	798,397
Bollore SE	10,661	53,363
Capgemini SE	3,155	518,356
Carrefour SA	1,947	31,334
Cie de Saint-Gobain	13,595	556,220
Cie Generale des Etablissements Michelin SCA	20,330	518,552
Danone SA	29,054	1,445,393
Dassault Systemes SE	14,902	499,978
Edenred	28,093	1,442,561
Electricite de France SA	22,338	263,803
Engie SA	47,289	614,731
Esker SA	5,538	727,352
EssilorLuxottica SA	6,135	972,188
Eurazeo SE	14,515	829,109
Faurecia SE*	37,052	553,644
Hermes International	687	889,735
ID Logistics Group*	5,832	1,567,665
Ipsen SA	1,018	104,628
Kering SA	515	236,000
Legrand SA	6,377	486,142
L’Oreal SA	4,482	1,408,972
LVMH Moet Hennessy Louis Vuitton SE	7,097	4,481,697
Neoen SA#	31,730	1,107,535
Orange SA	186,536	1,775,419
Pernod Ricard SA	3,930	690,155
Publicis Groupe SA	3,870	217,004
Remy Cointreau SA	607	93,039
Renault SA*	11,485	353,781
Safran SA	6,825	760,275
Sanofi	34,465	2,974,463
Sartorius Stedim Biotech	3,368	1,069,090
Societe Generale SA	22,929	526,269
Sodexo SA	1,772	157,151
Somfy SA	5,833	621,409
SPIE SA	30,684	718,060
Technip Energies NV	123,648	1,596,479
Thales SA	11,000	1,398,522
TotalEnergies SE	45,377	2,470,894
Veolia Environnement SA	21,025	469,374
Vinci SA	19,430	1,789,214

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

Wilmington International Fund (continued)

Description	Number of Shares	Value
Virbac SA	3,762	$922,013
Vivendi SA	9,487	77,667
Worldline SA*	4,100	179,577

TOTAL FRANCE		$42,716,635

GERMANY – 4.3%
adidas AG	223	21,813
Allianz SE	6,711	1,208,377
Aroundtown SA	107,306	212,939
BASF SE	20,240	908,799
Bayer AG	34,086	1,792,742
Bayerische Motoren Werke AG	6,268	492,575
Beiersdorf AG	1,552	149,051
Bertrandt AG	10,721	319,440
Brenntag SE	1,966	119,372
Carl Zeiss Meditec AG	948	114,812
Commerzbank AG*	27,413	219,328
Continental AG	4,178	216,685
Covestro AG	5,498	187,126
Deutsche Boerse AG	2,909	473,339
Deutsche Lufthansa AG*	27,931	191,646
Deutsche Post AG	8,870	314,779
Deutsche Telekom AG	134,079	2,539,298
E.ON SE	62,021	519,513
Evotec SE*	36,688	700,302
Fresenius Medical Care AG & Co. KGaA	9,695	268,079
Fresenius SE & Co. KGaA	12,326	283,821
GEA Group AG	3,347	117,092
Hannover Rueck SE	1,004	163,515
HeidelbergCement AG	3,986	183,762
HelloFresh SE*	6,073	121,593
Henkel AG & Co. KGaA	2,366	139,006
Infineon Technologies AG	27,354	666,083
Mercedes-Benz Group AG	6,956	402,832
Merck KGaA	3,393	553,267
Muenchener Rueckversicherungs AG	6,653	1,758,109
Nemetschek SE	3,306	158,000
New Work SE	4,278	536,077
Rheinmetall AG	1,040	169,070
RWE AG	15,847	610,615
SAP SE	19,797	1,910,854
Siemens AG	14,749	1,612,655
Siemens Healthineers AG	654	30,105
Symrise AG	1,762	179,963
Telefonica Deutschland Holding AG	76,883	167,611
Uniper SE	52,510	157,340
Vonovia SE	21,429	474,369

TOTAL GERMANY		$21,365,754

HONG KONG – 2.5%
AIA Group Ltd.	583,600	4,419,945
ASM Pacific Technology Ltd.	150,400	827,716
Hong Kong Exchanges & Clearing Ltd.	46,000	1,224,768
Johnson Electric Holdings Ltd.	822,436	847,618
Prudential PLC	65,335	607,502
Swire Properties Ltd.	832,000	1,598,359

Description	Number of Shares	Value

Techtronic Industries Co. Ltd.	295,500	$2,798,905

TOTAL HONG KONG		$12,324,813

INDIA – 1.1%
HDFC Bank Ltd., ADR	87,312	5,440,411

INDONESIA – 0.5%
Bank Mandiri Persero Tbk PT	3,371,600	2,280,518

IRELAND – 0.3%
AerCap Holdings NV*	4,905	261,976
CRH PLC	13,409	483,412
Flutter Entertainment PLC*	2,480	328,170
Kerry Group PLC, Class A	4,156	361,431
Kingspan Group PLC	4,896	247,246

TOTAL IRELAND		$1,682,235

ITALY – 2.2%
Amplifon SpA	6,445	160,123
Assicurazioni Generali SpA	12,425	186,518
Atlantia SpA	12,971	289,444
Coca-Cola HBC AG*	3,316	72,348
Enel SpA	56,765	253,507
Eni SpA	35,670	467,215
ERG SpA	28,108	881,665
Ferrari NV	3,167	624,393
FinecoBank Banca Fineco SpA	116,119	1,565,253
Infrastrutture Wireless Italiane SpA	149,322	1,318,073
Intesa Sanpaolo SpA	330,856	630,722
Mediobanca Banca di Credito Finanziario SpA	35,359	320,502
Moncler SpA	3,636	156,990
Nexi SpA*	30,183	261,595
Poste Italiane SpA	17,786	155,029
Prysmian SpA	37,967	1,237,814
Salvatore Ferragamo SpA#	62,044	912,367
Technoprobe SpA*	92,890	638,918
UniCredit SpA	50,339	624,232

TOTAL ITALY		$10,756,708

JAPAN – 20.5%
AEON Financial Service Co. Ltd.	125,200	1,225,940
AGC, Inc.	40,300	1,264,330
Air Water, Inc.	171,700	1,920,287
Amano Corp.	93,800	1,606,702
Anritsu Corp.#	42,000	423,404
Ariake Japan Co. Ltd.	7,600	263,223
Asahi Group Holdings Ltd.	26,600	744,897
BIPROGY Inc	72,700	1,571,879
Chubu Electric Power Co., Inc.	79,700	649,092
Dai-ichi Life Holdings, Inc.	69,500	1,101,895
Daikin Industries Ltd.	9,100	1,369,942
Daiseki Co. Ltd.	50,820	1,572,158
Daiwa House Industry Co. Ltd.	80,100	1,622,524
East Japan Railway Co.	23,000	1,243,619
ENEOS Holdings, Inc.	473,000	1,558,058
Fuji Electric Co. Ltd.	50,400	1,952,345
FUJIFILM Holdings Corp.	27,300	1,251,950
Hitachi Ltd.	72,900	3,314,193
Honda Motor Co. Ltd.	132,000	2,994,290

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Ichikoh Industries Ltd.	236,700	$676,536
IHI Corp.	47,700	1,065,026
ITOCHU Corp.	75,800	1,962,098
Iwatani Corp.	14,900	549,124
J Front Retailing Co. Ltd.	128,500	1,038,750
JAC Recruitment Co. Ltd.	75,600	1,286,311
JAFCO Group Co. Ltd.	61,800	948,851
Japan Airlines Co. Ltd.*	61,400	1,145,869
JGC Holdings Corp.	54,300	654,397
JSP Corp.	29,100	284,356
Kamigumi Co. Ltd.	73,400	1,395,980
Kaneka Corp.	18,200	451,649
KH Neochem Co. Ltd.	109,700	1,873,152
Komatsu Ltd.	35,600	681,857
Kumagai Gumi Co. Ltd.	63,700	1,076,982
Kura Sushi, Inc.#	39,100	915,081
Kureha Corp.	9,200	591,493
Life Corp.	29,400	438,543
Lion Corp.	204,400	2,067,437
Mabuchi Motor Co. Ltd.	73,500	1,996,974
Mitsubishi Corp.	75,100	2,035,900
Mitsubishi Gas Chemical Co., Inc.	55,400	704,911
Mitsubishi UFJ Financial Group, Inc.	546,200	2,569,467
Mitsui Fudosan Co. Ltd.	80,100	1,534,987
Murata Manufacturing Co. Ltd.	20,500	1,006,423
Nabtesco Corp.	50,300	1,070,645
NEC Networks & System Integration Corp.	177,900	1,907,076
Nexon Co. Ltd.	25,900	434,933
Nihon Kohden Corp.	13,800	309,513
Nippon Gas Co. Ltd.	29,000	421,460
Nippon Telegraph & Telephone Corp.	82,200	2,263,202
NOK Corp.	81,800	668,945
Olympus Corp.	86,400	1,824,513
Ono Pharmaceutical Co. Ltd.	91,100	2,141,872
Organo Corp.	22,700	393,103
Pacific Industrial Co. Ltd.	91,300	642,867
Pan Pacific International Holdings Corp.	50,100	822,449
Recruit Holdings Co. Ltd.	17,700	546,373
Relia, Inc.	76,800	515,461
Rengo Co. Ltd.	375,300	2,082,266
Santen Pharmaceutical Co. Ltd.	72,400	495,667
SBI Holdings, Inc.	28,800	520,625
SCREEN Holdings Co. Ltd.	9,000	495,713
Seino Holdings Co. Ltd.	57,400	441,613
Septeni Holdings Co. Ltd.	430,400	1,285,165
Shibaura Machine Co. Ltd.	75,000	1,458,691
SoftBank Group Corp.	41,300	1,777,598
Sompo Holdings, Inc.	20,500	853,805
Sony Group Corp.	38,700	2,599,520
SUMCO Corp.	52,500	666,952
Sumitomo Electric Industries Ltd.	73,300	766,053
Sumitomo Metal Mining Co. Ltd.	31,100	874,678
Sumitomo Mitsui Financial Group, Inc.	66,100	1,855,041
Tadano Ltd.	90,200	552,016
TDK Corp.	37,900	1,186,486
Terumo Corp.	27,300	830,594
THK Co. Ltd.	45,400	793,229

Description	Number of Shares	Value

Tokyo Century Corp.	38,800	$1,322,950
Tokyu Fudosan Holdings Corp.	438,800	2,228,010
Tomy Co. Ltd.	38,600	339,027
Torii Pharmaceutical Co. Ltd.	24,200	491,503
Toyo Tanso Co. Ltd.	27,000	677,292
Toyota Motor Corp.	258,400	3,578,969
Tsumura & Co.	50,500	1,054,524
Welcia Holdings Co. Ltd.	24,600	514,516
Yamato Holdings Co. Ltd.	84,500	1,252,483

TOTAL JAPAN		$101,560,280

JORDAN – 0.0%**
Hikma Pharmaceuticals PLC	11,058	158,390

MACAO – 0.3%
Galaxy Entertainment Group Ltd.	289,000	1,319,887

NETHERLANDS – 3.9%
Aalberts NV	29,188	1,014,769
ABN AMRO Bank NV	18,397	181,008
Adyen NV*	116	166,522
Aegon NV	65,543	303,461
Akzo Nobel NV	2,531	156,179
Arcadis NV	24,701	839,242
Argenx SE*	729	284,427
ASM International NV	449	99,749
ASML Holding NV	7,135	3,370,456
ASR Nederland NV	34,474	1,519,134
EXOR NV*	4,080	274,180
Heineken Holding NV	1,960	133,845
Heineken NV	19,976	1,670,112
IMCD NV	11,699	1,518,030
ING Groep NV	63,790	627,505
Koninklijke Ahold Delhaize NV	65,193	1,820,062
Koninklijke DSM NV	225	26,527
Koninklijke Philips NV	27,487	348,188
NN Group NV	9,677	409,787
OCI NV	3,055	116,900
Shell PLC	135,610	3,738,642
Universal Music Group NV	11,460	224,831
Wolters Kluwer NV	4,417	469,466

TOTAL NETHERLANDS		$19,313,022

NORWAY – 0.8%
Aker BP ASA	7,896	251,702
DNB Bank ASA	89,177	1,578,331
Equinor ASA	20,365	745,067
Norsk Hydro ASA	15,183	96,360
Orkla ASA	31,060	209,613
Telenor ASA	32,988	299,858
TOMRA Systems ASA	38,255	618,268

TOTAL NORWAY		$3,799,199

PHILIPPINES – 0.3%
Ayala Land, Inc.	1,800,000	792,062
Converge Information and Communications Technology Solutions, Inc.*	2,982,000	633,965

TOTAL PHILIPPINES		$1,426,027

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

Wilmington International Fund (continued)

Description	Number of Shares	Value

PORTUGAL – 0.3%
EDP-Energias de Portugal SA	367,099	$1,605,326

SINGAPORE – 0.9%
Oversea-Chinese Banking Corp. Ltd.	444,661	3,810,214
Sea Ltd., ADR*	10,225	507,978
STMicroelectronics NV	9,166	286,242

TOTAL SINGAPORE		$4,604,434

SOUTH AFRICA – 0.1%
Anglo American PLC	21,860	653,926

SOUTH KOREA – 2.6%
Delivery Hero SE*	3,305	108,927
LG Chem Ltd.	6,505	2,858,738
NAVER Corp.	11,557	1,375,205
Samsung Electronics Co. Ltd.	184,629	7,699,086
SK Hynix, Inc.	13,151	763,514

TOTAL SOUTH KOREA		$12,805,470

SPAIN – 2.3%
Acciona SA	1,540	277,139
ACS Actividades de Construccion y Servicios SA	12,621	323,667
Amadeus IT Group SA*	593	30,907
Banco Bilbao Vizcaya Argentaria SA#	418,863	2,156,221
Banco Santander SA	365,024	945,847
Bankinter SA#	315,503	1,906,943
CaixaBank SA	496,936	1,646,648
EDP Renovaveis SA	14,160	298,204
Ferrovial SA	16,649	406,563
Iberdrola SA	196,899	1,999,365
Industria de Diseno Textil SA	27,605	625,818
Repsol SA	20,679	280,893
Siemens Gamesa Renewable Energy SA*	15,431	273,884
Telefonica SA	8,072	27,801

TOTAL SPAIN		$11,199,900

SWEDEN – 2.4%
Alfa Laval AB	3,564	87,831
Alleima AB*	3,640	12,402
Assa Abloy AB, Class B	23,431	473,238
Atlas Copco AB, Class A	82,423	881,173
Avanza Bank Holding AB#	38,525	769,370
Axfood AB	39,473	977,423
Boliden AB	8,878	258,592
Embracer Group AB*	24,314	117,086
Epiroc AB, Class A	25,577	391,605
EQT AB	7,675	151,259
Essity AB, Class B	3,978	84,091
Evolution AB	3,138	293,587
Fortnox AB	191,269	814,277
GARO AB#	62,585	631,450
Getinge AB, Class B	5,114	103,890
H & M Hennes & Mauritz AB, Class B	15,844	159,571
Hexagon AB, Class B	45,972	454,674
Holmen AB, Class B	4,433	160,839
Industrivarden AB	7,754	174,235
Investor AB, Class B	23,976	391,652

Description	Number of Shares	Value

L E Lundbergforetagen AB, Class B	5,211	$205,869
Nibe Industrier AB, Class B	22,525	179,732
Securitas AB, Class B	15,037	123,034
Skandinaviska Enskilda Banken AB, Class A	33,465	353,102
SKF AB, Class B	5,282	76,447
Svenska Handelsbanken AB	50,545	469,917
Swedbank AB, Class A	32,048	477,910
Swedish Match AB	141,232	1,453,099
Thule Group AB	31,323	617,314
Volvo AB, Class B	22,499	368,422
Volvo Car AB, Class B*	59,151	251,204

TOTAL SWEDEN		$11,964,295

SWITZERLAND – 4.8%
ABB Ltd.	26,057	724,449
Accelleron Industries AG*	1,302	22,078
Alcon, Inc.	2,837	172,654
Bossard Holding AG, Class A#	5,037	1,000,006
Chocoladefabriken Lindt & Spruengli AG	51	488,940
Cie Financiere Richemont SA, Class A	10,715	1,048,012
Clariant AG*,#	70,402	1,132,647
Emmi AG	1,582	1,262,314
EMS-Chemie Holding AG	156	98,070
Givaudan SA	46	137,354
Holcim AG*	39,975	1,815,612
Julius Baer Group Ltd.	3,374	161,633
Lonza Group AG	1,638	843,087
Novartis AG	47,293	3,820,845
Partners Group Holding AG	534	479,632
SGS SA	85	187,512
Siegfried Holding AG*	2,286	1,360,619
SIG Group AG*	3,952	75,934
Sika AG	3,387	763,753
Sonova Holding AG	981	231,890
Straumann Holding AG	2,456	233,937
Swatch Group AG (The)	902	203,037
Swatch Group AG (The)	2,251	94,055
Swiss Life Holding AG	3,520	1,704,547
Swisscom AG	3,463	1,709,453
UBS Group AG	71,989	1,142,363
VAT Group AG	1,042	238,088
Zurich Insurance Group AG	5,824	2,485,240

TOTAL SWITZERLAND		$23,637,761

TAIWAN – 2.6%
MediaTek, Inc.	115,000	2,105,671
Merida Industry Co. Ltd.	308,000	1,682,303
Taiwan Semiconductor Manufacturing Co. Ltd.	759,000	9,186,438

TOTAL TAIWAN		$12,974,412

THAILAND – 0.4%
Kasikornbank PCL	553,500	2,123,253

UNITED KINGDOM – 9.7%
3i Group PLC	14,100	187,651
Allfunds Group PLC	78,471	495,150
Ashtead Group PLC	11,558	603,090
Associated British Foods PLC	20,060	310,450

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

AstraZeneca PLC	33,574	$3,948,063
AVEVA Group PLC	6,263	224,091
Aviva PLC	6,772	32,470
BAE Systems PLC	192,742	1,800,121
Barclays PLC	76,720	130,003
Berkeley Group Holdings PLC	7,157	284,887
BP PLC	261,794	1,440,481
British American Tobacco PLC	64,950	2,557,431
British Land Co. PLC (The)	67,490	283,198
BT Group PLC	28,410	42,290
Bunzl PLC	3,379	110,090
Burberry Group PLC	12,036	250,522
CNH Industrial NV	26,797	347,048
Compass Group PLC	98,898	2,082,889
Croda International PLC	18,357	1,423,102
CVS Group PLC	37,822	820,207
DCC PLC	3,678	204,148
Diageo PLC	42,967	1,772,898
Experian PLC	21,920	697,324
Future PLC	37,592	525,086
GB Group PLC*	144,666	630,763
Great Portland Estates PLC	166,338	980,488
Haleon PLC*	149,434	459,274
Halma PLC	12,087	293,168
Hargreaves Lansdown PLC	8,587	75,157
Hill & Smith Holdings PLC	85,605	969,938
HSBC Holdings PLC	272,366	1,397,139
Imperial Brands PLC	76,802	1,870,746
InterContinental Hotels Group PLC	4,999	269,215
Intertek Group PLC	31,744	1,330,203
J Sainsbury PLC	133,731	298,137
Just Eat Takeaway.com NV*	3,600	61,762
Kingfisher PLC	113,437	284,766
Lloyds Banking Group PLC	464,118	223,652
London Stock Exchange Group PLC	5,001	433,921
Marshalls PLC	185,886	538,051
National Grid PLC	28,518	310,169
Pearson PLC	24,629	271,261
Persimmon PLC	4,264	63,814
Reckitt Benckiser Group PLC	6,905	457,698
RELX PLC	40,059	1,075,447
Rentokil Initial PLC	42,708	266,634
Sage Group PLC (The)	17,967	149,754
Schroders PLC	28,853	129,608
Severn Trent PLC	11,772	337,908
Smith & Nephew PLC	139,540	1,648,252
Smiths Group PLC	7,456	133,431
Spirax-Sarco Engineering PLC	9,579	1,180,909
SSE PLC	88,653	1,581,943
SSP Group PLC*	437,787	1,015,655
St. James’s Place PLC	19,374	236,623
Standard Chartered PLC	426,400	2,550,366
Tate & Lyle PLC	1	8
Unilever PLC	73,934	3,369,880
UNITE Group PLC (The)	97,946	1,000,811
Victrex PLC	40,089	759,951
Vodafone Group PLC	154,194	179,730

Description	Number of Shares	Value

WPP PLC	40,618	$356,808

TOTAL UNITED KINGDOM		$47,765,730

UNITED STATES – 5.6%
CSL Ltd.	20,008	3,589,616
Ferguson PLC	5,382	586,965
GSK PLC	158,025	2,589,315
James Hardie Industries PLC, CDI	129,813	2,823,186
Nestle SA	48,892	5,323,996
QIAGEN NV*	2,804	121,095
ResMed, Inc., CDI	95,304	2,075,729
Roche Holding AG	16,036	5,325,582
Roche Holding AG	215	87,215
Samsonite International SA*	1,326,286	2,852,064
Schneider Electric SE	10,728	1,359,806
Stellantis NV	21,208	286,297
Stellantis NV	8,207	110,959
Swiss Re AG	7,259	539,342
Tenaris SA	9,413	146,094

TOTAL UNITED STATES		$27,817,261

TOTAL COMMON STOCKS (Cost $457,985,518)		$444,138,189

INVESTMENT COMPANY – 1.0%
iShares MSCI Canada ETF#	160,000	5,284,800

TOTAL INVESTMENT COMPANY (Cost $5,747,528)		$5,284,800

PREFERRED STOCKS – 0.5%

GERMANY – 0.5%
Henkel AG & Co. KGaA, 1.85%	25,498	1,607,154
Sartorius AG, 1.26%	827	291,852
Sixt SE, 3.92%	5,034	293,516
Volkswagen AG, 7.56%	1,113	142,264

TOTAL PREFERRED STOCKS (Cost $2,497,683)		$2,334,786

EQUITY-LINKED WARRANTS – 1.5%

CHINA – 1.5%
(Issuer UBS AG) China Tourism Group Duty Free Corp. Ltd. Strike price $0, Expire 10/23/23*	42,000	922,796
(Issuer UBS AG) Gongniu Group Co. Ltd., Strike price $0, Expire 06/21/23*	70,100	1,151,904
(Issuer UBS AG) LONGi Green Energy Technology Co. Ltd., Strike price $0, Expire 05/15/23*	224,720	1,480,523
(Issuer UBS AG) Midea Group Co. Ltd., Strikeprice $0, Expire 06/21/23*	257,100	1,415,378
(Issuer UBS AG) Shanghai Kelai Mechatronics Engineering Co. Ltd., Strike price $0, Expire 03/08/23*	435,800	1,245,909
(Issuer UBS AG) Zhejiang Sanhua Intelligent Controls Co. Ltd. Strike price $0, Expire 10/23/23*	418,800	1,219,343

TOTAL EQUITY-LINKED WARRANTS (Cost $9,534,002)		$7,435,853

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

Wilmington International Fund (continued)

Description	Number of Shares	Value

MONEY MARKET FUND – 5.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%^	27,623,134	$27,623,134

TOTAL MONEY MARKET FUND (Cost $27,623,134)		$27,623,134

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.7%

MONEY MARKET FUNDS – 0.7%
Blackrock Liquidity Fed Fund, Institutional Shares, 2.87%^	760,000	760,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.07%^	1,070,000	1,070,000
Invesco Government & Agency Portfolio, Institutional Class, 3.07%^	1,070,000	1,070,000
Morgan Stanley Liquidity Fund, Government Portfolio, Institutional Class, 2.88%^	780,000	780,000

TOTAL MONEY MARKET FUNDS (Cost $3,680,000)		$3,680,000

	Par Value

REPURCHASE AGREEMENTS – 2.0%
Bank of America Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $2,568,104, collateralized by U.S. Government Agency Securities, 0.01% to 5.50%, maturing 2/25/32 to 1/01/61; total market value of $2,619,244.	$2,567,886	2,567,886

Daiwa Capital Markets America, 3.05%,dated 10/31/22, due 11/01/22, repurchase price $2,128,940, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.63%, maturing 11/01/22 to 11/01/52; totalmarket value of $2,171,335.	2,128,760	2,128,760

Description	Par Value	Value

Deutsche Bank Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $2,568,104, collateralized by U.S. Treasury Securities, 0.00% to 4.25%, maturing 12/31/22 to 11/15/43; total market value of $2,619,244.	$2,567,886	$2,567,886
RBC Dominion Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchaseprice $2,568,104, collateralized by U.S. Government Agency & Treasury Securities, 0.50% to 5.00%, maturing 2/28/26 to 10/20/52; total market valueof $2,619,244.	2,567,886	2,567,886

TOTAL REPURCHASE AGREEMENTS (Cost $9,832,418)		$9,832,418

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $13,512,418)		$13,512,418

TOTAL INVESTMENTS – 101.1% (Cost $516,900,283)		$500,329,180
COLLATERAL FOR SECURITIES ON LOAN – (2.7%)		(13,512,418)
OTHER ASSETS LESS LIABILITIES – 1.6%		7,931,581

TOTAL NET ASSETS – 100.0%		$494,748,343

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total
Assets

Investments in Securities
Common Stocks
Australia	$14,813,953	$—	$—		$14,813,953
Austria	547,121	—	—		547,121
Belgium	5,435,911	—	—		5,435,911
Bermuda	265,462	—	—		265,462
Bulgaria	—	—	—	(a)	—
China	27,159,303	—	—		27,159,303
Denmark	10,339,603	—	—		10,339,603
Finland	4,281,189	—	—		4,281,189
France	42,716,635	—	—		42,716,635
Germany	21,365,754	—	—		21,365,754
Hong Kong	12,324,813	—	—		12,324,813
India	5,440,411	—	—		5,440,411

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

	Level 1	Level 2	Level 3	Total

Indonesia	$2,280,518	$—	$—	$2,280,518
Ireland	1,682,235	—	—	1,682,235
Italy	10,756,708	—	—	10,756,708
Japan	101,560,280	—	—	101,560,280
Jordan	158,390	—	—	158,390
Macao	1,319,887	—	—	1,319,887
Netherlands	19,313,022	—	—	19,313,022
Norway	3,799,199	—	—	3,799,199
Philippines	1,426,027	—	—	1,426,027
Portugal	1,605,326	—	—	1,605,326
Singapore	4,604,434	—	—	4,604,434
South Africa	653,926	—	—	653,926
South Korea	12,805,470	—	—	12,805,470
Spain	11,199,900	—	—	11,199,900
Sweden	11,964,295	—	—	11,964,295
Switzerland	23,637,761	—	—	23,637,761
Taiwan	12,974,412	—	—	12,974,412
Thailand	2,123,253	—	—	2,123,253
United Kingdom	47,765,730	—	—	47,765,730
United States	27,817,261	—	—	27,817,261
Investment Company	5,284,800	—	—	5,284,800
Preferred Stocks
Germany	2,334,786	—	—	2,334,786
Equity-Linked Warrants
China	—	7,435,853	—	7,435,853
Money Market Funds	31,303,134	—	—	31,303,134
Repurchase Agreements	—	9,832,418	—	9,832,418

Total Investments in Securities	$483,060,909	$17,268,271	$—	$500,329,180

Liabilities

Other Financial Instruments!
Financial Futures Contracts	$(815,809)	$—	$—	$(815,809)

Total Liabilities - Other Financial Instruments	$(815,809)	$—	$—	$(815,809)

(a)	Includes internally fair valued securities currently priced at zero ($0).
!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

¢	Country classifications are based on primary country of risk.

**	Represents less than 0.05%.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

Wilmington International Fund (concluded)

   At October 31, 2022, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

EXCHANGE-TRADED:

MSCI India Index	December 2022	134	$13,403,367	$12,587,558	$—	$(815,809)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(815,809)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2022. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Global Alpha Equities Fund

At October 31, 2022, the Fund’s portfolio composition was as follows (unaudited):

Common Stocks	Percentage of Total Net Assets
Insurance	8.3%
Pharmaceuticals	7.0%
IT Services	5.2%
Software	3.8%
Oil, Gas & Consumable Fuels	3.7%
Banks	3.6%
Capital Markets	3.2%
Health Care Providers & Services	2.8%
Machinery	2.5%
Aerospace & Defense	2.4%
Health Care Equipment & Supplies	2.4%
Diversified Financial Services	2.2%
Interactive Media & Services	2.0%
Professional Services	1.9%
Internet & Direct Marketing Retail	1.8%
Technology Hardware, Storage & Peripherals	1.8%
Diversified Telecommunication Services	1.7%
Specialty Retail	1.6%
Real Estate Investment Trusts	1.6%
Hotels, Restaurants & Leisure	1.6%
Commercial Services & Supplies	1.5%
Trading Companies & Distributors	1.5%
Food Products	1.5%
Household Products	1.4%
Media	1.4%
Beverages	1.3%
Chemicals	1.3%
Metals & Mining	1.3%
Road & Rail	1.2%
Wireless Telecommunication Services	1.2%
Electric Utilities	1.2%
Food & Staples Retailing	1.1%
Building Products	1.1%
Communications Equipment	1.0%
Automobiles	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Multi-Utilities	0.9%
Tobacco	0.8%
Construction & Engineering	0.8%
Air Freight & Logistics	0.7%
Life Sciences Tools & Services	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Household Durables	0.7%
Consumer Finance	0.6%
Electronic Equipment, Instruments & Components	0.6%
Auto Components	0.5%
Energy Equipment & Services	0.5%
Gas Utilities	0.4%
Biotechnology	0.4%
Distributors	0.4%
Entertainment	0.3%
Electrical Equipment	0.3%

Common Stocks	Percentage of Total Net Assets
Airlines	0.3%
Real Estate Management & Development	0.3%
Construction Materials	0.2%
Industrial Conglomerates	0.2%
Multiline Retail	0.1%
Containers & Packaging	0.1%
Personal Products	0.1%
Leisure Products	0.1%
Water Utilities	0.1%
Transportation Infrastructure	0.0	%(1)
Marine	0.0	%(1)
Diversified Consumer Services	0.0	%(1)
Exchange-Traded Funds	0.4%
Preferred Stock	0.2%
Cash Equivalents(2)	4.3%
Other Assets and Liabilities - Net(3)	3.2%

TOTAL	100.0%

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	12

Wilmington Global Alpha Equities Fund (continued)

Country Allocation	Percentage of Total Net Assets
Common Stocks
United States	50.9%
Japan	8.9%
United Kingdom	6.0%
France	5.4%
Canada	4.8%
China	2.5%
Switzerland	2.4%
Netherlands	1.5%
Hong Kong	1.3%
Italy	1.1%
Germany	1.0%
All other countries less than 1.0%	6.1%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.2%
Cash Equivalents(2)	4.3%
Other Assets and Liabilities - Net(3)	3.2%

TOTAL	100.0%

(1)	Represents less than 0.05%.
(2)	Cash Equivalents include investments in a money market fund.
(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2022 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 91.9%

AEROSPACE & DEFENSE – 2.4%
Austal Ltd.	24,883	$39,632
Babcock International Group PLC*	24,442	77,251
BAE Systems PLC	158,849	1,483,576
BWX Technologies, Inc.	13,980	796,580
CAE, Inc.*	17,049	325,375
Dassault Aviation SA	795	118,163
General Dynamics Corp.	86	21,483
Lockheed Martin Corp.	2,488	1,210,860
Raytheon Technologies Corp.	6,103	578,686
Thales SA	3,568	453,630

TOTAL AEROSPACE & DEFENSE		$5,105,236

AIR FREIGHT & LOGISTICS – 0.7%
Bpost SA	6,501	32,123
Expeditors International of Washington, Inc.	7,128	697,475
PostNL NV	17,691	27,746
SG Holdings Co. Ltd.	2,810	37,266
United Parcel Service, Inc., Class B	2,047	343,425
Yamato Holdings Co. Ltd.	13,045	193,357
ZTO Express Cayman, Inc., ADR	12,198	206,024
ZTO Express Cayman, Inc.	2,039	34,262

TOTAL AIR FREIGHT & LOGISTICS		$1,571,678

AIRLINES – 0.3%
easyJet PLC*	23,902	95,499
Japan Airlines Co. Ltd.*	5,027	93,816

Description	Number of Shares	Value

Southwest Airlines Co.*	10,962	$398,469

TOTAL AIRLINES		$587,784

AUTO COMPONENTS – 0.5%
Continental AG	1,509	78,262
Hankook Tire & Technology Co. Ltd.	3,160	81,083
Hyundai Mobis Co. Ltd.	694	106,698
NOK Corp.	9,253	75,669
Stanley Electric Co. Ltd.	6,777	115,218
Sumitomo Electric Industries Ltd.	12,577	131,441
Sumitomo Rubber Industries Ltd.	7,781	66,771
Tachi-S Co. Ltd.	4,641	34,426
Tokai Rika Co. Ltd.	6,620	69,096
Toyoda Gosei Co. Ltd.	4,178	66,760
TS Tech Co. Ltd.	12,060	126,119
Unipres Corp.	7,131	41,723

TOTAL AUTO COMPONENTS		$993,266

AUTOMOBILES – 1.0%
Dongfeng Motor Group Co. Ltd., Class H	162,842	73,645
Honda Motor Co. Ltd.	22,838	518,058
Isuzu Motors Ltd.	65,886	772,758
Li Auto, Inc., ADR*	3,069	41,800
Mercedes-Benz Group AG	2,324	134,586
Nissan Motor Co. Ltd.	27,788	88,655
Renault SA*	3,908	120,381
Subaru Corp.	11,209	174,548
Suzuki Motor Corp.	2,823	95,306

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Yamaha Motor Co. Ltd.	3,120	$64,416

TOTAL AUTOMOBILES		$2,084,153

BANKS – 3.6%
ABN AMRO Bank NV	16,299	160,366
AIB Group PLC	38,357	111,065
Bank Mandiri Persero Tbk PT	162,134	109,666
Bank of Ireland Group PLC	13,771	99,293
Bank of Nova Scotia (The)	13,967	675,103
Bank of Nova Scotia (The)	13,505	652,562
BPER Banca	55,676	103,028
CaixaBank SA	31,353	103,891
Dah Sing Financial Holdings Ltd.	16,850	33,358
DGB Financial Group, Inc.	12,156	57,945
DNB Bank ASA	29,310	518,754
Erste Group Bank AG	5,217	128,686
FinecoBank Banca Fineco SpA	67,983	916,392
First Citizens BancShares, Inc., Class A	281	231,016
First Republic Bank	2,111	253,531
HSBC Holdings PLC	90,607	464,781
Kasikornbank PCL	14,959	57,580
KB Financial Group, Inc., ADR	5,342	179,171
Mebuki Financial Group, Inc.	22,600	43,925
Mizuho Financial Group, Inc.	7,780	84,029
PNC Financial Services Group, Inc. (The)	4,353	704,446
Resona Holdings, Inc.	74,351	279,863
San-In Godo Bank Ltd. (The)	13,600	64,755
Sberbank of Russia PJSC, ADR*,(1)	3,982	—
Security Bank Corp.	38,556	57,485
Shinhan Financial Group Co. Ltd., ADR	6,591	166,686
Standard Chartered PLC	33,720	201,162
Sumitomo Mitsui Trust Holdings, Inc.	4,861	139,820
Tochigi Bank Ltd. (The)	9,980	20,336
U.S. Bancorp	4,624	196,289
Unicaja Banco SA	91,701	81,199
UniCredit SpA	51,360	636,893

TOTAL BANKS		$7,533,076

BEVERAGES – 1.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,057	31,065
Asahi Group Holdings Ltd.	2,458	68,833
Cia Cervecerias Unidas SA	7,378	40,468
Coca-Cola Co. (The)	9,460	566,181
Coca-Cola Icecek AS	7,582	70,059
Diageo PLC	13,340	550,433
Embotelladora Andina SA, Class B, ADR	8,782	90,455
Heineken NV	6,366	532,235
Kirin Holdings Co. Ltd.	15,061	221,770
PepsiCo., Inc.	3,426	622,093
Suntory Beverage & Food Ltd.	1,331	44,577

TOTAL BEVERAGES		$2,838,169

BIOTECHNOLOGY – 0.4%
Genmab A/S*	458	176,530
Vertex Pharmaceuticals, Inc.*	1,972	615,264

TOTAL BIOTECHNOLOGY		$791,794

Description	Number of Shares	Value

BUILDING PRODUCTS – 1.1%
Assa Abloy AB, Class B	13,602	$274,721
Builders FirstSource, Inc.*	3,824	235,788
Cie de Saint-Gobain	4,924	201,458
Johnson Controls International PLC	22,997	1,330,147
Lennox International, Inc.	1,460	341,012

TOTAL BUILDING PRODUCTS		$2,383,126

CAPITAL MARKETS – 3.2%
Ares Management Corp., Class A	13,921	1,055,629
Brookfield Asset Management, Inc., Class A	3,875	153,489
Cboe Global Markets, Inc.	225	28,012
Charles Schwab Corp. (The)	33,419	2,662,492
CME Group, Inc.	487	84,397
CSC Financial Co. Ltd., Class H	140,000	101,482
Deutsche Boerse AG	767	124,803
Hargreaves Lansdown PLC	1,970	17,242
Hong Kong Exchanges & Clearing Ltd.	5,592	148,889
Ichiyoshi Securities Co. Ltd.	6,062	24,583
Intercontinental Exchange, Inc.	1,845	176,327
London Stock Exchange Group PLC	3,467	300,821
MarketAxess Holdings, Inc.	25	6,101
Moody’s Corp.	535	141,705
Morgan Stanley	3,370	276,913
Nomura Holdings, Inc.	14,309	46,364
S&P Global, Inc.	975	313,219
SEI Investments Co.	235	12,761
UBS Group AG	62,433	990,723

TOTAL CAPITAL MARKETS		$6,665,952

CHEMICALS – 1.3%
ADEKA Corp.	5,661	84,747
Air Liquide SA	589	77,009
Celanese Corp.	3,198	307,392
China BlueChemical Ltd., Class H	133,990	25,604
Croda International PLC	773	59,926
Element Solutions, Inc.	13,949	239,923
EMS-Chemie Holding AG	39	24,517
FMC Corp.	2,444	290,592
Givaudan SA	27	80,621
Koninklijke DSM NV	588	69,324
Linde PLC	2,064	613,730
Lintec Corp.	4,000	60,042
Mitsubishi Gas Chemical Co., Inc.	9,340	118,843
Nissan Chemical Corp.	155	6,984
Sherwin-Williams Co. (The)	1,435	322,918
Shin-Etsu Chemical Co. Ltd.	1,660	173,485
Sumitomo Bakelite Co. Ltd.	1,990	53,934
Symrise AG	736	75,172

TOTAL CHEMICALS		$2,684,763

COMMERCIAL SERVICES & SUPPLIES – 1.5%
Aeon Delight Co. Ltd.	3,054	61,082
Cintas Corp.	1,091	466,457
Clean Harbors, Inc.*	7,346	899,591
Copart, Inc.*	5,877	675,973
Kokuyo Co. Ltd.	4,000	49,659
Prosegur Cia de Seguridad SA	28,768	53,647

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Rollins, Inc.	726	$30,550
Secom Co. Ltd.	1,047	59,787
Waste Connections, Inc.	7,014	925,217

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,221,963

COMMUNICATIONS EQUIPMENT – 1.0%
Cisco Systems, Inc.	24,008	1,090,684
Motorola Solutions, Inc.	3,516	877,980
Nokia OYJ	37,724	168,024

TOTAL COMMUNICATIONS EQUIPMENT		$2,136,688

CONSTRUCTION & ENGINEERING – 0.8%
Bouygues SA	1,271	36,275
Chiyoda Corp.*	9,401	23,329
EXEO Group, Inc.	3,614	52,960
Fugro NV*	4,322	56,167
Implenia AG*	1,382	51,893
JGC Holdings Corp.	15,318	184,605
Obayashi Corp.	630	4,046
Vinci SA	13,044	1,201,159

TOTAL CONSTRUCTION & ENGINEERING		$1,610,434

CONSTRUCTION MATERIALS – 0.2%
HeidelbergCement AG	3,590	165,506
Holcim AG*	3,652	165,869
Imerys SA	1,986	81,372
Taiheiyo Cement Corp.	5,126	69,670
Vicat SA	1,740	39,894

TOTAL CONSTRUCTION MATERIALS		$522,311

CONSUMER FINANCE – 0.6%
American Express Co.	5,040	748,188
Credit Acceptance Corp.*	949	441,873
Marui Group Co. Ltd.	3,670	60,568
Provident Financial PLC	18,512	34,668

TOTAL CONSUMER FINANCE		$1,285,297

CONTAINERS & PACKAGING – 0.1%
Ball Corp.	4,463	220,428
Nampak Ltd.*	56,917	5,825

TOTAL CONTAINERS & PACKAGING		$226,253

DISTRIBUTORS – 0.4%
Genuine Parts Co.	465	82,705
LKQ Corp.	11,400	634,296
PALTAC Corp.	1,576	44,833

TOTAL DISTRIBUTORS		$761,834

DIVERSIFIED CONSUMER SERVICES – 0.0%**
Benesse Holdings, Inc.	612	9,030

DIVERSIFIED FINANCIAL SERVICES – 2.2%
Bank of America Corp.	26,608	958,952
Berkshire Hathaway, Inc., Class B*	3,220	950,190
BNP Paribas SA	4,157	195,117
G-Resources Group Ltd.	18,893	4,790
ING Groep NV	17,538	172,522
Investor AB, Class B	5,402	88,243
JPMorgan Chase & Co.	3,421	430,635

Description	Number of Shares	Value

Kasikornbank PCL, NVDR	22,822	$87,546
Mitsubishi HC Capital, Inc.	6,197	26,589
Mitsubishi UFJ Financial Group, Inc.	139,620	656,809
Royal Bank of Canada	6,698	619,725
Societe Generale SA	7,229	165,921
Sumitomo Mitsui Financial Group, Inc.	11,078	310,895

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,667,934

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%
AT&T, Inc.	7,501	136,743
BT Group PLC	71,659	106,668
Hellenic Telecommunications Organization SA	30,324	476,486
Koninklijke KPN NV	138,774	388,253
KT Corp., ADR	12,142	154,325
Magyar Telekom Telecommunications PLC, ADR	6,004	20,684
Nippon Telegraph & Telephone Corp.	11,800	324,888
Orange SA	25,065	238,565
Proximus SADP	3,764	39,467
Swisscom AG	205	101,195
Telefonica Brasil SA	10,879	87,255
Telenor ASA	3,875	35,223
Telia Co. AB	14,721	38,998
Telkom Indonesia Persero Tbk PT	1,788,800	503,467
Turk Telekomunikasyon AS	87,767	58,419
Verizon Communications, Inc.	20,761	775,839

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,486,475

ELECTRIC UTILITIES – 1.2%
American Electric Power Co., Inc.	165	14,507
Chubu Electric Power Co., Inc.	4,011	32,666
Duke Energy Corp.	6,014	560,385
Edison International	8,029	482,061
Eversource Energy	3,701	282,312
Exelon Corp.	12,952	499,818
Iberdrola SA	51,836	526,357
Kansai Electric Power Co., Inc. (The)	1,221	9,254
Red Electrica Corp. SA	2,248	36,323

TOTAL ELECTRIC UTILITIES		$2,443,683

ELECTRICAL EQUIPMENT – 0.3%
Cosel Co. Ltd.	5,774	33,123
Nippon Carbon Co. Ltd.	2,100	59,528
Schneider Electric SE	2,726	345,529
Ushio, Inc.	17,487	181,814
Zumtobel Group AG	2,522	15,228

TOTAL ELECTRICAL EQUIPMENT		$635,222

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Ai Holdings Corp.	3,600	53,360
Alps Alpine Co. Ltd.	8,355	71,922
Amano Corp.	6,430	110,140
Amphenol Corp., Class A	2,048	155,300
Canon Marketing Japan, Inc.	3,011	63,583
Citizen Watch Co. Ltd.	4,288	18,023
Foxconn Technology Co. Ltd.	38,407	53,875
Halma PLC	2,102	50,984
Hon Hai Precision Industry Co. Ltd.	29,775	94,715

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Keyence Corp.	134	$50,754
Kyocera Corp.	2,250	112,595
Maruwa Co. Ltd.	449	52,873
Maxell Ltd.	6,481	53,829
Nippon Chemi-Con Corp.*	4,861	61,263
PAX Global Technology Ltd.	23,846	18,743
Shimadzu Corp.	1,734	45,771
Sunny Optical Technology Group Co. Ltd.	18,053	156,505

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,224,235

ENERGY EQUIPMENT & SERVICES – 0.5%
China Oilfield Services Ltd., Class H	318,000	358,120
Schlumberger NV	11,229	584,245
Trican Well Service Ltd.*	14,039	37,304

TOTAL ENERGY EQUIPMENT & SERVICES		$979,669

ENTERTAINMENT – 0.3%
Capcom Co. Ltd.	714	19,904
DeNA Co. Ltd.	6,608	86,258
NetEase, Inc., ADR	5,247	291,838
NetEase, Inc.	9,216	100,500
Nexon Co. Ltd.	1,733	29,102
Nintendo Co. Ltd.	1,620	66,131
Square Enix Holdings Co. Ltd.	1,304	58,230

TOTAL ENTERTAINMENT		$651,963

FOOD & STAPLES RETAILING – 1.1%
Atacadao SA	10,792	40,699
Carrefour SA	9,109	146,597
Costco Wholesale Corp.	572	286,858
J Sainsbury PLC	54,030	120,453
Jeronimo Martins SGPS SA	2,321	48,122
Koninklijke Ahold Delhaize NV	4,473	124,878
Marks & Spencer Group PLC*	12,904	15,612
Performance Food Group Co.*	14,658	762,802
Sundrug Co. Ltd.	6,479	150,761
Tesco PLC	37,100	91,517
Tsuruha Holdings, Inc.	2,751	160,033
Walmart, Inc.	3,158	449,478

TOTAL FOOD & STAPLES RETAILING		$2,397,810

FOOD PRODUCTS – 1.5%
Astral Foods Ltd.	4,870	46,678
Barry Callebaut AG	20	37,829
Campbell Soup Co.	694	36,720
Chocoladefabriken Lindt & Spruengli AG	8	76,697
General Mills, Inc.	1,986	162,018
Hormel Foods Corp.	1,938	90,020
Kellogg Co.	11,742	902,020
MEIJI Holdings Co. Ltd.	767	31,568
Nestle SA	9,293	1,011,943
Nisshin Seifun Group, Inc.	1,867	20,190
Nissin Foods Holdings Co. Ltd.	608	39,376
Nomad Foods Ltd.*	31,881	490,967
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	149,321	10,818
Ulker Biskuvi Sanayi AS*	32,173	45,457

Description	Number of Shares	Value

WH Group Ltd.	105,166	$53,188
Yihai International Holding Ltd.*	19,276	31,727

TOTAL FOOD PRODUCTS		$3,087,216

GAS UTILITIES – 0.4%
China Gas Holdings Ltd.	39,059	34,632
Enagas SA	5,579	90,559
ENN Energy Holdings Ltd.	35,918	357,137
Osaka Gas Co. Ltd.	1,753	25,960
Snam SpA	10,479	46,622
Tokyo Gas Co. Ltd.	1,488	26,589
UGI Corp.	6,343	224,098

TOTAL GAS UTILITIES		$805,597

HEALTH CARE EQUIPMENT & SUPPLIES – 2.4%
Abbott Laboratories	1,157	114,474
Asahi Intecc Co. Ltd.	1,955	33,316
Baxter International, Inc.	8,069	438,550
Becton Dickinson & Co.	11	2,596
Boston Scientific Corp.*	12,692	547,152
Coloplast A/S, Class B	658	73,361
DexCom, Inc.*	2,896	349,779
DiaSorin SpA	140	18,304
Hoya Corp.	542	50,575
ICU Medical, Inc.*	3,398	504,297
Insulet Corp.*	687	177,803
Koninklijke Philips NV	28,153	356,625
Medtronic PLC	15,829	1,382,505
Paramount Bed Holdings Co. Ltd.	1,971	35,100
Siemens Healthineers AG	1,562	71,903
Stryker Corp.	3,635	833,287
Sysmex Corp.	674	36,389

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$5,026,016

HEALTH CARE PROVIDERS & SERVICES – 2.8%
Alfresa Holdings Corp.	6,525	75,082
BML, Inc.	2,840	64,270
Chemed Corp.	1,351	630,741
Elevance Health, Inc.	1,642	897,796
Fresenius SE & Co. KGaA	6,345	146,101
HCA Healthcare, Inc.	4,423	961,870
Humana, Inc.	1,910	1,065,933
McKesson Corp.	1,422	553,684
Netcare Ltd.	79,577	67,496
UnitedHealth Group, Inc.	2,621	1,455,048

TOTAL HEALTH CARE PROVIDERS & SERVICES		$5,918,021

HOTELS, RESTAURANTS & LEISURE – 1.6%
Choice Hotels International, Inc.	3,430	445,351
Compass Group PLC	26,361	555,189
Evolution AB	644	60,252
H World Group Ltd., ADR	7,444	201,584
Hilton Worldwide Holdings, Inc.	3,097	418,900
La Francaise des Jeux SAEM	582	18,980
McDonald’s Corp.	4,911	1,339,033
McDonald’s Holdings Co. Japan Ltd.	765	26,547
Sands China Ltd.*	165,400	288,673

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,354,509

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

HOUSEHOLD DURABLES – 0.7%
Casio Computer Co. Ltd.	9,180	$79,888
Coway Co. Ltd.	1,902	73,840
De’ Longhi SpA	4,303	74,290
Garmin Ltd.	1,111	97,812
Nikon Corp.	7,225	69,920
NVR, Inc.*	149	631,425
Persimmon PLC	2,420	36,217
Sekisui Chemical Co. Ltd.	3,181	39,791
Sekisui House Ltd.	8,502	141,514
Sony Group Corp.	2,070	139,044

TOTAL HOUSEHOLD DURABLES		$1,383,741

HOUSEHOLD PRODUCTS – 1.4%
Clorox Co. (The)	226	33,005
Colgate-Palmolive Co.	14,541	1,073,707
Henkel AG & Co. KGaA	1,582	92,945
Procter & Gamble Co. (The)	6,940	934,610
Reckitt Benckiser Group PLC	11,777	780,639
Unicharm Corp.	1,387	42,274

TOTAL HOUSEHOLD PRODUCTS		$2,957,180

INDUSTRIAL CONGLOMERATES – 0.2%
3M Co.	1,819	228,812
Honeywell International, Inc.	514	104,866

TOTAL INDUSTRIAL CONGLOMERATES		$333,678

INSURANCE – 8.3%
Admiral Group PLC	996	23,038
Ageas SA	2,949	102,090
AIA Group Ltd.	285,372	2,161,289
Arch Capital Group Ltd.*	9,252	531,990
Arthur J. Gallagher & Co.	6,256	1,170,372
Assicurazioni Generali SpA	8,981	134,818
AXA SA	60,891	1,504,388
Baloise Holding AG	213	29,099
Brown & Brown, Inc.	783	46,033
Caixa Seguridade Participacoes S/A	61,224	104,420
China Pacific Insurance Group Co. Ltd., Class H	51,800	83,544
China Reinsurance Group Corp., Class H	987,937	52,231
Chubb Ltd.	3,829	822,814
Dai-ichi Life Holdings, Inc.	17,024	269,909
Enstar Group Ltd.*	2,065	414,074
Gjensidige Forsikring ASA	614	11,216
Globe Life, Inc.	9,156	1,057,701
Intact Financial Corp.	16,915	2,570,246
Markel Corp.*	518	624,760
Marsh & McLennan Cos., Inc.	4,403	711,040
MetLife, Inc.	8,927	653,546
MS&AD Insurance Group Holdings, Inc.	11,777	312,137
Old Mutual Ltd.	133,038	75,613
Phoenix Group Holdings PLC	362	2,252
Principal Financial Group, Inc.	6,786	598,050
Progressive Corp. (The)	10,357	1,329,839
Sampo OYJ, Class A	2,437	111,459
SCOR SE	5,326	80,135
Swiss Life Holding AG	32	15,496
T&D Holdings, Inc.	82,898	817,858

Description	Number of Shares	Value

Tokio Marine Holdings, Inc.	41,866	$757,668
Tongyang Life Insurance Co. Ltd.	8,020	28,827
Travelers Cos., Inc. (The)	601	110,860
Willis Towers Watson PLC	367	80,083
Zurich Insurance Group AG	290	123,750

TOTAL INSURANCE		$17,522,645

INTERACTIVE MEDIA & SERVICES – 2.0%
Alphabet, Inc., Class A*	18,420	1,740,874
Alphabet, Inc., Class C*	7,729	731,627
Baidu, Inc., Class A*	6,986	66,837
Meta Platforms, Inc., Class A*	3,884	361,834
Tencent Holdings Ltd.	38,424	1,006,411
ZoomInfo Technologies, Inc.*	6,075	270,520

TOTAL INTERACTIVE MEDIA & SERVICES		$4,178,103

INTERNET & DIRECT MARKETING RETAIL – 1.8%
Alibaba Group Holding Ltd.*	13,853	108,447
Alibaba Group Holding Ltd., ADR*	4,950	314,721
Amazon.com, Inc.*	20,769	2,127,576
ASKUL Corp.	17,549	183,521
JD.com, Inc., ADR	9,407	350,787
Meituan, Class B*	48,439	770,122

TOTAL INTERNET & DIRECT MARKETING RETAIL		$3,855,174

IT SERVICES – 5.2%
Accenture PLC, Class A	4,297	1,219,918
Automatic Data Processing, Inc.	3,260	787,942
BIPROGY Inc	2,673	57,794
Capgemini SE	5,400	887,201
Cognizant Technology Solutions Corp., Class A	6,124	381,219
Edenred	11,951	613,677
EPAM Systems, Inc.*	185	64,750
Fidelity National Information Services, Inc.	12,931	1,073,144
FleetCor Technologies, Inc.*	1,707	317,707
Gartner, Inc.*	2,236	675,093
Global Payments, Inc.	3,561	406,880
GoDaddy, Inc., Class A*	17,518	1,408,447
International Business Machines Corp.	717	99,154
Jack Henry & Associates, Inc.	242	48,172
Mastercard, Inc., Class A	3,012	988,478
Nomura Research Institute Ltd.	470	10,447
NS Solutions Corp.	3,884	89,463
Obic Co. Ltd.	369	55,513
Paychex, Inc.	1,080	127,775
Sopra Steria Group SACA	201	26,618
Visa, Inc., Class A	7,187	1,488,859
Western Union Co. (The)	1,258	16,996

TOTAL IT SERVICES		$10,845,247

LEISURE PRODUCTS – 0.1%
Bandai Namco Holdings, Inc.	876	57,982
Sega Sammy Holdings, Inc.	3,050	39,075
Shimano, Inc.	411	63,780

TOTAL LEISURE PRODUCTS		$160,837

LIFE SCIENCES TOOLS & SERVICES – 0.7%
Agilent Technologies, Inc.	983	135,998

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

CMIC Holdings Co. Ltd.	1,630	$18,427
Danaher Corp.	2,915	733,618
ICON PLC*	1,799	355,914
Sartorius Stedim Biotech	153	48,566
Thermo Fisher Scientific, Inc.	449	230,773

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,523,296

MACHINERY – 2.5%
Amada Co. Ltd.	9,800	69,004
CNH Industrial NV	36,164	468,360
Daimler Truck Holding AG*	6,618	176,586
Duerr AG	2,921	77,305
Fortive Corp.	14,568	930,895
Graco, Inc.	2,822	196,355
Hino Motors Ltd.*	16,942	70,414
Hisaka Works Ltd.	3,030	17,219
IDEX Corp.	2,325	516,871
Kone OYJ, Class B	9,988	409,138
Makino Milling Machine Co. Ltd.	2,579	79,697
Makita Corp.	5,771	105,566
MISUMI Group, Inc.	2,234	47,776
Mitsubishi Heavy Industries Ltd.	1,827	62,909
Nordson Corp.	100	22,500
OKUMA Corp.	3,480	116,784
OSG Corp.	5,490	69,892
Otis Worldwide Corp.	7,387	521,818
PACCAR, Inc.	5,849	566,359
Schindler Holding AG	353	57,550
SKF AB, Class B	10,655	154,210
SMC Corp.	182	73,586
Spirax-Sarco Engineering PLC	408	50,299
Sumitomo Heavy Industries Ltd.	5,170	98,153
THK Co. Ltd.	9,431	164,778
Toyota Industries Corp.	1,625	83,712
Wartsila OYJ Abp	13,784	93,992

TOTAL MACHINERY		$5,301,728

MARINE – 0.0%**
Kuehne + Nagel International AG	151	32,180

MEDIA – 1.4%
Cable One, Inc.	366	314,551
Comcast Corp., Class A	20,788	659,811
Criteo SA, ADR*	561	14,306
Fuji Media Holdings, Inc.	4,480	31,183
Hakuhodo DY Holdings, Inc.	6,617	55,893
Megacable Holdings SAB de CV	26,500	55,199
Metropole Television SA	5,381	55,677
Nippon Television Holdings, Inc.	17,424	130,069
Omnicom Group, Inc.	5,626	409,291
Publicis Groupe SA	8,058	451,839
RTL Group SA	2,634	89,389
Television Francaise 1	12,404	78,698
TV Asahi Holdings Corp.	6,669	62,521
WPP PLC	53,588	470,743

TOTAL MEDIA		$2,879,170

Description	Number of Shares	Value

METALS & MINING – 1.3%
Anglo American PLC	17,191	$514,256
Asahi Holdings, Inc.	4,830	61,685
Barrick Gold Corp.	8,564	128,804
Centamin PLC	60,359	61,412
Centerra Gold, Inc.	11,825	54,944
Eldorado Gold Corp.*	9,477	52,976
Endeavour Mining PLC	4,840	86,082
Fresnillo PLC	5,181	43,314
Glencore PLC	88,762	508,452
Harmony Gold Mining Co. Ltd., ADR	14,723	41,224
Hitachi Metals Ltd.*	2,053	29,988
Kinross Gold Corp.	6,097	22,132
Kyoei Steel Ltd.	5,891	52,019
Maruichi Steel Tube Ltd.	3,657	69,134
Nakayama Steel Works Ltd.	4,017	17,209
Neturen Co. Ltd.	5,935	26,702
Norsk Hydro ASA	4,106	26,059
OceanaGold Corp.*	30,595	44,466
Resolute Mining Ltd.*	50,624	6,476
Rio Tinto PLC	12,779	664,895
Yamato Kogyo Co. Ltd.	3,703	107,582
Yodogawa Steel Works Ltd.	2,073	33,752

TOTAL METALS & MINING		$2,653,563

MULTILINE RETAIL – 0.1%
Dollar General Corp.	747	190,522
Ryohin Keikaku Co. Ltd.	8,500	80,087

TOTAL MULTILINE RETAIL		$270,609

MULTI-UTILITIES – 0.9%
Centrica PLC	21,459	18,855
Consolidated Edison, Inc.	1,180	103,793
Dominion Energy, Inc.	5,198	363,704
Engie SA	19,575	254,464
National Grid PLC	89,576	974,251
WEC Energy Group, Inc.	1,048	95,714

TOTAL MULTI-UTILITIES		$1,810,781

OIL, GAS & CONSUMABLE FUELS – 3.7%
ARC Resources Ltd.	5,253	73,955
BP PLC	83,252	458,081
Cameco Corp.	3,950	93,680
Chevron Corp.	2,714	490,962
ConocoPhillips	3,497	440,937
Coterra Energy, Inc.	11,903	370,540
Diamondback Energy, Inc.	2,518	395,603
Enbridge, Inc.	19,732	768,800
Eni SpA	29,846	390,931
Exxon Mobil Corp.	2,559	283,563
Inpex Corp.	11,379	116,166
Japan Petroleum Exploration Co. Ltd.	1,430	37,122
Shell PLC	22,629	623,860
TC Energy Corp.	15,669	688,247
TotalEnergies SE	38,241	2,082,321
TotalEnergies SE, ADR	6,862	375,832
Ultrapar Participacoes SA	35,495	92,491

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

YPF SA, ADR*	3,996	$30,529

TOTAL OIL, GAS & CONSUMABLE FUELS		$7,813,620

PERSONAL PRODUCTS – 0.1%
Haleon PLC*	571	1,755
Kobayashi Pharmaceutical Co. Ltd.	512	27,202
Unilever PLC	3,739	170,422

TOTAL PERSONAL PRODUCTS		$199,379

PHARMACEUTICALS – 7.0%
Astellas Pharma, Inc.	7,838	107,875
AstraZeneca PLC	14,010	1,647,476
AstraZeneca PLC, ADR	17,314	1,018,236
Bristol-Myers Squibb Co.	3,411	264,250
Chugai Pharmaceutical Co. Ltd.	6,270	145,476
Daiichi Sankyo Co. Ltd.	3,325	106,596
Eisai Co. Ltd.	1,119	67,534
Eli Lilly & Co.	3,404	1,232,554
GSK PLC	456	7,472
Johnson & Johnson	10,872	1,891,402
Kissei Pharmaceutical Co. Ltd.	2,613	46,199
Kyowa Kirin Co. Ltd.	4,040	95,230
Merck & Co., Inc.	12,316	1,246,379
Nippon Shinyaku Co. Ltd.	1,917	106,231
Novartis AG	35,566	2,873,410
Novo Nordisk A/S, Class B	1,441	156,660
Ono Pharmaceutical Co. Ltd.	6,552	154,045
Otsuka Holdings Co. Ltd.	1,968	63,079
Pfizer, Inc.	42,629	1,984,380
Roche Holding AG	2,197	729,627
Roche Holding AG	178	72,206
Sanofi	1,447	124,882
Takeda Pharmaceutical Co. Ltd.	8,351	220,043
UCB SA	4,366	329,298

TOTAL PHARMACEUTICALS		$14,690,540

PROFESSIONAL SERVICES – 1.9%
Adecco Group AG*	4,844	151,606
BeNext-Yumeshin Group Co.	8,159	98,658
Bureau Veritas SA	47,819	1,184,736
en Japan, Inc.	4,000	69,646
Experian PLC	15,332	487,745
Hays PLC	73,145	92,187
Nihon M&A Center Holdings, Inc.	1,666	18,857
Pagegroup PLC	14,794	71,629
Recruit Holdings Co. Ltd.	2,983	92,081
RELX PLC	1,141	30,632
Science Applications International Corp.	7,889	854,694
SGS SA	35	77,211
SThree PLC	8,009	34,167
Wolters Kluwer NV	6,269	666,309

TOTAL PROFESSIONAL SERVICES		$3,930,158

REAL ESTATE INVESTMENT TRUSTS – 1.6%
American Tower Corp.	4,783	990,990
British Land Co. PLC (The)	14,543	61,024
Brixmor Property Group, Inc.	22,007	468,969
Daiwa House REIT Investment Corp.	21	42,369

Description	Number of Shares	Value

Japan Real Estate Investment Corp.	12	$50,277
Land Securities Group PLC	9,965	65,185
LaSalle Logiport REIT	75	80,046
Medical Properties Trust, Inc.	16,534	189,314
Nippon Building Fund, Inc.	12	53,344
Nomura Real Estate Master Fund, Inc.	38	43,317
Public Storage	2,638	817,121
VICI Properties, Inc.	10,087	322,986
Welltower, Inc.	2,836	173,109

TOTAL REAL ESTATE INVESTMENT TRUSTS		$3,358,051

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%
CK Asset Holdings Ltd.	24,922	137,792
Daito Trust Construction Co. Ltd.	152	15,037
Daiwa House Industry Co. Ltd.	893	18,089
Mitsubishi Estate Co. Ltd.	23,780	299,539
Swiss Prime Site AG	1,151	92,875

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$563,332

ROAD & RAIL – 1.2%
AMERCO	645	370,997
Canadian National Railway Co.	16,197	1,918,887
Uber Technologies, Inc.*	12,945	343,949

TOTAL ROAD & RAIL		$2,633,833

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.0%
ams-OSRAM AG*	9,655	54,728
ASM Pacific Technology Ltd.	14,680	80,790
Disco Corp.	276	66,265
Intel Corp.	7,291	207,283
Mimasu Semiconductor Industry Co. Ltd.	4,000	61,979
Miraial Co. Ltd.	2,160	23,024
Optorun Co. Ltd.	3,970	56,495
Rohm Co. Ltd.	1,370	96,465
Taiwan Semiconductor Manufacturing Co. Ltd.	31,000	375,204
Texas Instruments, Inc.	6,146	987,232
Tokyo Seimitsu Co. Ltd.	1,229	37,070

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$2,046,535

SOFTWARE – 3.8%
ANSYS, Inc.*	287	63,473
Autodesk, Inc.*	1,560	334,308
Black Knight, Inc.*	14,638	885,160
Constellation Software, Inc.	944	1,364,977
Dassault Systemes SE	2,750	92,265
Kingdee International Software Group Co. Ltd.*	115,263	188,540
Microsoft Corp.	19,185	4,453,414
Palo Alto Networks, Inc.*	2,247	385,563
Roper Technologies, Inc.	347	143,845
Topicus.com, Inc.*	683	35,445
Trend Micro, Inc.	555	28,031
Tyler Technologies, Inc.*	136	43,973

TOTAL SOFTWARE		$8,018,994

SPECIALTY RETAIL – 1.6%
Adastria Co. Ltd.	3,032	41,230
CarMax, Inc.*	3,302	208,059
CECONOMY AG	14,358	23,398

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

China Meidong Auto Holdings Ltd.	61,861	$81,329
China Tourism Group Duty Free Corp. Ltd., Class H*	1,182	23,385
Hikari Tsushin, Inc.	886	107,074
Home Depot, Inc. (The)	2,021	598,479
Industria de Diseno Textil SA	25,710	582,858
Kingfisher PLC	22,155	55,617
K’s Holdings Corp.	7,420	58,184
Nitori Holdings Co. Ltd.	363	33,042
Shimamura Co. Ltd.	387	31,310
TJX Cos., Inc. (The)	16,941	1,221,446
Ulta Beauty, Inc.*	708	296,914
USS Co. Ltd.	2,101	31,749
Xebio Holdings Co. Ltd.	7,258	49,251

TOTAL SPECIALTY RETAIL		$3,443,325

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.8%
Apple, Inc.	22,475	3,446,317
Canon, Inc.	3,463	73,454
Catcher Technology Co. Ltd.	15,837	83,307
Elecom Co. Ltd.	5,840	54,200
Quadient SA	4,169	58,669

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$3,715,947

TEXTILES, APPAREL & LUXURY GOODS – 0.7%
Hermes International	100	129,510
Li Ning Co. Ltd.	16,500	85,341
Lululemon Athletica, Inc.*	1,003	330,027
NIKE, Inc., Class B	7,924	734,396
Sanyo Shokai Ltd.*	2,000	15,831
Swatch Group AG (The)	619	139,335
Yue Yuen Industrial Holdings Ltd.	37,149	37,766

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,472,206

TOBACCO – 0.8%
British American Tobacco PLC	14,390	566,612
Philip Morris International, Inc.	13,041	1,197,816

TOTAL TOBACCO		$1,764,428

TRADING COMPANIES & DISTRIBUTORS – 1.5%
AerCap Holdings NV*	13,818	738,019
Brenntag SE	15,314	929,837
Fastenal Co.	7,063	341,355
Inaba Denki Sangyo Co. Ltd.	2,700	50,443
ITOCHU Corp.	7,556	195,589
Marubeni Corp.	2,096	18,367
Mitsubishi Corp.	6,050	164,010
MonotaRO Co. Ltd.	364	5,552
Rexel SA*	3,841	68,724
SIG PLC*	31,231	11,121
Sumitomo Corp.	5,067	64,592
Triton International Ltd.	8,307	504,152

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,091,761

Description	Number of Shares	Value

TRANSPORTATION INFRASTRUCTURE – 0.0%**
Kamigumi Co. Ltd.	5,638	$107,228

WATER UTILITIES – 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	10,354	120,588
Severn Trent PLC	1,386	39,784

TOTAL WATER UTILITIES		$160,372

WIRELESS TELECOMMUNICATION SERVICES – 1.2%
Empresa Nacional de Telecomunicaciones SA	18,032	56,292
KDDI Corp.	54,448	1,609,328
MTN Group Ltd.	3,017	21,326
SoftBank Corp.	5,730	56,473
T-Mobile US, Inc.*	5,049	765,226
Turkcell Iletisim Hizmetleri AS	42,989	59,215

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,567,860

TOTAL COMMON STOCKS (Cost $ 177,643,281)		$192,976,658

EXCHANGE-TRADED FUNDS – 0.4%

EQUITY FUNDS – 0.4%
iShares Core MSCI EAFE ETF	2,198	122,473
iShares MSCI ACWI ETF	7,843	649,165
NEXT FUNDS TOPIX ETF	3,340	45,081

TOTAL EXCHANGE-TRADED FUNDS (Cost $ 910,011)		$816,719

PREFERRED STOCKS – 0.2%

CONSUMER STAPLES – 0.1%
Henkel AG & Co. KGaA 1.85%	1,978	124,675

FINANCIALS – 0.1%
Banco Bradesco SA 4.17%	66,900	256,695

MATERIALS – 0.0%**
Fuchs Petrolub SE 1.02%	3,380	96,868

TOTAL PREFERRED STOCKS (Cost $ 497,989)		$478,238

MONEY MARKET FUND – 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares 2.91%^	9,044,910	9,044,910

TOTAL MONEY MARKET FUND (Cost $ 9,044,910)		$9,044,910

TOTAL INVESTMENTS – 96.8% (COST $ 188,096,191)		$203,316,525
OTHER ASSETS LESS LIABILITIES – 3.2%		6,713,905

TOTAL NET ASSETS – 100.0%		$210,030,430

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	20

Wilmington Global Alpha Equities Fund (continued)

  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total
Assets

Investments in Securities
Common Stocks
Aerospace & Defense	$5,105,236	$—	$—		$5,105,236
Air Freight & Logistics	1,571,678	—	—		1,571,678
Airlines	587,784	—	—		587,784
Auto Components	993,266	—	—		993,266
Automobiles	2,084,153	—	—		2,084,153
Banks	7,533,076	—	—	(a)	7,533,076
Beverages	2,838,169	—	—		2,838,169
Biotechnology	791,794	—	—		791,794
Building Products	2,383,126	—	—		2,383,126
Capital Markets	6,665,952	—	—		6,665,952
Chemicals	2,684,763	—	—		2,684,763
Commercial Services & Supplies	3,221,963	—	—		3,221,963
Communications Equipment	2,136,688	—	—		2,136,688
Construction & Engineering	1,610,434	—	—		1,610,434
Construction Materials	522,311	—	—		522,311
Consumer Finance	1,285,297	—	—		1,285,297
Containers & Packaging	226,253	—	—		226,253
Distributors	761,834	—	—		761,834
Diversified Consumer Services	9,030	—	—		9,030
Diversified Financial Services	4,667,934	—	—		4,667,934
Diversified Telecommunication Services	3,486,475	—	—		3,486,475
Electric Utilities	2,443,683	—	—		2,443,683
Electrical Equipment	635,222	—	—		635,222
Electronic Equipment, Instruments & Components	1,224,235	—	—		1,224,235
Energy Equipment & Services	979,669	—	—		979,669
Entertainment	651,963	—	—		651,963
Food & Staples Retailing	2,397,810	—	—		2,397,810
Food Products	3,087,216	—	—		3,087,216
Gas Utilities	805,597	—	—		805,597
Health Care Equipment & Supplies	5,026,016	—	—		5,026,016
Health Care Providers & Services	5,918,021	—	—		5,918,021
Hotels, Restaurants & Leisure	3,354,509	—	—		3,354,509
Household Durables	1,383,741	—	—		1,383,741
Household Products	2,957,180	—	—		2,957,180
Industrial Conglomerates	333,678	—	—		333,678
Insurance	17,522,645	—	—		17,522,645
Interactive Media & Services	4,178,103	—	—		4,178,103
Internet & Direct Marketing Retail	3,855,174	—	—		3,855,174
IT Services	10,845,247	—	—		10,845,247
Leisure Products	160,837	—	—		160,837
Life Sciences Tools & Services	1,523,296	—	—		1,523,296
Machinery	5,301,728	—	—		5,301,728
Marine	32,180	—	—		32,180
Media	2,879,170	—	—		2,879,170
Metals & Mining	2,653,563	—	—		2,653,563
Multiline Retail	270,609	—	—		270,609
Multi-Utilities	1,810,781	—	—		1,810,781
Oil, Gas & Consumable Fuels	7,813,620	—	—		7,813,620
Personal Products	199,379	—	—		199,379
Pharmaceuticals	14,690,540	—	—		14,690,540

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

21	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Professional Services	$3,930,158	$ —	$—	$3,930,158
Real Estate Investment Trusts	3,358,051	—	—	3,358,051
Real Estate Management & Development	563,332	—	—	563,332
Road & Rail	2,633,833	—	—	2,633,833
Semiconductors & Semiconductor Equipment	2,046,535	—	—	2,046,535
Software	8,018,994	—	—	8,018,994
Specialty Retail	3,443,325	—	—	3,443,325
Technology Hardware, Storage & Peripherals	3,715,947	—	—	3,715,947
Textiles, Apparel & Luxury Goods	1,472,206	—	—	1,472,206
Tobacco	1,764,428	—	—	1,764,428
Trading Companies & Distributors	3,091,761	—	—	3,091,761
Transportation Infrastructure	107,228	—	—	107,228
Water Utilities	160,372	—	—	160,372
Wireless Telecommunication Services	2,567,860	—	—	2,567,860
Exchange-Traded Funds	816,719	—	—	816,719
Preferred Stocks	478,238	—	—	478,238
Money Market Fund	9,044,910	—	—	9,044,910

Total Investments in Securities	$203,316,525	$ —	$—	$203,316,525

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$470,552	$—	$470,552
Financial Futures Contracts	3,893,335	—	—	3,893,335

Total Assets - Other Financial Instruments	$3,893,335	$470,552	$—	$4,363,887

Liabilities

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(16,366)	$—	$(16,366)
Financial Futures Contracts	(89,703)	—	—	(89,703)

Total Liabilities - Other Financial Instruments	$(89,703)	$(16,366)	$—	$(106,069)

(a)	Includes internally fair valued securities currently priced at zero ($0).
!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

*	Non-income producing security.
**	Represents less than 0.05%.
^	7-Day net yield.
(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound Sterling

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SpA	Societa per Azioni

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	22

Wilmington Global Alpha Equities Fund (concluded)

At October 31, 2022, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)

CONTRACTS SOLD

12/21/2022	Citibank N.A.	1,704,000 EUR	$1,685,322	$1,691,327	$ —	$(6,005)

12/21/2022	BMO Capital Markets	151,700,000 JPY	1,055,066	1,027,104	27,962	—

12/21/2022	Deutsche Bank AG	5,362,000 EUR	5,397,979	5,322,122	75,857	—

12/21/2022	TD Securities Ltd.	8,975,000 CAD	6,750,836	6,591,979	158,857	—

12/21/2022	Morgan Stanley	787,000,000 JPY	5,523,242	5,328,483	194,759	—

12/21/2022	Hong Kong & Shanghai Bank	373,000 GBP	418,180	428,541	—	(10,361)

12/21/2022	TD Securities Ltd.	5,072,000 GBP	5,840,357	5,827,240	13,117	—

UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$470,552	$(16,366)

At October 31, 2022, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

SHORT POSITIONS:

EXCHANGE-TRADED:

E-Mini Russell 2000 Index	December 2022	67	$6,331,401	$6,207,550	$ 123,851	$ —

E-Mini S&P 500 Index	December 2022	131	26,507,992	25,433,650	1,074,342	—

E-Mini S&P Mid 400 Index	December 2022	56	14,030,662	13,661,760	368,902	—

Euro STOXX 50 Index	December 2022	112	4,037,000	4,004,547	32,453	—

FTSE 100 Index	December 2022	51	4,379,999	4,156,949	223,050	—

HSCE Index	November 2022	146	4,884,020	4,593,160	290,860	—

MSCI EAFE Index	December 2022	323	30,137,662	28,357,785	1,779,877	—

S&P TSX 60 Index	December 2022	37	6,358,931	6,396,477	—	(37,546)

TOPIX Index	December 2022	36	4,610,811	4,662,968	—	(52,157)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$3,893,335	$(89,703)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2022. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

23

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Real Asset Fund

At October 31, 2022, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Real Estate Related Securities:
Real Estate Investment Trusts	27.3%
Exchange-Traded Funds	7.7%
Common Stocks	5.9%
Investment Companies	1.9%
Rights	0.0%(1)
Commodity Related Securities:
Investment Companies	39.4%
Exchange-Traded Funds	1.6%
Inflation Related Securities:
Exchange-Traded Funds	13.2%
Cash Equivalents(2)	3.0%
Cash Collateral Invested for Securities on Loan(3)	4.5%
Other Assets and Liabilities - Net(4)	(4.5)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Cash Collateral Invested for Securities on Loan include investments in money market funds and repurchase agreements.

(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2022 (unaudited)

Description	Number of Shares	Value

INFLATION RELATED SECURITIES – 13.2%

EXCHANGE-TRADED FUNDS – 13.2%

INFLATION-PROTECTED SECURITIES FUND – 13.2%

Schwab U.S. TIPS ETF#	1,057,900	$55,317,591

TOTAL EXCHANGE-TRADED FUNDS (COST $65,429,430)		$55,317,591

TOTAL INFLATION RELATED SECURITIES (COST $65,429,430)		$55,317,591

REAL ESTATE RELATED SECURITIES – 42.8%

COMMON STOCKS – 5.9%

CONSTRUCTION & ENGINEERING – 0.0%**

Ashtrom Group Ltd.[0]	—	2

DIVERSIFIED – 0.1%

Argosy Property Ltd.	78,356	53,984

Centuria Capital Group	52,289	56,357

Nomura Real Estate Master Fund, Inc.	403	459,387

TOTAL DIVERSIFIED		$569,728

DIVERSIFIED REAL ESTATE ACTIVITIES—2.5%

Airport City Ltd.*	6,600	109,360

Description	Number of Shares	Value

Allreal Holding AG	1,304	$186,742

City Developments Ltd.	43,700	235,540

Daito Trust Construction Co. Ltd.	5,900	583,671

Daiwa House Industry Co. Ltd.	57,200	1,158,656

DIC Asset AG	5,757	39,712

Gemdale Properties & Investment Corp. Ltd.	358,000	19,611

Heiwa Real Estate Co. Ltd.	4,300	119,432

Isras Investment Co. Ltd.	124	23,354

JINUSHI Co. Ltd.	1,900	26,195

Kerry Properties Ltd.	65,000	102,845

Lendlease Corp. Ltd.	58,795	326,816

Mitsubishi Estate Co. Ltd.	119,600	1,506,512

Mitsui Fudosan Co. Ltd.	82,900	1,588,645

New World Development Co. Ltd.	119,000	243,468

Nomura Real Estate Holdings, Inc.	11,500	260,248

Property & Building Corp. Ltd.*	345	25,590

SAMTY Co. Ltd.	3,100	49,014

Shun Tak Holdings Ltd.*	224,000	29,107

SRE Holdings Corp.*	300	7,647

St. Joe Co. (The)	2,746	97,565

Starts Corp., Inc.	3,100	54,830

Sumitomo Realty & Development Co. Ltd.	41,100	943,922

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	24

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Sun Frontier Fudousan Co. Ltd.	3,900	$30,136

Sun Hung Kai Properties Ltd.	132,000	1,420,114

Tokyo Tatemono Co. Ltd.	17,900	246,660

Tokyu Fudosan Holdings Corp.	51,600	261,999

UOL Group Ltd.	40,500	177,095

Wharf Holdings Ltd. (The)	122,000	348,920

YH Dimri Construction & Development Ltd.	637	38,759

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$10,262,165

INDUSTRIAL – 0.0%**

Nexus Industrial REIT	3,140	20,421

OFFICE – 0.0%**

Precinct Properties New Zealand Ltd.	110,972	79,681

REAL ESTATE DEVELOPMENT – 0.6%

Aedas Homes SA	1,862	24,179

BUWOG AG Escrow Shares(1)	3,077	—

Cedar Woods Properties Ltd.	7,515	18,988

CK Asset Holdings Ltd.	170,000	939,914

DREAM Unlimited Corp., Class A	1,602	29,221

Far East Consortium International Ltd.	85,800	19,347

Forestar Group, Inc.*	1,558	18,042

Goldcrest Co. Ltd.	1,500	17,654

Greenland Hong Kong Holdings Ltd.	101,000	5,211

Henderson Land Development Co. Ltd.	111,735	273,585

Howard Hughes Corp. (The)*	3,529	216,504

Immobel SA	315	12,888

Instone Real Estate Group SE	5,505	40,095

K Wah International Holdings Ltd.	135,000	37,836

Katitas Co. Ltd.	4,100	91,957

Lifestyle Communities Ltd.	8,810	98,900

Mirarth Holdings, Inc.	11,700	31,474

Nexity SA	5,723	114,699

Sino Land Co. Ltd.	274,000	292,861

Tosei Corp.	2,300	21,995

TOTAL REAL ESTATE DEVELOPMENT		$2,305,350

REAL ESTATE OPERATING COMPANIES –2.7%

ADLER Group SA*	15,042	22,328

Aeon Mall Co. Ltd.	10,600	115,271

AFI Properties Ltd.	503	15,089

Akelius Residential Property AB, Class D	21,145	36,569

Alony Hetz Properties & Investments Ltd.	12,795	150,272

Amot Investments Ltd.	20,799	125,964

Aroundtown SA	93,245	185,036

Atrium Ljungberg AB, Class B	4,173	55,823

Azrieli Group Ltd.	3,773	279,861

Big Shopping Centers Ltd.	1,156	129,748

Blue Square Real Estate Ltd.	878	58,367

CA Immobilien Anlagen AG	4,455	140,665

Capitaland India Trust	77,600	61,396

Capitaland Investment Ltd.	212,900	452,691

Castellum AB	24,414	279,271

Catena AB	3,309	112,506

Cibus Nordic Real Estate AB	6,754	92,276

Citycon OYJ*	7,281	45,367

Description	Number of Shares	Value

CTP NV	5,776	$59,935

Deutsche Wohnen SE	5,914	119,345

DigitalBridge Group, Inc.	10,460	133,888

Dios Fastigheter AB	7,746	50,898

Electra Real Estate Ltd.	2,021	24,851

Entra ASA	15,547	141,395

Fabege AB	23,153	168,135

Fastighets AB Balder, Class B*	53,856	202,401

FRP Holdings, Inc.*	573	34,741

G City, Ltd.	8,975	29,006

Gav-Yam Lands Corp. Ltd.	5,012	42,552

Grainger PLC	65,116	169,512

Grand City Properties SA	10,219	99,474

Hang Lung Group Ltd.	79,000	102,453

Hang Lung Properties Ltd.	157,000	197,409

Helical PLC	12,067	45,667

Hongkong Land Holdings Ltd.	99,700	383,845

Hufvudstaden AB, Class A	11,486	136,902

Hulic Co. Ltd.	50,500	366,791

Hysan Development Co. Ltd.	56,001	122,138

Ichigo, Inc.	19,800	44,608

Intershop Holding AG	171	103,999

Israel Canada T.R Ltd.	9,850	28,433

Keihanshin Building Co. Ltd.	4,900	43,597

Kennedy-Wilson Holdings, Inc.	10,343	171,797

Kojamo OYJ	12,869	167,493

LEG Immobilien SE	6,371	416,301

Leopalace21 Corp.*	25,000	47,581

Mega Or Holdings Ltd.	1,802	52,425

Melisron Ltd.	2,063	153,198

Mivne Real Estate KD Ltd.	49,729	154,807

Mobimo Holding AG	620	144,575

Norstar Holdings, Inc.	2,349	12,205

NP3 Fastigheter AB	3,018	47,998

Nyfosa AB	13,690	81,771

Pandox AB*	7,020	85,960

Phoenix Spree Deutschland Ltd.	8,227	24,908

Platzer Fastigheter Holding AB, Class B	4,270	26,491

PSP Swiss Property AG	3,915	418,340

Sagax AB, Class D	19,966	48,101

Sagax AB, Class B	15,337	282,815

Samhallsbyggnadsbolaget i Norden AB, Class D	21,008	34,553

Samhallsbyggnadsbolaget i Norden AB	68,059	93,571

Shurgard Self Storage SA	2,600	113,184

Sirius Real Estate Ltd.	80,598	65,163

Summit Real Estate Holdings Ltd.	2,479	34,601

Swire Properties Ltd.	89,800	172,515

Swiss Prime Site AG	6,660	537,403

TAG Immobilien AG	10,868	68,147

TKP Corp.*	1,700	34,470

TOC Co. Ltd.	5,500	28,629

Tricon Residential, Inc.	22,054	185,841

VGP NV	947	71,875

Vonovia SE	66,878	1,480,465

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

25	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Wallenstam AB, Class B	35,212	$124,313

WeWork, Inc., Class A*,#	19,874	51,076

Wharf Real Estate Investment Co. Ltd.	132,000	520,456

Wihlborgs Fastigheter AB	22,830	149,702

TOTAL REAL ESTATE OPERATING COMPANIES		$11,313,205

RESIDENTIAL – 0.0%**

Bluerock Homes Trust, Inc.*	675	17,077

RETAIL – 0.0%**

Eurocommercial Properties NV	4,984	109,640

Kiwi Property Group Ltd.	181,673	95,591

TOTAL RETAIL		$205,231

TOTAL COMMON STOCKS (COST $32,634,484)		$24,772,860

EXCHANGE-TRADED FUNDS – 7.7%

REAL ESTATE – 7.7%

Balanced Commercial Property Trust Ltd.	64,435	61,701

Schwab U.S. REIT ETF#	912,200	17,614,582

Vanguard Global ex-U.S. Real Estate ETF	389,200	14,548,296

TOTAL REAL ESTATE		$32,224,579

TOTAL EXCHANGE-TRADED FUNDS (COST $33,954,655)		$32,224,579

INVESTMENT COMPANY – 1.9%

EQUITY FUNDS – 1.9%

Tortoise MLP & Pipeline Fund, Institutional Class	573,591	7,760,692

TOTAL INVESTMENT COMPANY (COST $7,188,284)		$7,760,692

REAL ESTATE INVESTMENT TRUSTS – 27.3%

DIVERSIFIED – 2.2%

Abacus Property Group	34,498	61,787

ABRDN PROPERTY INCOME TRUST, LTD.	30,168	19,167

Activia Properties, Inc.	64	189,596

AEW UK REIT PLC	21,753	22,202

Alexander & Baldwin, Inc.	7,229	140,821

American Assets Trust, Inc.	4,901	134,679

Armada Hoffler Properties, Inc.	5,648	66,025

Artis REIT	4,368	30,619

British Land Co. PLC (The)	79,967	335,553

Broadstone Net Lease, Inc.	15,059	258,111

Charter Hall Group	44,505	368,371

Charter Hall Long Wale REIT	56,185	156,334

CTO Realty Growth, Inc.#	1,579	31,738

Custodian REIT PLC	42,620	43,256

Daiwa House REIT Investment Corp.	181	365,177

Empire State Realty Trust, Inc., Class A	16,562	122,062

ESCON Japan REIT Investment Corp.	25	19,369

Essential Properties Realty Trust, Inc.	11,993	258,089

Gladstone Commercial Corp.	2,455	43,183

Global Net Lease, Inc.	11,392	139,552

GPT Group (The)	163,511	450,782

Growthpoint Properties Australia Ltd.	26,398	56,060

Description	Number of Shares	Value

H&R REIT	12,857	$105,793

Hankyu Hanshin REIT, Inc.	53	54,998

Heiwa REIT, Inc.	110	113,998

Hulic REIT, Inc.	120	140,502

ICADE	3,089	114,965

iStar, Inc.	7,596	79,606

Land Securities Group PLC	64,131	419,503

Lar Espana Real Estate Socimi SA	4,971	19,380

LXI REIT PLC	162,828	227,439

Merlin Properties Socimi SA	28,879	244,585

Mirvac Group	336,549	445,616

NIPPON REIT Investment Corp.	49	120,939

NTT UD REIT Investment Corp.	130	127,294

One Liberty Properties, Inc.	890	20,061

Picton Property Income Ltd. (The)	63,920	63,041

REIT 1 Ltd.	15,048	78,997

Schroder REIT Ltd.	45,679	23,730

Sekisui House REIT, Inc.	383	206,317

Star Asia Investment Corp.	162	61,773

Stockland	203,766	469,220

STORE Capital Corp.	22,924	728,983

Sunlight REIT	139,000	44,270

Suntec REIT	186,000	169,497

Takara Leben Real Estate Investment Corp.	43	29,323

Tokyu REIT, Inc.	96	136,677

Tosei REIT Investment Corp.	34	31,372

UK Commercial Property REIT Ltd.	66,143	46,270

United Urban Investment Corp.	266	281,215

WP Carey, Inc.	17,905	1,366,152

Yuexiu REIT	325,000	55,894

TOTAL DIVERSIFIED		$9,339,943

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

Sella Capital Real Estate Ltd.	19,590	50,406

HEALTH CARE – 2.2%

Aedifica SA	3,480	265,499

Assura PLC	251,668	161,479

CareTrust REIT, Inc.	8,198	153,139

Cofinimmo SA	2,516	208,736

Community Healthcare Trust, Inc.	1,841	63,699

Diversified Healthcare Trust	35,676	48,519

Global Medical REIT, Inc.	5,565	50,864

Health Care & Medical Investment Corp.	33	45,385

Healthcare Realty Trust, Inc.	32,829	667,414

Healthpeak Properties, Inc.	46,412	1,101,357

Impact Healthcare REIT PLC	38,181	45,888

LTC Properties, Inc.	3,551	137,317

Medical Properties Trust, Inc.	51,540	590,133

National Health Investors, Inc.	3,914	221,924

NorthWest Healthcare Properties REIT	10,602	83,580

Omega Healthcare Investors, Inc.	20,398	648,248

Parkway Life REIT	42,700	120,656

Physicians Realty Trust	19,384	291,923

Primary Health Properties PLC	117,554	149,775

Sabra Health Care REIT, Inc.	19,520	266,643

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	26

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Universal Health Realty Income Trust	1,459	$71,009

Ventas, Inc.	34,641	1,355,502

Vital Healthcare Property Trust	65,633	89,292

Welltower, Inc.	39,974	2,440,013

TOTAL HEALTH CARE		$9,277,994

HOTEL & RESORT – 1.0%

Apple Hospitality REIT, Inc.	18,128	310,351

Ashford Hospitality Trust, Inc.*	5,580	45,310

Braemar Hotels & Resorts, Inc.	5,100	25,143

CapitaLand Ascott Trust	173,500	117,048

CDL Hospitality Trusts	59,214	48,522

Chatham Lodging Trust*	5,931	76,925

DiamondRock Hospitality Co.	18,163	169,643

Far East Hospitality Trust	94,900	38,547

Hersha Hospitality Trust, Class A	6,231	57,014

Hoshino Resorts REIT, Inc.	27	128,195

Host Hotels & Resorts, Inc.	60,949	1,150,717

Invincible Investment Corp.	520	163,314

Japan Hotel REIT Investment Corp.	382	201,154

Mori Trust Hotel REIT, Inc.	19	18,030

Park Hotels & Resorts, Inc.	20,186	264,033

Pebblebrook Hotel Trust	10,735	172,190

RLJ Lodging Trust	14,219	173,045

Ryman Hospitality Properties, Inc.	4,700	417,924

Service Properties Trust	15,958	129,419

Summit Hotel Properties, Inc.	9,200	79,488

Sunstone Hotel Investors, Inc.	18,168	202,573

Xenia Hotels & Resorts, Inc.	9,642	164,685

TOTAL HOTEL & RESORT		$4,153,270

INDUSTRIAL – 4.8%

Advance Logistics Investment Corp.	45	44,003

AIMS APAC REIT	43,700	37,970

Americold Realty Trust, Inc.	22,771	552,197

CapitaLand Ascendas REIT	300,800	556,722

Centuria Industrial REIT	60,763	117,767

CRE Logistics REIT, Inc.	77	105,950

Dexus Industria REIT	20,663	35,025

Dream Industrial REIT	12,380	99,505

EastGroup Properties, Inc.	3,759	588,998

ESR-LOGOS REIT	212,393	51,013

First Industrial Realty Trust, Inc.	11,323	539,314

Frasers Logistics & Commercial Trust	286,420	222,564

GLP J-REIT	383	396,922

Goodman Group	147,340	1,602,183

Goodman Property Trust	90,440	108,844

Granite REIT	2,802	143,190

Indus Realty Trust, Inc.	409	21,182

Industrial & Infrastructure Fund Investment Corp.	177	186,886

Industrial Logistics Properties Trust	8,189	38,325

Innovative Industrial Properties, Inc.	2,424	262,034

Intervest Offices & Warehouses NV	2,092	45,380

Japan Logistics Fund, Inc.	78	167,074

LaSalle Logiport REIT	152	162,227

Description	Number of Shares	Value

LondonMetric Property PLC	83,533	$179,042

LXP Industrial Trust	24,141	233,685

Mapletree Industrial Trust	188,570	293,059

Mapletree Logistics Trust	273,250	293,402

Mitsubishi Estate Logistics REIT Investment Corp.	41	121,322

Mitsui Fudosan Logistics Park, Inc.	46	152,514

Montea NV	1,252	85,497

Nippon Prologis REIT, Inc.	228	477,635

Plymouth Industrial REIT, Inc.	2,273	41,914

Prologis, Inc.	80,013	8,861,440

Rexford Industrial Realty, Inc.	14,758	815,822

Segro PLC	104,692	942,477

SOSiLA Logistics REIT, Inc.	61	58,459

STAG Industrial, Inc.	15,373	485,633

Summit Industrial Income REIT	9,636	123,142

Terreno Realty Corp.	6,445	368,267

Tritax Big Box REIT PLC	159,430	256,517

Warehouses De Pauw	11,987	307,763

TOTAL INDUSTRIAL		$20,182,865

OFFICE – 2.7%

Alexandria Real Estate Equities, Inc.	12,838	1,865,361

Allied Properties REIT	5,736	111,112

Boston Properties, Inc.	12,246	890,284

Brandywine Realty Trust	15,708	103,044

Centuria Office REIT	38,286	36,857

Champion REIT	160,000	47,900

City Office REIT, Inc.	2,823	29,980

Corporate Office Properties Trust	9,587	255,494

Cousins Properties, Inc.	13,130	311,969

Covivio	4,040	216,395

Cromwell Property Group	136,773	61,241

Daiwa Office Investment Corp.	27	127,469

Derwent London PLC	9,577	237,670

Dexus	91,809	455,711

Douglas Emmett, Inc.	14,979	263,481

Dream Office REIT	3,839	43,424

Easterly Government Properties, Inc.	8,265	143,728

Equity Commonwealth	9,699	253,726

Franklin Street Properties Corp.	9,107	26,228

GDI Property Group Partnership	37,938	19,171

Gecina SA	4,641	413,929

Global One Real Estate Investment Corp.	81	62,536

Great Portland Estates PLC	24,043	141,723

Highwoods Properties, Inc.	8,953	252,743

Hudson Pacific Properties, Inc.	12,391	136,797

Ichigo Office REIT Investment Corp.	138	77,865

Inmobiliaria Colonial Socimi SA	26,612	140,307

Japan Excellent, Inc.	143	132,234

Japan Prime Realty Investment Corp.	85	230,657

Japan Real Estate Investment Corp.	121	506,964

JBG SMITH Properties	9,549	187,924

Kenedix Office Investment Corp.	74	168,459

Keppel Pacific Oak U.S. REIT	91,600	49,464

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

27	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Keppel REIT	160,800	$101,664

Kilroy Realty Corp.	8,967	383,250

Manulife U.S. REIT	149,700	54,641

Mirai Corp.	131	42,200

Mori Hills REIT Investment Corp.	139	152,092

Mori Trust Sogo REIT, Inc.	100	99,734

Nippon Building Fund, Inc.	147	653,465

NSI NV	1,341	32,071

Office Properties Income Trust	3,636	55,631

One REIT, Inc.	24	40,012

Orion Office REIT, Inc.	6,503	60,933

Orix JREIT, Inc.	236	316,635

Paramount Group, Inc.	17,642	114,144

Piedmont Office Realty Trust, Inc., Class A	11,198	117,019

Prime U.S. REIT	75,100	35,297

Prosperity REIT	87,000	18,398

Regional REIT Ltd.	34,529	26,451

Sankei Real Estate, Inc.	41	25,726

SL Green Realty Corp.	4,622	183,401

True North Commercial REIT	3,946	17,871

Veris Residential, Inc.*	9,191	145,494

Vornado Realty Trust	13,572	320,163

Workspace Group PLC	21,828	102,482

TOTAL OFFICE		$11,100,621

REAL ESTATE OPERATING COMPANIES – 0.0%**

CLS Holdings PLC	25,558	42,030

Seritage Growth Properties, Class A*,#	5,575	59,820

TOTAL REAL ESTATE OPERATING COMPANIES		$101,850

RESIDENTIAL – 4.2%

Advance Residence Investment Corp.	118	274,576

Altarea SCA	322	42,896

American Homes 4 Rent, Class A	25,859	825,936

Apartment Income REIT Corp.	13,631	523,839

Apartment Investment & Management Co., Class A	12,505	99,290

AvalonBay Communities, Inc.	11,981	2,098,113

Boardwalk REIT	1,785	63,520

BRT Apartments Corp.	1,574	34,880

Camden Property Trust	9,154	1,057,745

Canadian Apartment Properties REIT	7,253	224,615

Care Property Invest NV	2,075	33,712

Centerspace	1,616	111,989

Civitas Social Housing PLC	58,386	39,906

Clipper Realty, Inc.	9,929	70,397

Comforia Residential REIT, Inc.	60	127,308

Daiwa Securities Living Investments Corp.	192	149,008

Elme Communities	7,567	144,454

Empiric Student Property PLC	51,684	48,602

Equity LifeStyle Properties, Inc.	15,090	965,156

Equity Residential	29,354	1,849,889

Essex Property Trust, Inc.	5,607	1,246,100

Home REIT PLC	42,087	40,591

Independence Realty Trust, Inc.	18,837	315,708

Ingenia Communities Group	45,700	114,589

Description	Number of Shares	Value

InterRent REIT	6,334	$53,328

Invitation Homes, Inc.	52,446	1,662,014

Irish Residential Properties REIT PLC	33,709	36,444

Kenedix Residential Next Investment Corp.	94	137,686

Killam Apartment REIT	4,993	57,870

Mid-America Apartment Communities, Inc.	9,987	1,572,453

Minto Apartment REIT	1,676	16,399

Morguard North American Residential REIT	1,808	21,101

NexPoint Residential Trust, Inc.	1,717	78,295

Nippon Accommodations Fund, Inc.	43	183,053

PRS REIT PLC (The)	46,884	47,315

Samty Residential Investment Corp.	61	49,269

Starts Proceed Investment Corp.	19	30,296

Sun Communities, Inc.	10,639	1,434,669

Triple Point Social Housing REIT PLC	36,682	27,848

UDR, Inc.	26,349	1,047,636

UMH Properties, Inc.	3,166	55,532

UNITE Group PLC (The)	34,069	348,117

Xior Student Housing NV	1,779	50,018

TOTAL RESIDENTIAL		$17,412,162

RETAIL – 5.0%

Acadia Realty Trust	8,750	122,238

AEON REIT Investment Corp.	147	158,176

Agree Realty Corp.	6,887	473,137

Alexander’s, Inc.	134	31,475

Brixmor Property Group, Inc.	25,890	551,716

BWP Trust	42,243	110,245

Capital & Counties Properties PLC	79,998	98,255

CapitaLand China Trust	120,900	82,843

CapitaLand Integrated Commercial Trust	434,347	576,838

Carmila SA	5,913	82,744

CBL & Associates Properties, Inc.	2,691	77,312

Charter Hall Retail REIT	49,743	127,591

Choice Properties REIT	15,157	145,634

Crombie REIT	4,825	52,806

CT REIT	6,101	69,414

Federal Realty Investment Trust	6,137	607,440

First Capital REIT	8,708	101,312

Fortune REIT	131,000	83,610

Frasers Centrepoint Trust	104,623	153,727

Frontier Real Estate Investment Corp.	44	155,352

Fukuoka REIT Corp.	64	74,719

Getty Realty Corp.	3,846	121,111

Hamborner REIT AG	9,415	67,178

Hammerson PLC	292,015	64,046

Home Consortium Ltd.	25,444	78,121

HomeCo Daily Needs REIT	152,785	125,093

InvenTrust Properties Corp.	5,741	144,673

Japan Metropolitan Fund Invest	596	438,898

Kenedix Retail REIT Corp.	64	115,049

Kimco Realty Corp.	53,106	1,135,406

Kite Realty Group Trust	18,694	367,150

Klepierre SA*	16,650	334,846

Lendlease Global Commercial REIT	145,125	71,763

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	28

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Link REIT	183,000	$1,081,730

Macerich Co. (The)	18,185	202,399

Mapletree Pan Asia Commercial Trust	187,123	210,176

Mercialys SA	4,343	37,619

National Retail Properties, Inc.	15,208	639,192

Necessity Retail REIT, Inc. (The)	15,917	108,872

NETSTREIT Corp.	2,616	49,233

NewRiver REIT PLC	17,295	13,884

Phillips Edison & Co., Inc.	10,033	302,395

Primaris REIT	2,451	25,241

Realty Income Corp.	51,999	3,237,978

Regency Centers Corp.	13,330	806,598

Retail Estates NV	1,199	70,621

Retail Opportunity Investments Corp.	10,776	156,037

RioCan REIT	12,827	182,752

RPT Realty	7,659	71,229

Sasseur REIT	61,100	30,645

Saul Centers, Inc.	944	38,657

Scentre Group	448,640	832,220

Shaftesbury PLC	28,319	119,383

Shopping Centres Australasia Property Group	93,331	162,382

Simon Property Group, Inc.	28,370	3,091,763

SITE Centers Corp.	15,510	192,014

Slate Grocery REIT, Class U	2,915	30,298

SmartCentres REIT	7,835	153,554

Spirit Realty Capital, Inc.	11,802	458,272

Starhill Global REIT	158,600	57,699

Supermarket Income REIT PLC	106,288	124,938

Tanger Factory Outlet Centers, Inc.	9,051	163,009

Unibail-Rodamco-Westfield*	9,937	470,193

Urban Edge Properties	10,097	142,570

Urstadt Biddle Properties, Inc., Class A	3,106	58,206

Vastned Retail NV	2,088	42,404

Vicinity Ltd.	330,292	410,923

Waypoint REIT Ltd.	71,780	125,345

Wereldhave NV	2,996	36,714

Whitestone REIT	4,055	38,158

TOTAL RETAIL		$20,975,221

SPECIALIZED – 5.2%

Arena REIT	35,122	88,291

Automotive Properties REIT	3,080	26,949

Big Yellow Group PLC	14,761	190,608

Charter Hall Social Infrastructure REIT	35,768	79,390

CubeSmart	19,399	812,236

Digital Realty Trust, Inc.	24,794	2,485,599

EPR Properties	6,385	246,461

Equinix, Inc.	7,893	4,470,911

Extra Space Storage, Inc.	11,607	2,059,546

Farmland Partners, Inc.	2,902	40,657

Four Corners Property Trust, Inc.	6,869	175,984

Gaming and Leisure Properties, Inc.	22,142	1,109,757

Gladstone Land Corp.	3,132	63,736

Hotel Property Investments Ltd., REIT	17,262	34,340

Iron Mountain, Inc.	24,715	1,237,480

Description	Number of Shares	Value

Keppel DC REIT	117,495	$146,080

Life Storage, Inc.	7,292	806,568

National Storage Affiliates Trust	7,434	317,134

National Storage REIT	92,338	154,157

Public Storage	13,692	4,241,097

Rural Funds Group	32,605	53,182

Safehold, Inc.	2,099	61,396

Safestore Holdings PLC	18,091	187,447

VICI Properties, Inc.	83,237	2,665,249

TOTAL SPECIALIZED		$21,754,255

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $125,826,731)		$114,348,587

RIGHTS – 0.0%**

S IMMO AG*, Expire 12/30/22	5,122	—

TOTAL RIGHTS (COST $0)		$—

TOTAL REAL ESTATE RELATED SECURITIES (COST $199,604,154)		$179,106,718

COMMODITY RELATED SECURITIES – 41.0%

EXCHANGE-TRADED FUNDS – 1.6%

COMMODITY – 1.6%

SPDR S&P Global Natural Resources ETF#	119,300	6,535,254

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,945)		$6,535,254

INVESTMENT COMPANIES – 39.4%

COMMODITY – 39.4%

Vanguard Commodity Strategy Fund, Admiral Shares	1,272,380	39,049,348

DFA Commodity Strategy Portfolio, Institutional Class	22,293,035	116,592,574

Parametric Commodity Strategy Fund, Institutional Class	429,841	3,008,886

Credit Suisse Commodity Return Strategy Fund, Class I	225,985	6,164,871

TOTAL COMMODITY		$164,815,679

TOTAL INVESTMENT COMPANIES (COST $156,028,359)		$164,815,679

TOTAL COMMODITY RELATED SECURITIES (COST $161,131,304)		$171,350,933

SHORT-TERM INVESTMENTS – 3.0%

MONEY MARKET FUND – 3.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.91%^	12,417,300	12,417,300

TOTAL SHORT-TERM INVESTMENT (COST $12,417,300)		$12,417,300

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

29	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.5%

MONEY MARKET FUNDS – 0.8%
Blackrock Liquidity Fed Fund, Institutional Shares, 2.87%^	1,070,000	$1,070,000
Invesco Government & Agency Portfolio, Institutional Class, 3.07%^	779,000	779,000
JPMorgan U.S. Government Money Market Fund, Capital Class, 2.80%^	580,000	580,000
Morgan Stanley Liquidity Fund, Government Portfolio, Institutional Class, 2.88%^	1,130,000	1,130,000

TOTAL MONEY MARKET FUNDS (COST $3,559,000)		$3,559,000

	Par Value

REPURCHASE AGREEMENTS – 3.7%

Bank of America Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $3,490,125, collateralized by U.S. Government Agency Securities, 0.01% to 5.50%, maturing 2/25/32 to 1/01/61; total market value of $3,559,626.	$3,489,829	3,489,829

Citigroup Global Markets Ltd., 3.00%, dated 10/31/22, due 11/01/22, repurchase price $1,316,579, collateralized by U.S. Treasury Securities, 0.13% to 4.38%, maturing 11/15/31 to 2/15/52; total market value of $1,343,586.	1,316,469	1,316,469

Deutsche Bank Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $3,490,125, collateralized by U.S. Treasury Securities, 0.00% to 4.25%, maturing 12/31/22 to 11/15/43; total market value of $3,559,626.	3,489,829	3,489,829

Description	Par Value	Value

National Bank Financial, 3.09%, dated 10/31/22, due 11/01/22, repurchase price $3,490,129, collateralized by U.S. Treasury Securities, 0.00% to 4.08%, maturing 11/01/22 to 9/09/49; total market value of $3,559,626.	$3,489,829	$3,489,829

RBC Dominion Securities, Inc., 3.05%, dated 10/31/22, due 11/01/22, repurchase price $3,490,125, collateralized by U.S. Government Agency & Treasury Securities, 0.50% to 5.00%, maturing 2/28/26 to 10/20/52; total market value of $3,559,626.	3,489,829	3,489,829

TOTAL REPURCHASE AGREEMENTS (COST $15,275,785)		$15,275,785

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $18,834,785)		$18,834,785

TOTAL INVESTMENTS – 104.5% (Cost $457,416,973)		$437,027,327

COLLATERAL FOR SECURITIES ON LOAN – (4.5%)		(18,834,785)

OTHER ASSETS LESS LIABILITIES – 0.0%**		200,261

TOTAL NET ASSETS – 100.0%		$418,392,803

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	30

Wilmington Real Asset Fund (continued)

  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2		Level 3	Total
Assets

Investments in Securities

Inflation Related Securities

Exchange-Traded Funds	$55,317,591	$—		$—	$55,317,591

Real Estate Related Securities

Common Stocks

Construction & Engineering	2	—		—	2

Diversified	569,728	—		—	569,728

Diversified Real Estate Activities	10,262,165	—		—	10,262,165

Industrial	20,421	—		—	20,421

Office	79,681	—		—	79,681

Real Estate Development	2,305,350	—		—(a)	2,305,350

Real Estate Operating Companies	11,313,205	—		—	11,313,205

Residential	17,077	—		—	17,077

Retail	205,231	—		—	205,231

Exchange-Traded Funds	32,224,579	—		—	32,224,579

Investment Company	7,760,692	—		—	7,760,692

Real Estate Investment Trusts

Diversified	9,339,943	—		—	9,339,943

Diversified Real Estate Activities	50,406	—		—	50,406

Health Care	9,277,994	—		—	9,277,994

Hotel & Resort	4,153,270	—		—	4,153,270

Industrial	20,182,865	—		—	20,182,865

Office	11,100,621	—		—	11,100,621

Real Estate Operating Companies	101,850	—		—	101,850

Residential	17,412,162	—		—	17,412,162

Retail	20,975,221	—		—	20,975,221

Specialized	21,754,255	—		—	21,754,255

Rights	—	—	(a)	—	—

Commodity Related Securities

Exchange-Traded Funds	6,535,254	—		—	6,535,254

Investment Companies	164,815,679	—		—	164,815,679

Money Market Funds	15,976,300	—		—	15,976,300

Repurchase Agreements	—	15,275,785		—	15,275,785

Total Investments in Securities	$421,751,542	$15,275,785		$—	$437,027,327

(a) Includes internally fair valued securities currently priced at zero ($ 0).

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

**	Represents less than 0.05%.

[0]	Rounds to less than 1 share.

*	Non-income producing security.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

31	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund
J-REIT	Japanese Real Estate Investment Trust
OYJ	Public Limited Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited Partnership With Share Capital
SPDR	Standard & Poor’s Depositary Receipt

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	32

October 31, 2022 (unaudited)	Wilmington International Fund		Wilmington Global Alpha Equities Fund		Wilmington Real Asset Fund

ASSETS:
Investments, at identified cost	$516,900,283		$188,096,191		$457,416,973

Investments in securities, at value	$500,329,180	(a)	$203,316,525		$437,027,327	(b)
Cash	679		—		652
Deposits for financial futures contracts	1,071,089		5,806,685		—
Cash denominated in foreign currencies	4,463,072	(c)	367,155	(c)	42,598	(c)
Variation margin receivable for financial futures contracts	377,014		417,718		—
Income receivable	1,220,353		371,948		293,817
Foreign tax reclaim receivable	1,626,592		342,880		167,330
Due from broker	208		—		—
Receivable for shares sold	195,274		170,276		574,154
Unrealized appreciation on forward foreign currency contracts	—		470,552		—
Receivable for investments sold	583,511		665,446		—
Prepaid and other assets	30,204		20,917		20,579

TOTAL ASSETS	509,897,176		211,950,102		438,126,457

LIABILITIES:
Collateral for securities on loan	13,512,418		—		18,834,785
Due to custodian	—		8,717		—
Deferred foreign capital gains tax payable	24,058		2,976		—
Payable for investments purchased	888,663		1,198,253		—
Unrealized depreciation on forward foreign currency contracts	—		16,366		—
Payable for shares redeemed	111,263		335,160		526,101
Payable to sub-advisors	130,871		97,035		15,916
Payable for Trustees’ fees	3,883		3,883		3,376
Payable for administration fees	12,686		5,364		10,610
Payable for distribution services fees	509		60		205
Payable for investment advisory fees	150,374		71,042		120,506
Other accrued expenses	314,108		180,816		222,155

TOTAL LIABILITIES	15,148,833		1,919,672		19,733,654

NET ASSETS	$494,748,343		$210,030,430		$418,392,803

NET ASSETS CONSIST OF:

Paid-in capital	$547,899,490		$202,303,555		$446,421,791
Distributable earnings (loss)	(53,151,147)		7,726,875		(28,028,988)

TOTAL NET ASSETS	$494,748,343		$210,030,430		$418,392,803

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$2,418,280		$287,195		$974,120

Shares outstanding (unlimited shares authorized)	342,014		25,112		70,570

Net Asset Value per share	$7.07		$11.44		$13.80

Offering Price per share*	$7.48	**	$12.11	**	$14.60	**

Class I
Net Assets	$492,330,063		$209,743,235		$417,418,683

Shares outstanding (unlimited shares authorized)	68,911,480		18,011,740		29,789,522

Net Asset Value and Offering Price per share	$7.14		$11.64		$14.01

(a)	Including $11,685,937 of securities on loan (Note 2).
(b)	Including $18,389,799 of securities on loan (Note 2).
(c)	Cost of cash denominated in foreign currencies was $4,496,338, $372,047 and $48,436, respectively .
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

33	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2022 (unaudited)	Wilmington International Fund		Wilmington Global Alpha Equities Fund		Wilmington Real Asset Fund

INVESTMENT INCOME:
Dividends	$9,140,234	(a)	$2,347,031	(a)	$6,480,252 (a)
Interest	17,183		27,562		—
Securities lending income, net	68,681		—		60,575

TOTAL INVESTMENT INCOME	9,226,098		2,374,593		6,540,827

EXPENSES:
Investment advisory fees	2,162,900		1,610,387		1,147,650
Administration fees	85,455		32,966		69,509
Portfolio accounting and administration fees	127,504		44,791		69,356
Custodian fees	103,888		44,207		39,532
Transfer and dividend disbursing agent fees and expenses	32,444		13,700		13,446
Trustees’ fees	33,571		33,571		33,571
Professional fees	85,928		85,078		76,434
Distribution services fee—Class A	3,406		367		1,338
Shareholder services fee—Class A	3,406		367		1,338
Share registration costs	18,730		17,596		18,890
Printing and postage	10,423		7,956		9,498
Miscellaneous	34,704		19,462		27,675

TOTAL EXPENSES	2,702,359		1,910,448		1,508,237

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(305,100)		(578,461)		(90,702)
Waiver by sub-advisor	(43,367)		—		(17,092)
Waiver of shareholder services fee—Class A	(3,406)		(367)		(1,338)

TOTAL WAIVERS AND REIMBURSEMENTS	(351,873)		(578,828)		(109,132)

Net expenses	2,350,486		1,331,620		1,399,105

Net investment income	6,875,612		1,042,973		5,141,722

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(40,899,192)		(869,704)		3,367,980
Net realized gain (loss) on forward foreign currency contracts	(9,707)		2,962,287		(181)
Net realized gain (loss) on foreign currency transactions	(789,689)		(152,164)		(60,946)
Net realized gain (loss) on financial futures contracts	606,023		4,900,196		—

Net realized gain (loss)	(41,092,565)		6,840,615		3,306,853

Net change in unrealized appreciation (depreciation) on investments	(52,696,365	)(b)	(13,766,713	)(b)	(80,548,126)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—		(740,137)		—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(57,551)		(7,811)		(1,833)
Net change in unrealized appreciation (depreciation) on financial futures contracts	(1,255,189)		2,296,269		—

Net change in unrealized appreciation (depreciation)	(54,009,105)		(12,218,392)		(80,549,959)

Net realized and unrealized gain (loss)	(95,101,670)		(5,377,777)		(77,243,106)

Change in net assets resulting from operations	$(88,226,058)		$(4,334,804)		$(72,101,384)

(a)	Net of foreign withholding taxes of $860,756, $186,149 and $136,420, respectively.
(b)	Net of change in deferred foreign capital gains tax accrued of $8,984 and $1,738, respectively.

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	34

	Wilmington International Fund		Wilmington Global Alpha Equities Fund

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022

OPERATIONS:
Net investment income	$6,875,612	$8,931,202	$1,042,973	$813,947
Net realized gain (loss)	(41,092,565)	34,613,517	6,840,615	9,830,329
Net change in unrealized appreciation (depreciation)	(54,009,105)	(160,824,359)	(12,218,392)	(14,472,171)

Change in net assets resulting from operations	(88,226,058)	(117,279,640)	(4,334,804)	(3,827,895)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(42,001)	(140,818)	—	(1,534)
Class I	(8,748,396)	(27,489,939)	—	(1,127,043)

Total distributions to shareholders	(8,790,397)	(27,630,757)	—	(1,128,577)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	6,076	14,806	284	979
Class I	77,867,717	97,632,573	32,443,160	44,382,799
Distributions reinvested
Class A	38,845	129,098	—	1,534
Class I	1,705,483	12,890,244	—	347,409
Cost of shares redeemed
Class A	(111,149)	(475,838)	(2,150)	(24,737)
Class I	(105,038,264)	(65,462,154)	(30,327,968)	(34,055,348)

Change in net assets resulting from share transactions	(25,531,292)	44,728,729	2,113,326	10,652,636

Change in net assets	(122,547,747)	(100,181,668)	(2,221,478)	5,696,164

NET ASSETS:
Beginning of period	617,296,090	717,477,758	212,251,908	206,555,744

End of period	$494,748,343	$617,296,090	$210,030,430	$212,251,908

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	765	1,466	25	81
Class I	9,773,551	9,786,405	2,737,758	3,621,891
Distributions reinvested
Class A	5,067	12,730	—	127
Class I	220,588	1,264,315	—	28,245
Shares redeemed
Class A	(14,169)	(47,287)	(192)	(2,033)
Class I	(13,151,532)	(6,524,942)	(2,572,661)	(2,784,677)

Net change resulting from share transactions	(3,165,730)	4,492,687	164,930	863,634

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

35	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington Real Asset Fund

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
OPERATIONS:
Net investment income	$5,141,722	$49,165,824
Net realized gain (loss)	3,306,853	21,696,018
Net change in unrealized appreciation (depreciation)	(80,549,959)	5,619,182

Change in net assets resulting from operations	(72,101,384)	76,481,024

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,072)	(110,221)
Class I	(2,467,074)	(50,543,503)

Total distributions to shareholders	(2,472,146)	(50,653,724)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	108,577	125,187
Class I	37,205,342	93,457,658
Distributions reinvested
Class A	4,969	106,501
Class I	1,013,779	19,610,932
Cost of shares redeemed
Class A	(127,122)	(101,368)
Class I	(33,366,976)	(115,096,412)

Change in net assets resulting from share transactions	4,838,569	(1,897,502)

Change in net assets	(69,734,961)	23,929,798
NET ASSETS:
Beginning of period	488,127,764	464,197,966

End of period	$418,392,803	$488,127,764

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	7,025	7,512
Class I	2,473,595	5,648,957
Distributions reinvested
Class A	340	6,699
Class I	68,186	1,216,232
Shares redeemed
Class A	(8,516)	(6,323)
Class I	(2,194,170)	(6,788,203)

Net change resulting from share transactions	346,460	84,874

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	36

For a share outstanding throughout each period:

WILMINGTON INTERNATIONAL FUND

CLASS A	Six Months Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018

Net Asset Value, Beginning of Period	$8.44		$10.47	$7.35	$8.52	$9.11	$7.86
Income (Loss) From Operations:
Net Investment Income(a)	0.09		0.10	0.10	0.13	0.14	0.08
Net Realized and Unrealized Gain (Loss)	(1.34)		(1.75)	3.16	(1.17)	(0.51)	1.26

Total Income (Loss) From Operations	(1.25)		(1.65)	3.26	(1.04)	(0.37)	1.34

Less Distributions From:
Net Investment Income	(0.12)		(0.16)	(0.14)	(0.13)	(0.14)	(0.09)
Net Realized Gains	—		(0.22)	—	—	(0.08)	—

Total Distributions	(0.12)		(0.38)	(0.14)	(0.13)	(0.22)	(0.09)

Net Asset Value, End of Period	$7.07		$8.44	$10.47	$7.35	$8.52	$9.11

Total Return(b)	(14.92)%		(16.31)%	44.67%	(12.35)%	(4.07)%	17.18%
Net Assets, End of Period (000’s)	$2,418		$2,957	$4,015	$3,036	$4,871	$5,473
Ratios to Average Net Assets
Gross Expense(c)	1.47	%(d)	1.48%	1.48%	1.50%	1.50%	1.48%
Net Expense(c),(e)	1.09	%(d)	1.10%	1.06%	0.98%	1.00%	1.04%
Net Investment Income	2.22	%(d)	1.00%	1.10%	1.57%	1.69%	0.93%
Portfolio Turnover Rate	51%		71%	74%	79%	70%	75%

CLASS I	Six Months Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018

Net Asset Value, Beginning of Period	$8.52		$10.56	$7.41	$8.59	$9.18	$7.92
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.13	0.12	0.13	0.17	0.09
Net Realized and Unrealized Gain (Loss)	(1.35)		(1.77)	3.18	(1.17)	(0.53)	1.27

Total Income (Loss) From Operations	(1.25)		(1.64)	3.30	(1.04)	(0.36)	1.36

Less Distributions From:
Net Investment Income	(0.13)		(0.18)	(0.15)	(0.14)	(0.15)	(0.10)
Net Realized Gains	—		(0.22)	—	—	(0.08)	—

Total Distributions	(0.13)		(0.40)	(0.15)	(0.14)	(0.23)	(0.10)

Net Asset Value, End of Period	$ 7.14		$8.52	$10.56	$7.41	$ 8.59	$9.18

Total Return(b)	(14.82)%		(16.10)%	44.92%	(12.28)%	(3.91)%	17.29%
Net Assets, End of Period (000’s)	$492,330		$614,339	$713,463	$513,640	$570,749	$655,810
Ratios to Average Net Assets
Gross Expense(c)	0.97	%(d)	0.99%	1.16%	1.25%	1.26%	1.23%
Net Expense(c),(e)	0.84	%(d)	0.85%	0.85%	0.85%	0.87%	0.91%
Net Investment Income	2.47	%(d)	1.27%	1.32%	1.58%	1.95%	1.06%
Portfolio Turnover Rate	51%		71%	74%	79%	70%	75%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.
(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

37	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON GLOBAL ALPHA EQUITIES FUND

	Six Months Ended October 31, 2022		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
CLASS A	(Unaudited)
Net Asset Value, Beginning of Period	$11.68		$11.97	$10.87	$11.28	$10.99	$10.54
Income (Loss) From Operations:
Net Investment Income(a)	0.04		0.01	0.02	0.07	0.09	0.05
Net Realized and Unrealized Gain (Loss)	(0.28)		(0.24)	1.31	(0.35)	0.33	0.52

Total Income (Loss) From Operations	(0.24)		(0.23)	1.33	(0.28)	0.42	0.57

Less Distributions From:
Net Investment Income	—		(0.06)	(0.06)	(0.13)	(0.13)	(0.12)
Net Realized Gains	—		—	(0.17)	—	—	—

Total Distributions	—		(0.06)	(0.23)	(0.13)	(0.13)	(0.12)

Net Asset Value, End of Period	$11.44		$11.68	$11.97	$10.87	$11.28	$10.99

Total Return(b)	(2.06)%		(1.97)%	12.27%	(2.57)%	3.87%	5.41%
Net Assets, End of Period (000’s)	$ 287		$ 295	$ 324	$ 208	$ 125	$ 132
Ratios to Average Net Assets
Gross Expense(c)	2.28	%(d)	2.30%	2.30%	2.29%	2.36%	2.46%
Net Expense(c),(e)	1.49	%(d)	1.49%	1.49%	1.49%	1.49%	1.50%
Net Investment Income	0.73	%(d)	0.12%	0.19%	0.63%	0.78%	0.42%
Portfolio Turnover Rate	30%		44%	58%	84%	61%	58%

	Six Months Ended October 31, 2022		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
CLASS I	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.88		$ 12.14	$ 11.01	$ 11.40	$ 11.08	$ 10.61
Income (Loss) From Operations:
Net Investment Income(a)	0.06		0.05	0.05	0.09	0.11	0.11
Net Realized and Unrealized Gain (Loss)	(0.30)		(0.25)	1.31	(0.34)	0.34	0.49

Total Income (Loss) From Operations	(0.24)		(0.20)	1.36	(0.25)	0.45	0.60

Less Distributions From:
Net Investment Income	—		(0.06)	(0.06)	(0.14)	(0.13)	(0.13)
Net Realized Gains	—		—	(0.17)	—	—	—

Total Distributions	—		(0.06)	(0.23)	(0.14)	(0.13)	(0.13)

Net Asset Value, End of Period	$ 11.64		$ 11.88	$ 12.14	$ 11.01	$ 11.40	$ 11.08

Total Return(b)	(2.02)%		(1.63)%	12.46%	(2.31)%	4.18%	5.63%
Net Assets, End of Period (000’s)	$209,743		$211,957	$206,232	$211,911	$168,199	$156,369
Ratios to Average Net Assets
Gross Expense(c)	1.78	%(d)	1.80%	1.99%	2.04%	2.11%	2.21%
Net Expense(c),(e)	1.24	%(d)	1.24%	1.24%	1.24%	1.24%	1.25%
Net Investment Income	0.97	%(d)	0.38%	0.44%	0.82%	1.02%	1.03%
Portfolio Turnover Rate	30%		44%	58%	84%	61%	58%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	38

For a share outstanding throughout each period:

WILMINGTON REAL ASSET FUND

	Six Months Ended October 31, 2022		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
CLASS A	(Unaudited)
Net Asset Value, Beginning of Period	$16.30		$15.58		$12.33		$14.40	$14.48	$13.87
Income (Loss) From Operations:
Net Investment Income(a)	0.15		1.64	(b)	0.17		0.45	0.34	0.35
Net Realized and Unrealized Gain (Loss)	(2.58)		0.82		3.32		(2.03)	(0.07)	0.63

Total Income (Loss) From Operations	(2.43)		2.46		3.49		(1.58)	0.27	0.98

Less Distributions From:
Net Investment Income	(0.07)		(1.74)		(0.24)		(0.49)	(0.35)	(0.37)

Total Distributions	(0.07)		(1.74)		(0.24)		(0.49)	(0.35)	(0.37)

Net Asset Value, End of Period	$13.80		$16.30		$15.58		$12.33	$14.40	$14.48

Total Return(c)	(14.93)%		16.34%		28.65%		(11.35)%	2.05%	7.11%
Net Assets, End of Period (000’s)	$ 974		$1,169		$ 995		$ 932	$1,173	$1,297
Ratios to Average Net Assets
Gross Expense(d)	1.17	%(e)	1.17%		1.30%		1.30%	1.32%	1.32%
Net Expense(d),(f)	0.87	%(e)	0.89%		0.96%		0.96%	0.96%	0.99%
Net Investment Income	2.02	%(e)	10.04	%(b)	1.25%		3.16%	2.44%	2.46%
Portfolio Turnover Rate	7%		32%		40	%(g)	411%	347%	438%

	Six Months Ended October 31, 2022		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
CLASS I	(Unaudited)
Net Asset Value, Beginning of Period	$ 16.54		$ 15.77		$ 12.47		$ 14.56	$ 14.63	$ 14.01
Income (Loss) From Operations:
Net Investment Income(a)	0.17		1.65	(b)	0.17		0.49	0.38	0.40
Net Realized and Unrealized Gain (Loss)	(2.62)		0.89		3.40		(2.06)	(0.07)	0.62

Total Income (Loss) From Operations	(2.45)		2.54		3.57		(1.57)	0.31	1.02

Less Distributions From:
Net Investment Income	(0.08)		(1.77)		(0.27)		(0.52)	(0.38)	(0.40)

Total Distributions	(0.08)		(1.77)		(0.27)		(0.52)	(0.38)	(0.40)

Net Asset Value, End of Period	$ 14.01		$ 16.54		$ 15.77		$ 12.47	$ 14.56	$ 14.63

Total Return(c)	(14.82)%		16.66%		29.00%		(11.13)%	2.29%	7.31%
Net Assets, End of Period (000’s)	$417,419		$486,959		$463,203		$199,115	$309,654	$307,734
Ratios to Average Net Assets
Gross Expense(d)	0.67	%(e)	0.67%		0.93%		1.05%	1.07%	1.07%
Net Expense(d),(f)	0.62	%(e)	0.64%		0.71%		0.71%	0.71%	0.74%
Net Investment Income	2.27	%(e)	9.98	%(b)	1.18%		3.41%	2.69%	2.74%
Portfolio Turnover Rate	7%		32%		40	%(g)	411%	347%	438%

(a)	Per share amounts have been calculated using the average shares method.

(b)

The net investment income earned by the Fund increased significantly during the fiscal year ended April 30, 2022 due to larger than usual net investment income distributions from the commodity-related investments in its portfolio.

(c)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(d)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.

(f)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(g)	In 2020, the Fund transitioned to a single sub-advisor strategy. As a result, the portfolio turnover rate for the year ended April 30, 2021 was significantly lower than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

39	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2022 (unaudited)

1.    ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)(d)	The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

Wilmington Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

(d) Diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Funds utilize a fair value approach. The fair value of the Funds’ portfolio securities are determined as follows:

●

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

●	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

●

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

●	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

●	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

●	for all other securities, at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (‘‘Trustees’’).

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	40

securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2022, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

International Fund
Bank of America Securities, Inc.	$2,567,886	$2,567,886	$—	$—
Daiwa Capital Markets America	2,128,760	2,128,760	—	—
Deutsche Bank Securities, Inc.	2,567,886	2,567,886	—	—
RBC Dominion Securities, Inc.	2,567,886	2,567,886	—	—

	$9,832,418	$9,832,418	$—	$—

Real Asset Fund
Bank of America Securities, Inc.	$3,489,829	$3,489,829	$—	$—
Citigroup Global Markets Ltd.	1,316,469	1,316,469	—	—
Deutsche Bank Securities, Inc.	3,489,829	3,489,829	—	—
National Bank Financial	3,489,829	3,489,829	—	—
RBC Dominion Securities, Inc.	3,489,829	3,489,829	—	—

	$15,275,785	$15,275,785	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

41	NOTES TO FINANCIAL STATEMENTS (continued)

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITs”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the Global Alpha Equities Fund, which is paid annually.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rates.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statements of Operations.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy their short sales positions on a daily basis. The Funds are charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statements of Operations. During the six months ended October 31, 2022, there were no short sales transactions.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	42

instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2022, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)
International Fund	$11,685,937	$11,685,937	$—
Real Asset Fund	18,389,799	18,389,799	—

(1)

Collateral with a value of $13,512,418 and $18,834,785, respectively, has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.     DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Risk of loss on derivatives, including written options, forward foreign currency contracts, and financial futures contracts, may exceed amounts recognized on the Statements of Assets and Liabilities.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund and the Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

For the six months ended October 31, 2022, the International Fund and Global Alpha Equities Fund used equity index futures contracts to manage equity market exposure.

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities and the fair value of the Funds’ derivative investments categorized by primary risk exposure as of October 31, 2022.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin receivable for financial futures contracts*	Variation margin payable for financial futures contracts*

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

43	NOTES TO FINANCIAL STATEMENTS (continued)

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts**	Unrealized depreciation on forward foreign currency contracts**

*

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for financial futures contracts. The amount presented below is the cumulative unrealized appreciation (depreciation) from the date the contract was opened until October 31, 2022.

**	The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

	Asset Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts
Global Alpha Equities Fund
Financial Futures Contracts	$3,893,335	$3,893,335	$—
Forward Foreign Currency Contracts	470,552	—	470,552

Totals	$4,363,887	$3,893,335	$470,552

	Liability Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts
International Fund
Financial Futures Contracts	$(815,809)	$(815,809)	$—

Totals	$(815,809)	$(815,809)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(89,703)	$(89,703)	$—
Forward Foreign Currency Contracts	(16,366)	—	(16,366)

Totals	$(106,069)	$(89,703)	$(16,366)

The following is a summary of the location of realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the six months ended October 31, 2022.

Derivative Type	Location on the Statements of Operations
Equity contracts	Net realized gain (loss) on financial futures contracts.
Net change in unrealized appreciation (depreciation) on financial futures contracts.

Foreign exchange contracts	Net realized gain (loss) on forward foreign currency contracts.
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

	Net Realized Gain (Loss) on Derivatives Recognized in Results from Operations

Fund	Total	Equity Contracts	Foreign Exchange Contracts
International Fund
Financial Futures Contracts	$606,023	$606,023	$—
Forward Foreign Currency Contracts	(9,707)	—	(9,707)

Totals	$596,316	$606,023	$(9,707)

Global Alpha Equities Fund
Financial Futures Contracts	$4,900,196	$4,900,196	$—
Forward Foreign Currency Contracts	2,962,287	—	2,962,287

Totals	$7,862,483	$4,900,196	$2,962,287

Real Asset Fund
Forward Foreign Currency Contracts	$(181)	$—	$(181)

Totals	$(181)	$—	$(181)

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	44

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations

Fund	Total	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$(1,255,189)	$(1,255,189)	$—

Totals	$(1,255,189)	$(1,255,189)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$2,296,269	$2,296,269	$—
Forward Foreign Currency Contracts	(740,137)	—	(740,137)

Totals	$1,556,132	$2,296,269	$(740,137)

The average quarterly volume of derivative activities for the six months ended October 31, 2022 are as follows.

	Asset Derivative Volume

Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

International Fund	$12,578,093	$—
Global Alpha Equities Fund	—	24,565,368

Fund	Liability Derivative Volume Financial Futures Contracts(1)

Global Alpha Equities Fund	$ 99,308,626

(1)	Notional Amount.
(2)	Contract Amount.

The International and Real Asset Funds had forward foreign currency activity during the period but did not have open positions at any quarter-end.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the Fund’s Portfolio of Investments or Statements of Assets and Liabilities.

At October 31, 2022, derivative assets and liabilities by counterparty net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)

Global Alpha Equities Fund
Bank of Montreal	$27,962	$—	$—	$—	$27,962
TD Securities Ltd.	171,974	—	—	—	171,974
Deutsche Bank AG	75,857	—	—	—	75,857
Morgan Stanley	194,759	—	—	—	194,759

Total Derivative Assets	$470,552	$—	$—	$—	$470,552

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

45	NOTES TO FINANCIAL STATEMENTS (continued)

Fund/Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Exposure of Derivative Liabilities(2)
Global Alpha Equities Fund (continued)
Citigroup Global Markets	$(6,005)	$—	$—	$—	$(6,005)
Hong Kong Shanghai Bank	(10,361)	—	—	—	(10,361)

Total Derivative Liabilities	$(16,366)	$—	$—	$—	$(16,366)

(1)   Excess of collateral received is not shown for financial reporting purposes.

(2)   Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

(3)   Excess of collateral pledged is not shown for financial reporting purposes.

4.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2022.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2022, the cost of investments and derivatives for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments and derivatives for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments and derivatives for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
International Fund	$523,789,597	$48,757,968	$(73,034,194)	$(24,276,226)
Global Alpha Equities Fund	192,048,430	34,134,885	(18,608,972)	15,525,913
Real Asset Fund	465,684,020	18,248,168	(46,904,861)	(28,656,693)

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2022, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
Global Alpha Equities Fund	$(6,363,234)	$(8,336,481)	$(14,699,715)
Real Asset Fund	—	(5,637,928)	(5,637,928)

Late year loss deferrals represent (1) net specified losses realized between November 1 and April 30 of each year and (2) ordinary losses realized between January 1 and April 30 of each year that the Fund has elected for U.S. federal income tax purposes to treat as occurring on the first day of the following tax year. As of April 30, 2022, late year loss deferrals were as follows:

Fund	Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses
Real Asset Fund	$(22,497)	$—	$—

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	46

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Each of the Funds utilizes a sub-advisor strategy, whereby WFMC allocates all or a portion of the Funds’ assets among one or more sub-advisors and strategies. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below.

Fund	Gross Fees	Fees Waived/ Reimbursed		Current Fee as a % of average net assets of the Fund/ Allocated Net Assets for Sub-advisors
International Fund
WFMC	$1,251,589	$(305,100)		0.45%
Sub-advisors:
Allianz Global investors U.S. LLC (terminated 6/20/22)	26,483	(16,368)		0.38% on the first $100 million; 0.33% on the next $100 million; and 0.28% on assets in excess of $200 million allocated to the Europe Equity Growth Select Strategy.
	17,289	(10,685)		0.25% on assets allocated to the High Dividend Europe
				Strategy.
AXA Investment Managers, Inc.	127,417	—		0.43% on the first $150 million; and 0.41% on assets in excess
				of $150 million
Berenberg Asset Management LLC	66,493	—		0.27%
Nikko Asset Management Americas, Inc.	179,189	—		0.32%
Parametric Portfolio Associates LLC (effective 6/16/2022)	109,721	(16,314	)***	0.25% of the first $20 million in assets; 0.20% of the next $20 million in assets; 0.15% on the next $110 million; and 0.10% of assets in excess of $150 million.
Schroder Investment Management North America, Inc.	384,719	—		0.50%

Total(a)	$2,162,900	$(348,467)

Global Alpha Equities Fund
WFMC	$1,019,912	$(578,461)		0.95%
Sub-advisors:
Wellington Management Company LP	590,475	—		0.55% on the first $250 million; and 0.50% on assets in excess of $250 million

Total(b)	$1,610,387	$(578,461)

Real Asset Fund
WFMC	$1,018,192	$(90,702)		0.45% on all Assets, except Assets allocated to the inflation- protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash strategy is 0.53% on the assets.
Sub-advisors:
Parametric Portfolio Associates LLC**	129,458	(17,092	)***	0.25% of the first $20 million in assets; 0.20% of the next $20 million in assets; 0.15% on the next $110 million; and 0.10% of assets in excess of $150 million.

Total(c)	$1,147,650	$(107,794)

**	Parametric Portfolio Associates LLC (“Parametric”) fee changed effective July 1, 2022. Prior to July 1, 2022, the fee for assets in excess of $40 million was 0.15%.

***

Effective July 1, 2022, Parametric agreed to the aggregating of assets managed for the International Fund and the Real Asset Fund when calculating fees under the new fees schedule which results in a lower aggregate fee being paid to Parametric. The resulting fee reduction is allocated pro rata to each Fund and is shown as a fee waiver for each Fund.

(a)	The total gross advisory and sub-advisory fees during the period were 0.78% for the International Fund.

(b)	The total gross advisory and sub-advisory fees during the period were 1.50% for the Global Alpha Equities Fund.

(c)	The total gross advisory and sub-advisory fees during the period were 0.51% for the Real Asset Fund.

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2023 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

47	NOTES TO FINANCIAL STATEMENTS (continued)

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I

International Fund*	1.08%	0.83%
Global Alpha Equities Fund	1.49%	1.24%
Real Asset Fund**	0.82%	0.57%

*	Prior to August 31, 2022, the International Fund’s contractual expense limitation was 1.10% and 0.85% for Class A and Class I, respectively.
**	Prior to August 31, 2022, the Real Asset Fund’s contractual expense limitation was 0.89% and 0.64% for Class A and Class I, respectively.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2022, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2022, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees from Class A

International Fund	$424
Global Alpha Equities Fund	—
Real Asset Fund	1

Sales Charges – The Funds’ Class A shares bear front-end sales charges.

For the six months ended October 31, 2022, M&T did not receive any sales charges on the sale of Class A shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	48

For the six months ended October 31, 2022, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2022 were as follows:

Fund	Purchases	Sales

International Fund	$258,899,297	$281,968,801
Global Alpha Equities Fund	77,599,877	57,937,315
Real Asset Fund	35,516,190	28,847,613

7.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

Global financial markets continue to experience volatility partially related to the military action by Russia in Ukraine. As a result of this military action, the US and many other countries continue to have sanctions against Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have adverse effect on the region’s economies and more globally, including negative impact on markets for certain securities and the rising cost of commodities, such as oil and natural gas. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict, but could be prolonged and impact the Funds’ overall performance. In addition, the global outbreak of COVID-19 continues to have an impact on market volatility and global business, impacting the global economy and the financial health of individual companies in unforeseen ways.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

8.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 31, 2023.

The Funds did not utilize the LOC during the six months ended October 31, 2022.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

49	NOTES TO FINANCIAL STATEMENTS (concluded)

10.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

50

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2022 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 25, 2022, the Board held a special meeting (the “August Meeting”) with personnel of the Adviser and Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;
•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;
•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;
•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and
•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington International Fund

The Fund is sub-advised by AXA Investment Managers, Inc.; Berenberg Asset Management LLC; Nikko Asset Management Americas, Inc.; Parametric Portfolio Associates, LLC; and Schroder Investment Management North America, Inc.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

51	Semi-Annual Report

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered the performance of each Sub-Adviser against an appropriate benchmark and that the Fund had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2022. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be explained by sector allocation, with some additional underperformance attributed to style positioning. The Fund’s underexposure to energy and more defensive stocks, combined with excess exposure to technology and cyclical stocks, drove performance down. This positioning was impacted by the outbreak of the war in Ukraine, which caused energy prices to rise dramatically, and has been exacerbated by the rising interest rate environment, which put pressure on the Fund’s longer-duration growth holdings.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Global Alpha Equities Fund

The Fund is sub-advised by Wellington Management Company LLP.

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one- and five-year periods, and below the peer group average for the three-year period, ended June 30, 2022, and that the Fund has a defensive strategy that will under-perform in rising markets, and has strong risk-adjusted performance.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Real Asset Fund

The Fund is sub-advised by Parametric Portfolio Associates LLC.

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one- and five-year periods, and below the peer group average for the three-year period, ended June 30, 2022.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

52

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

53

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

December 9, 2021

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2022 (unaudited) / SEMI-ANNUAL REPORT

54

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this policy is December 9, 2021. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

SEMI-ANNUAL REPORT / October 31, 2022 (unaudited)

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Investment Advisor
Wilmington Funds Management Corp. 1100 North Market Street 9th Floor Wilmington, DE 19890
Sub-Advisor
Wilmington Trust Investment Advisors, Inc. 1100 North Market Street 9th Floor Wilmington, DE 19890
Additional Sub-Advisors to the Wilmington International Fund
AXA Investment Managers, Inc. 100 West Putnam Avenue Greenwich, Connecticut 06830 Berenberg
Asset Management LLC 1251 Avenue of the Americas, 53rd Floor New York, NY 10020 Nikko Asset Management Americas, Inc. 605 3rd Avenue, 38th Floor New York, New York 10158 Parametric Portfolio Associates, LLC 800 Fifth Avenue, Suite 2800 Seattle, WA 98104
Schroder Investment Management North America, Inc.
7 Bryant Park
New York, New York 10018
Additional Sub-Advisors to the
Wilmington Global Alpha Equities Fund
Wellington Management Company LLP 280 Congress Street Boston, Massachusetts 02210
Additional Sub-Advisors to the Wilmington Real Asset Fund
Parametric Portfolio Associates, LLC 800 Fifth Avenue, Suite 2800 Seattle, WA 98104
Co-Administrator
Wilmington Funds Management Corp. 1100 North Market Street 9th Floor Wilmington, DE 19890
Custodian
The Bank of New York Mellon 240 Greenwich Street New York, NY 10286
Distributor
ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, DE 19809
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP Two Commerce Square 2001 Market Street, Suite 1800 Philadelphia, PA 19103
WT-SAR-MMgr-1022
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com
We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	No applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

There was no change in the Registrant’s independent registered public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date January 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date January 3, 2023

By (Signature and Title)*	/s/ Arthur W. Jasion
Arthur W. Jasion
(Principal Financial Officer)

Date January 3, 2023

* Print the name and title of each signing officer under his or her signature.